9601 Blackwell Road
 Suite 500
Rockville, MD 20850
800.820.0888
www.rydexfunds.com

THE RYDEX SERIES FUNDS

Sector Funds
Annual Report

March 31, 2003

Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

RFSA-2-3/03

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

ANNUAL REPORT 1

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN	2

PERFORMANCE REPORTS	3

SCHEDULES OF INVESTMENTS	20

STATEMENTS OF ASSETS AND LIABILITIES	50

STATEMENTS OF OPERATIONS	54

STATEMENTS OF CHANGES IN NET ASSETS	58

FINANCIAL HIGHLIGHTS	68

NOTES TO FINANCIAL STATEMENTS	146

INDEPENDENT AUDITORS’ REPORT	170

UNAUDITED TAX INFORMATION	171

UNAUDITED INFORMATION ON BOARD OF TRUSTEES	172

DEAR SHAREHOLDER:

The year ended March 31, 2003 was characterized by progressively worsening tension between the U.S. and Iraq and a growing obsession with the possibility of war. Indeed, U.S. troops invaded Iraq during the third week of March 2003, the final days of the period covered by this report.

The market had good reason to be nervous about this war, whose length, economic cost and political consequences were impossible to predict.The financial markets seemed particularly jittery when concerns were expressed that the fighting might expand into neighboring countries, or that Saddam Hussein would set fire to his own oilfields. In the face of this paralyzing uncertainty, the stock markets added a third year to their losing streak.The bellwether S&P 500®Index was down 24.76% for the period, with the technology-heavy Nasdaq 100 Index®down 29.89%. A rally of several weeks in October and early November provided the only real respite from the relentless downward trend.

The Rydex inverse equity funds prospered in the face of such a trend. Ursa Fund, which takes an inverse position to the S&P 500, rewarded investors with a total return of 25.65%.The Arktos Fund,Tempest 500 Fund, and Venture 100 Fund also delivered strong returns to their bearish shareholders. (Tempest 500 Fund and Venture 100 Fund are included in the leveraged Rydex Dynamic Funds and are reported on separately.)

Returns were unanimously negative among the Rydex sector funds, with technology-related sectors faring the worst. Our gold-heavy Precious Metals Fund held its loss to a mere 4.01% for the year, and there were many periods during the year when rising gold prices created opportunity for fearful investors.

Fixed-income investments were the place to be this year as interest rates continued their long decline. Rydex U.S. Government Bond Fund, which takes a leveraged position in the long Treasury bond, returned 24.91%.With the possibility of a reversal in interest rate trends on the horizon, many investors are showing an interest in Rydex Juno Fund, which is designed to prosper during periods of rising rates.

There are signs that the coming year will be much better. Saddam Hussein’s government was toppled in short order, and while the complex task of rebuilding Iraq lies ahead, most pundits believe that the worst risks are behind us. Although economic recovery has failed to materialize, consumer confidence, employment and GDP numbers have by no means collapsed during this difficult period. Most importantly, the stock market, often seen as a leading indicator of economic growth, rallied robustly in April, 2003

Sincerely,

Albert P. (“Skip”) Viragh, Jr.
Chairman of the Board

ANNUAL REPORT 3

BANKING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings-and-loan institutions.

Inception: April 1, 1998

Banking stocks continued to be a safe haven for investors last year and in the first quarter of 2003, outperforming the broader market as measured by the S&P 500 Index for a second year in a row.Though stocks in the sector performed relatively well, the industry as a whole had a rough year. Bank credit quality suffered notably in the first half of 2002, with commercial bank net charge-offs rising 45% to $21.6 billion (1.10% of loans) from $14.9 billion (0.78%) the year before. Credit quality deterioration was most noticeable at the largest banks.Those with assets above $10 billion recorded a 1.30% charge-off rate, while those with $100 million to $1 billion in assets had net charge-offs of 0.39%. In addition, consumer bankruptcies, which make up the majority of bankruptcy filings, totaled 1,508,578, up 7.8% from the fiscal year 2001 filings. Banks continued to slow lending in some areas though mortgage rates remain at record lows.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(4/1/98)		(3/30/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

BANKING FUND	–13.15%	–4.90%	–13.73%	–5.51%	–14.35%	–4.18%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–3.88%	–24.76%	–13.14%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

BASIC MATERIALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Inception: April 1, 1998

Basic Materials stocks performed well relative to the broad market in the early part of the period only to lag in the first quarter of 2003. Rising prices for oil and chemicals cut into profits of many basic materials companies even as demand for consumer products, basic chemicals and life sciences revived.The chemical industry experienced a return to growth as customers began reordering chemicals after one of the worst corrections in U.S. inventory. As expectations of better economic trends take hold, the sector should benefit as companies restock inventory in anticipation of recovery. Pricing power continues to be an issue in the paper industry after significant weakness in 2001 and early 2002, however the industry should benefit from improved demand and a better capacity management.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(4/1/98)		(3/30/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

BASIC MATERIALS	–29.02%	–10.28%	–29.24%	–11.67%	–29.72%	–14.67%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–4.05%	–24.76%	–17.03%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 5

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services

Inception: April 1, 1998

Recent lackluster performance has been driven by overall negative market conditions and a series of clinical disappointments and regulatory product delays. But fundamentals continue to support the long-term growth prospects of the industry.The Food and Drug Administration, headed by the newly appointed Mark McClellan, may issue quicker approvals. A lack of leadership at the FDA may have delayed certain new therapeutics from getting through the meticulous FDA approval process in a timely fashion.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(4/1/98)		(3/30/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

BIOTECHNOLOGY FUND	–34.08%	6.63%	–34.43%	6.00%	–34.80%	–21.11%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–3.88%	–24.76%	–13.14%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Inception: July 6, 1998

Stocks in the consumer products and staples sector continued to outperform the broader market for the later part of the year as stalwart companies such as Proctor & Gamble and Pepsi Bottling posted solid gains in profits. A weakening dollar helped boost revenues at Gillette and Colgate-Palmolive, companies that derive a large portion of sales internationally. Coca-Cola saw its stock price decline as the world’s largest soft-drink maker announced that it would stop making earnings forecasts. Coca-Cola shares had their biggest one-day decline in four years in October after the company lowered its forecast. Going forward, consumer product companies will keep their focus on product development and differentiation, and expanding their markets abroad.

Cumulative Fund Performance: July 6, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(7/6/98)		(8/17/98)		(7/24/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

CONSUMER PRODUCTS FUND	–16.38%	–6.51%	–16.64%	–4.27%	–17.20%	–3.08%
S&P 500 INDEX	–24.76%	–5.05%	–24.76%	–3.84%	–24.76%	–16.10%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 7

ELECTRONICS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Inception: April 1, 1998

Though telecommunications equipment spending remains flat to down and demand has been weak for personal computers, there are a few bright spots in the electronics sector. Wireless phones have had high demand. In fact, Nokia estimated that shipments of cell phones totaled some 400 million in 2002. Consumer electronics products saw significant growth during 2002. However, there have also been signs that consumers have recently slowed their spending.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(4/2/98)		(3/26/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

ELECTRONICS FUND	–52.36%	–4.05%	–52.65%	–4.52%	–52.97%	–34.77%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–4.09%	–24.76%	–12.78%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ENERGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field including the exploration, production and development of oil, gas, coal and alternative sources of energy.

Inception: April 21, 1998

In response to war risks, the price of West Texas Intermediate oil, the U.S. benchmark, increased to about $34 per barrel in early 2003—the highest level since the 1991 Persian Gulf War. U.S. natural gas prices more than tripled over the next five months, reaching about $9.50 in late February, reflecting tight supplies.While war risk drove up the price of oil, a general economic slowdown and a decrease in both business and personal travel limited growth in this sector. Already low demand and the expectation that oil prices would drop dramatically after a quick war drove energy company prices lower.

Cumulative Fund Performance: April 21, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/21/98)		(5/5/98)		(4/19/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

ENERGY FUND	–21.79%	–2.35%	–22.13%	–2.89%	–22.48%	–14.63%
S&P 500 INDEX	–24.76%	–4.25%	–24.76%	–4.10%	–24.76%	–16.88%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 9

ENERGY SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

Inception: April 1, 1998

As war loomed closer at the end of 2002, energy services companies did fairly well. A major reason for this was that there was the expectation that Saddam Hussein would blow up the oil wells in Iraq, forcing the U.S. to spend hundreds of millions of dollars to clean up and restore the oil wells. However, because the war ended with very little damage to Iraq’s oil production infrastructure, the sector has not joined in with the rest of the market in this post-war rally. Nonetheless, much of Iraq’s oil infrastructure needs to be replaced. It may take some time until we know how much business the sector will gain from this rebuilding process, but the gains could be significant.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(4/2/98)		(3/30/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

ENERGY SERVICES FUND	–22.70%	–10.36%	–22.96%	–10.49%	–23.35%	–20.97%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–4.09%	–24.76%	–13.14%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loans institutions, insurance companies, brokerage companies and real-estate and leasing companies.

Inception: April 2, 1998

Financial Services stocks performed well relative to the broad equity markets despite a number of scandals. Citigroup and J.P. Morgan were charged with artificially propping up Enron’s financial position through unusual financing arrangements. Banks’ corporate lending operations incurred heavy losses resulting from major bankruptcies. Some commercial banks have been accused of offering underpriced loans as a loss leader to attract more lucrative investment banking business.Wall Street firms also faced serious accusations relating to conflicts of interest between their research and investment banking divisions. Large money center banks will focus on credit quality, risk management and resurgence in investment banking activity.

Cumulative Fund Performance: April 2, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/2/98)		(4/6/98)		(4/19/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

FINANCIAL SERVICES FUND	–24.97%	–4.93%	–24.74%	–6.03%	–25.19%	–14.74%
S&P 500 INDEX	–24.76%	–4.09%	–24.76%	–4.12%	–24.76%	–16.88%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 11

HEALTH CARE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies involved in the health care industry.

Inception: April 17, 1998

Health stocks were stung by an unprecedented wave of patent expirations on blockbuster medicines and subsequent competition from generic drug makers, slowing earnings growth, and a lack of new blockbuster drug discoveries at the major pharmaceuticals. The position having been empty nearly two years, a new head of the Food and Drug Administration was confirmed in October. New drug approvals slowed considerably while the agency was without a commissioner, but there is hope that drug approvals will begin to go faster.

Cumulative Fund Performance: April 17, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/17/98)		(5/11/98)		(3/30/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

HEALTH CARE FUND	–18.93%	–1.64%	–19.26%	–2.05%	–19.73%	–10.39%
S&P 500 INDEX	–24.76%	–4.18%	–24.76%	–3.97%	–24.76%	–13.14%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

INTERNET FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Inception: April 6, 2000

Like many sectors, the Internet stocks have been affected by geopolitical uncertainty and investor mistrust in the wake of corporate and Wall Street scandals. Lower revenues have strained the sector. Decreased technology spending has reduced investment in Web site development, Internet software and related services, and consumer confidence remains a concern. On the positive side, the industry has seen significant consolidation. Companies that have survived face less competition and may have more pricing power.

Cumulative Fund Performance: April 6, 2000 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/6/98)		(4/6/98)		(4/19/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

INTERNET FUND	–33.13%	–53.45%	–33.57%	–53.74%	–33.82%	–39.54%
S&P 500 INDEX	–24.76%	–16.23%	–24.76%	–16.23%	–24.76%	–16.88%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 13

LEISURE FUND

OBJECTIVE: Seeks capital appreciation by investing in companies in the leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacturers, musical recordings and instruments, alcohol and tobacco and publishing.

Inception: April 1, 1998

Leisure stocks struggled throughout the year as war worries and declining consumer confidence dragged down the already weak travel and tourism industry. Consumer confidence declined and finished the year at its lowest level. Falling sales and costs associated with the closing of restaurants led McDonald’s to post its first quarterly loss since the company went public in 1965. Cruise bookings slowed due to concerns about the economy, the war in Iraq and a series of flu outbreaks on Carnival Cruise Line and Royal Caribbean. Companies in the leisure sector will be looking for stabilization in the employment situation as well as an increase in consumer spending.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(6/3/98)		(5/3/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

LEISURE FUND	–25.50%	–9.67%	–25.58%	–9.28%	–25.98%	–23.00%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–3.80%	–24.76%	–17.03%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

PRECIOUS METALS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the precious metals industry.

Inception: December 1, 1993

Despite the fact that consumers bought less jewelry during the period, gold prices had their biggest increase in several years. Gold stocks were attractive to investors during this period as is typical in times of political uncertainty.

Cumulative Fund Performance: December 1, 1993 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS			C CLASS
	(12/1/93)			(4/27/01)

	ONE	FIVE	SINCE	ONE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	INCEPTION

PRECIOUS METALS FUND	–4.01%	–1.51%	–6.32%	–4.94%	14.59%
S&P 500 INDEX	–24.76%	–3.77%	8.69%	–24.76%	–17.04%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 15

RETAILING FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

Inception: April 1, 1998

Retailers struggled through much of the year amid a backdrop of overall weakness in the economy, the war in Iraq and declining consumer confidence. Retailers discounted aggressively to attract customers, and trimmed inventory in the last part of 2002. Unfortunately, the year ended with a disappointing holiday sales season despite retailers’ high promotional activity. According to the Bank of Tokyo-Mitsubishi, total sales for the year increased an anemic 6.8% while December same store sales, a key gauge of holiday spending, increased a meager 1.0%, the smallest increase since 1970.Wal-Mart,Target, Kohl’s and most other discounters fared better than high-end department stores as consumers were increasingly price conscious. Retailers are hoping that consumer spending will increase as the uncertainty about the war in Iraq abates.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(4/21/98)		(5/9/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

RETAILING FUND	–28.06%	–4.20%	–28.24%	–4.63%	–29.13%	–15.24%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–4.25%	–24.76%	–17.42%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

TECHNOLOGY FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking, and telecommunications equipment manufactures and PC hardware and peripherals companies.

Inception: April 14, 1998

Personal computer makers and software companies were hard hit during the period due to a weak global economy, tight capital markets and excess network capacity. In fact, many software companies reported large declines in revenues. A bright spot in the software industry was video game consoles, which saw healthy sales during the period.

Cumulative Fund Performance: April 14, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/14/98)		(4/29/98)		(4/18/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

TECHNOLOGY FUND	–35.36%	–6.64%	–35.28%	–8.58%	–35.78%	–31.92%
S&P 500 INDEX	–24.76%	–4.05%	–24.76%	–3.72%	–24.76%	–16.32%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 17

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

Inception: April 1, 1998

Telecommunications service providers are seeing declining revenue growth and capital constraints. Equipment vendors are also struggling, and many are currently aligning business models to adjust to weaker demand. Many have disposed of noncore assets, cut their payrolls and begun to cut costs.These moves should result in leaner companies, which should help the health of the overall telecom industry.

Cumulative Fund Performance: April 1, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/1/98)		(4/1/98)		(4/18/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

TELECOMMUNICATIONS FUND	–33.53%	–19.59%	–33.54%	–19.98%	–34.27%	–40.18%
S&P 500 INDEX	–24.76%	–3.88%	–24.76%	–3.88%	–24.76%	–16.32%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

TRANSPORTATION FUND

OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

Inception: April 2, 1998

Share prices in the transportation sector declined right in line with the broad market, losing 27.9% for the period.The U.S. airline industry has entered into one of the most difficult periods it has ever faced, grappling with high fuel prices, weak demand, labor unrest and the specter of bankruptcy. Economic doldrums, a slow recovery in demand for air travel and higher security costs have further weakened their overall corporate condition. Although the economic recovery has not yet fully made an appearance, the commercial transportation group has shown signs of revival.The trucking industry has benefited from strong retail sales. Railroads saw higher demand for shipments of chemicals, metals and motor vehicles. Airfreight also experienced a pickup in shipping volumes.

Cumulative Fund Performance: April 2, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/2/98)		(6/9/98)		(5/14/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

TRANSPORTATION FUND	–27.91%	–12.92%	–27.93%	–12.77%	–28.36%	–14.74%
S&P 500 INDEX	–24.76%	–4.09%	–24.76%	–4.27%	–24.76%	–17.32%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

ANNUAL REPORT 19

UTILITIES FUND

OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

Inception: April 3, 2000

Utility share prices fell significantly during the period as weak energy trading markets, overcapacity in power generation and oversupply in energy added to the sector’s woes. Credit and financing problems also cropped up as lenders grew cautious. Financial pressures have forced some utility companies to cut or eliminate their dividends. While the near-term looks bleak, the situation should improve as utilities address their credit concerns through restructurings, dividend cuts and cost cutting.

Cumulative Fund Performance: April 3, 2000 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		ADVISOR CLASS		C CLASS
	(4/3/98)		(4/3/98)		(4/27/01)

	ONE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

UTILITIES FUND	–33.55%	–15.82%	–34.07%	–16.26%	–34.40%	–33.22%
S&P 500 INDEX	–24.76%	–16.27%	–24.76%	–16.27%	–24.76%	–17.04%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structures.

BANKING FUND

SCHEDULE OF INVESTMENTS March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 96.8%
Bank of America Corp	6,348	$424,300
Wachovia Corp.†	10,616	361,687
Fifth Third Bancorp	5,885	295,074
National City Corp.†	9,642	268,530
BB&T Corp.†	7,873	247,448
Bank One Corp	6,866	237,701
Keycorp	9,970	224,923
US Bancorp	11,325	214,948
Wells Fargo & Co	4,716	212,173
Greenpoint Financial
Corp.†	4,510	202,093
Comerica, Inc	5,240	198,491
Union Planters Corp	7,518	197,648
Sovereign Bancorp, Inc.†	13,570	187,944
First Tennessee
National Corp.†	4,720	187,431
Wilmington Trust Co	6,020	167,356
Cullen/Frost
Bankers, Inc	5,330	161,925
Astoria Financial Corp.†	6,860	159,358
FirstMerit Corp	8,600	158,584
SunTrust Banks, Inc	2,941	154,844
Community First
Bankshares, Inc	6,040	154,322
Commercial
Federal Corp	7,000	152,040
Sterling Bancshares, Inc. .	11,950	142,085
JP Morgan Chase & Co.†	5,809	137,731
Golden West
Financial Corp	1,900	136,667
Fremont General Corp.	19,050	132,398
Flagstar Bancorp, Inc	4,840	127,631
Greater Bay Bancorp†	8,550	122,265
Bank Of Hawaii Corp	3,950	121,660
Staten Island
Bancorp, Inc	7,990	119,211
Waypoint Financial Corp.	6,600	113,916
Washington Mutual, Inc.†	2,989	105,422
M & T Bank Corp	1,170	91,939
Regions Financial Corp.	2,740	88,776
FleetBoston
Financial Corp	3,575	85,371

		MARKET
		VALUE
	SHARES	(NOTE 1)

UnionBanCal Corp	2,120	$83,570
Riggs National Corp	5,550	79,643
Boston Private Financial
Holdings, Inc	5,280	78,989
South Financial
Group, Inc	3,370	72,961
Hudson City
Bancorp, Inc	3,560	72,054
Huntington
Bancshares, Inc.†	3,720	69,155
Popular, Inc	2,020	68,660
Park National Corp	700	65,310
Commerce
Bancshares, Inc	1,655	60,490
National Commerce
Financial Corp	2,532	60,008
The Colonial
Bancgroup, Inc	5,180	58,275
Wintrust Fiancial Corp.	2,000	57,200
Seacoast Financial
Services Corp	3,000	54,753
Valley National Bancorp	2,220	54,679
Provident Financial
Group, Inc	2,510	53,287
Silicon Valley Bancshares*	2,900	52,751
Charter One
Financial, Inc	1,885	52,139
Compass Bancshares, Inc.	1,640	51,283
Fulton Financial Corp	2,160	40,630
The Bank of New
York Co., Inc.†	1,980	40,590
FirstFed Financial Corp.*	1,300	39,247
Associated Banc-Corp	1,084	35,046
Trustmark Corp	1,220	28,987
Mellon Financial Corp	1,300	27,638
Sky Financial Group, Inc.	1,280	25,178
First Midwest
Bancorp, Inc./IL	880	22,713
Whitney Holding Corp. .	660	22,519
Old National Bancorp/IN	1,000	21,400
Downey Financial Corp.	500	19,705
Banknorth Group, Inc	880	19,193
Hibernia Corp	1,100	18,656

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 21

BANKING FUND

SCHEDULE OF INVESTMENTS (concluded)         March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pacific Capital Bancorp	600	$17,784
Citigroup, Inc	490	16,881
Bancorpsouth, Inc	910	16,744
HSBC Holdings Plc	300	15,336
PNC Financial Services Group, Inc.†	360	15,257
Texas Regional Bancshares, Inc	495	14,944
United Bankshares, Inc	510	14,127
Citizens Banking Corp/MI	580	13,711

Total Common Stocks
(Cost $ 6,964,382)		7,725,385

	FACE
	AMOUNT

Repurchase Agreements 3.2%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$85,307	85,307
1.25% due 04/01/03	85,307	85,307
1.20% due 04/01/03	85,307	85,307

Total Repurchase Agreements
(Cost $ 255,921)		255,921

Total Investments 100%
(Cost $ 7,220,303)		$7,981,306

† All or a portion of this security is on loan at March 31, 2003—See Note 8

See Notes to Financial Statements.

BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.7%
Du Pont EI de
Nemours & Co.†	6,969	$270,816
International Paper Co.†	6,723	227,237
Dow Chemical Co	7,759	214,226
Praxair, Inc	3,199	180,264
Air Products &
Chemicals, Inc	4,030	166,963
PPG Industries, Inc	3,654	164,722
Alcoa, Inc	8,259	160,059
Newmont Mining Corp.†	5,229	136,738
Weyerhaeuser Co.†	2,782	133,063
Sealed Air Corp.*†	3,200	128,416
Monsanto Co.†	7,700	126,280
MeadWestvaco Corp	5,500	125,290
Pactiv Corp.*	5,850	118,755
Georgia-Pacific Corp.†	8,265	114,883
Freeport-McMoRan
Copper & Gold, Inc.*†	6,412	109,325
Vulcan Materials Co	3,580	108,223
Valspar Corp	2,540	103,962
Ecolab, Inc	2,070	102,113
Sonoco Products Co	4,720	98,790
Eastman Chemical Co	3,383	98,073
Lubrizol Corp	3,250	97,532
Rohm & Haas Co	3,100	92,318
Martin Marietta
Materials, Inc	3,050	84,210
Cytec Industries, Inc.*	2,950	82,157
Great Lakes
Chemical Corp	3,650	81,030
Albemarle Corp	3,300	80,355
RPM International, Inc.	7,500	78,750
Ferro Corp	3,500	74,795
Sigma-Aldrich Corp.†	1,609	71,584
Worthington Industries	6,000	71,580
HB Fuller Co	3,050	70,516
Ball Corp.†	1,220	67,954
Arch Chemicals, Inc	3,600	67,320
Bowater, Inc.†	1,800	66,870
Cambrex Corp	2,750	66,055
Steel Dynamics, Inc.*	5,600	65,240
Wausau-Mosinee
Paper Corp	6,321	64,474

		MARKET
		VALUE
	SHARES	(NOTE 1)

Phelps Dodge Corp.*	1,958	$63,596
Bemis Co	1,470	61,828
Longview Fibre Co	9,050	60,182
Nucor Corp.†	1,576	60,156
Texas Industries, Inc	3,000	57,690
International Flavors &
Fragrances, Inc	1,770	55,029
Hercules, Inc.*	6,200	53,940
Rock-Tenn Co. - Class A.	4,000	51,200
Engelhard Corp	2,356	50,466
Cabot Corp	2,100	50,106
Glatfelter	4,562	48,631
Allegheny
Technologies, Inc	16,200	46,980
Lyondell Chemical Co	3,150	43,942
RTI International
Metals, Inc.*	4,200	41,160
Graftech
International, Ltd.*	14,250	40,612
Packaging Corp. of
America*	2,250	40,523
Temple-Inland, Inc	1,050	39,270
Quaker Chemical Corp.	1,916	39,086
AK Steel Holding Corp.*	11,550	37,538
Olin Corp	2,000	36,340
The Scotts Co.*	700	36,260
Caraustar Industries, Inc.	5,200	35,204
Lafarge North
America, Inc	1,150	33,408
Peabody Energy Corp	1,150	32,074
Aracruz Celulose SA	1,600	32,016
Buckeye
Technologies, Inc.*	6,650	31,588
Nova Chemicals Corp	1,700	31,110
Owens-Illinois, Inc.*	3,400	30,736
Anglogold, Ltd.†	1,000	30,180
Akzo Nobel NV	1,500	30,075
Airgas, Inc.*	1,600	29,616
POSCO	1,475	29,058
Minerals
Technologies, Inc	750	28,583
Inco, Ltd.*	1,500	27,930
Glamis Gold, Ltd.*	2,700	27,918
Sappi, Ltd	2,300	27,439

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 23

BASIC MATERIALS FUND

SCHEDULE OF INVESTMENTS (concluded)         March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Boise Cascade Corp	1,250	$27,313
Aptargroup, Inc	800	25,880
Material Sciences Corp.*	2,550	25,679
Omnova Solutions, Inc.*	8,700	25,665
Stillwater Mining Co.*	10,200	25,500
Rayonier, Inc	550	24,233
Brush Engineered Materials, Inc.*	4,200	21,294
Arch Coal, Inc.†	1,100	20,911
Florida Rock Industries, Inc	600	20,310
Louisiana-Pacific Corp.*†	2,550	20,222
IMC Global, Inc	2,050	19,721
United States Steel Corp	2,000	19,660
Commonwealth Industries, Inc	2,850	14,079
Crompton Corp	3,186	12,903
Massey Energy Co	1,350	12,690
Penford Corp	1,050	12,569
MacDermid, Inc	593	12,127
Centerpoint Energy, Inc	1,200	8,460
Quanex Corp	250	7,925
Georgia Gulf Corp	300	6,039
Potlatch Corp	300	5,829

Total Common Stocks
(Cost $5,236,365)		6,011,417

	FACE
	AMOUNT

Repurchase Agreements 1.3%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$25,918	25,918
1.25% due 04/01/03	25,918	25,918
1.20% due 04/01/03	25,918	25,918

Total Repurchase Agreements
(Cost $77,754)		77,754

Total Investments 100%
(Cost $5,314,119)		$6,089,171

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.8%
Amgen, Inc.*†	459,043	$26,417,925
Chiron Corp.*†	155,497	5,831,137
Genzyme Corp. -
General Division*†	154,202	5,620,663
Gilead Sciences, Inc.*†	122,435	5,141,046
Medimmune, Inc.*†	153,176	5,028,768
Idec Pharmaceuticals
Corp.*†	114,131	3,905,563
ImClone Systems, Inc.*†	216,456	3,588,840
Biogen, Inc.*†	115,037	3,446,509
The Medicines Co.*	166,335	3,100,484
Scios, Inc.*†	69,173	3,047,762
Amylin Pharmaceuticals,
Inc.*†	176,835	2,864,727
Cephalon, Inc.*†	69,048	2,757,777
Affymetrix, Inc.*†	98,900	2,571,400
Celgene Corp.*†	98,316	2,564,081
Telik, Inc.*†	186,912	2,512,097
QLT, Inc	233,939	2,379,160
Abgenix, Inc.*†	243,795	2,121,017
Invitrogen Corp.*	68,358	2,093,806
Millennium Pharmaceuticals,
Inc.*†	262,253	2,061,309
Trimeris, Inc.*†	49,373	2,033,180
Biomarin Pharmaceutical,
Inc.*†	178,080	2,021,208
CV Therapeutics, Inc.*†	110,364	1,989,863
NPS Pharmaceuticals,
Inc.*†	124,626	1,926,718
Qiagen NV*†	325,580	1,904,643
Nektar Therapeutics*	299,795	1,894,704
Genta, Inc.*†	262,700	1,874,890
United
Therapeutics Corp.*†	107,466	1,852,714
Genentech, Inc.*†	52,500	1,838,025
OSI Pharmaceuticals,
Inc.*†	114,777	1,836,432
Antigenics, Inc.*†	195,507	1,620,753
Tanox, Inc.*	123,252	1,596,113
Ligand Pharmaceuticals,
Inc.*†	233,606	1,516,103
Human Genome
Sciences, Inc.*	162,226	1,387,032

		MARKET
		VALUE
	SHARES	(NOTE 1)

InterMune, Inc.*	61,785	$1,325,288
Atrix Labs, Inc.*	93,240	1,310,022
Tularik, Inc.*	258,113	1,303,471
Albany Molecular
Research, Inc.*†	87,036	1,297,707
Myriad Genetics, Inc.*†	120,150	1,212,314
Alkermes, Inc.*†	127,982	1,160,797
Regeneron Pharmaceutical,
Inc.*†	135,077	1,015,779
Enzon Pharmaceuticals,
Inc.*†	81,449	924,446
Incyte Genomics, Inc.*	301,084	900,241
Alexion
Pharmaceuticals, Inc.*	71,492	869,343
Protein Design
Labs, Inc.*	116,641	863,143
Ilex Oncology, Inc.*	81,757	757,070
Isis Pharmaceuticals,
Inc.*†	187,401	670,896
Enzo Biochem, Inc.*	49,174	642,704
Exelixis, Inc.*†	85,287	568,011
CuraGen Corp.*	134,102	549,818
Applera Corp.-Celera
Genomics Group*	63,052	543,508
Cell Therapeutics, Inc.*†	65,269	541,080
Techne Corp.*†	24,000	496,080
Medarex, Inc.*	150,399	485,789
Immunomedics, Inc.*	174,076	463,042
Cubist
Pharmaceuticals, Inc.*	52,941	424,057
Neopharm, Inc.*†	35,614	409,917
IDEXX
Laboratories, Inc.*	11,590	405,302
Gene Logic, Inc.*	74,842	379,449
Arena
Pharmaceuticals, Inc.*	57,275	376,870
Pharmacopeia, Inc	37,457	328,498
Sangstat Medical Corp	33,400	327,654
Transkaryotic
Therapies, Inc.*	52,444	308,895
Luminex Corp.*†	64,613	301,743
Cell Genesys, Inc.*	39,351	290,804
Array Biopharma, Inc.*	58,254	248,745
Geron Corp.*†	38,952	206,057

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 25

BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (concluded)         March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Immunogen, Inc.*	78,914	$184,659
Neurocrine Biosciences, Inc.*†	4,200	175,476
Novavax, Inc.*	35,549	143,973
Serologicals Corp	16,734	142,239
Avigen, Inc.*†	43,817	128,384
Kos Pharmaceuticals, Inc.*	5,560	97,133
Arqule, Inc.*	39,491	95,173
Vaxgen, Inc.†	27,813	84,552
Caliper Technologies Corp.*	22,716	79,506
Sepracor, Inc.*	4,400	59,620
Emisphere Technologies, Inc.*	22,634	57,490
ICOS Corp.*	1,600	29,936
Entremed, Inc.*	29,438	29,732

Total Common Stocks
(Cost $103,446,264)		135,562,862

	FACE
	AMOUNT

Repurchase Agreements1.2%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$531,618	531,618
1.25% due 04/01/03	531,618	531,618
1.20% due 04/01/03	531,618	531,618

Total Repurchase Agreements
(Cost $ 1,594,854)		1,594,854

Total Investments 100%
(Cost $105,041,118)		$137,157,716

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 96.6%
PepsiCo., Inc	5,580	$223,200
Procter & Gamble Co.†	2,220	197,691
Anheuser-Busch
Cos., Inc.†	4,015	187,139
Coca-Cola Co	4,081	165,199
Kraft Foods, Inc	5,340	150,588
Kimberly-Clark Corp	3,210	145,927
eBay, Inc.*†	1,650	140,728
Altria Group, Inc	3,878	116,185
Avon Products, Inc.†	2,010	114,670
Campbell Soup Co	5,330	111,930
Hershey Foods Corp	1,760	110,282
Coca-Cola
Enterprises, Inc	5,850	109,336
Albertson’s, Inc.†	5,514	103,939
Kellogg Co	3,356	102,861
Sara Lee Corp	5,371	100,438
H.J. Heinz Co	3,397	99,192
Fortune Brands, Inc	2,140	91,742
Pepsi Bottling
Group, Inc	5,010	89,829
Alberto-Culver Co. —
Class B†	1,790	88,211
Supervalu, Inc	5,650	87,575
Apollo Group, Inc.*†	1,745	87,075
The Gillette Co.†	2,685	83,074
Cendant Corp.*†	6,503	82,588
Performance Food
Group Co.*†	2,650	81,249
Winn-Dixie Stores, Inc.	6,090	80,510
Coors (Adolph) —
Class B	1,630	79,055
Newell Rubbermaid, Inc.	2,786	78,983
JM Smucker Co	2,210	77,284
Career Education Corp.*	1,560	76,315
Constellation
Brands, Inc.*	3,360	76,272
Tyson Foods, Inc. -
Class A	9,550	74,013
The Estee Lauder
Cos., Inc. - Class A†	2,420	73,471
Colgate-Palmolive Co	1,299	70,718
Expedia, Inc. - Class A*†	1,320	68,191

		MARKET
		VALUE
	SHARES	(NOTE 1)

H&R Block, Inc.†	1,590	$67,877
Archer-Daniels-
Midland Co	6,140	66,312
Kroger Co.*	4,786	62,936
Lancaster Colony Corp.	1,570	60,208
Weight Watchers
International, Inc.*	1,180	54,339
Ruddick Corp	3,790	46,617
Great Atlantic &
Pacific Tea Co.*	10,220	44,048
Church & Dwight, Inc.	1,400	42,504
Corinthian
Colleges, Inc.*†	980	38,710
General Mills, Inc.†	843	38,399
ServiceMaster Co	3,760	37,600
Corn Products
International, Inc	1,280	37,325
Sysco Corp	1,456	37,041
Energizer Holdings, Inc.*	1,410	35,941
DeVry, Inc.*	1,860	34,726
Sensient
Technologies Corp	1,720	34,434
Rent-A-Center, Inc.*	620	33,920
The Scotts Co.*	620	32,116
Education
Management Corp.*	770	30,623
WM Wrigley Jr. Co	520	29,380
Krispy Kreme
Doughnuts, Inc.*†	850	28,781
Flowers Foods, Inc	1,010	27,664
ITT Educational
Services, Inc.*	980	27,440
NBTY, Inc.*†	1,410	26,734
Clorox Co.†	510	23,547
International Flavors &
Fragrances, Inc	750	23,318
ConAgra Foods, Inc	1,132	22,731
Black & Decker Corp	650	22,659
Regis Corp	880	21,921
Bunge, Ltd	840	21,134
Blyth Industries, Inc	820	20,853
Snap-On, Inc	840	20,798
Tupperware Corp	1,450	20,039

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 27

CONSUMER PRODUCTS FUND

SCHEDULE OF INVESTMENTS (concluded)         March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Service Corp. International/US*	5,850	$16,263
Chemed Corp	425	13,468
Alberto Culver Co. —Class A	280	13,426
Stanley Works	540	12,955
International Multifoods Corp.*	660	12,751
Safeway, Inc.*†	626	11,850
Sylvan Learning Systems, Inc.*	660	10,481
United Rentals, Inc.*†	950	9,139
Robert Mondavi*	450	9,023
Pre-Paid Legal Services, Inc.*	450	7,776
Sotheby’s Holdings*	830	7,619
Stamps.com, Inc.*	1,629	6,826
Priceline.com, Inc.*	4,110	6,740
Learning Tree International, Inc.*	360	4,867
Stewart Enterprises, Inc.*	1,630	4,401

Total Common Stocks
(Cost $4,411,682)		4,945,720

	FACE
	AMOUNT

Repurchase Agreements 3.4%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$58,115	58,115
1.25% due 04/01/03	58,115	58,115
1.20% due 04/01/03	58,115	58,115

Total Repurchase Agreements
(Cost $174,345)		174,345

Total Investments 100%
(Cost $4,586,027)		$5,120,065

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ELECTRONICS FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 99.0%
Intel Corp	313,854	$5,109,543
Applied Materials, Inc.*	161,638	2,033,406
Texas Instruments, Inc.	115,318	1,887,756
Maxim Integrated
Products	50,683	1,830,670
Xilinx, Inc.*	52,950	1,239,559
Linear Technology Corp.	40,069	1,236,930
Altera Corp.*	87,802	1,188,839
Novellus Systems, Inc.*	42,244	1,151,994
Kla - Tencor Corp.*	31,164	1,120,096
Cree, Inc.*	60,040	1,111,941
LSI Logic Corp.*	243,572	1,100,945
Analog Devices, Inc.*	39,540	1,087,350
QLogic Corp.*	27,640	1,026,550
Fairchild Semiconductor
International, Inc.*	88,800	928,848
National
Semiconductor Corp.*	52,370	892,385
Exar Corp.*	67,224	854,417
Power Integrations, Inc.*	39,490	818,628
Microchip
Technology, Inc	40,955	815,004
Nvidia Corp.*	60,930	782,950
Intersil Corp. - Class A*	47,820	744,079
Credence Systems Corp.	104,592	711,226
PMC - Sierra, Inc.*	113,368	674,540
Micron Technology, Inc.*	82,613	672,470
Varian Semiconductor
Equipment
Associates, Inc.*	33,010	671,423
Broadcom Corp.*	53,582	661,738
Photronics, Inc.*	55,631	661,453
ATMI, Inc.*	33,897	652,856
Cabot Microelectronics
Corp.*	13,670	572,363
Semtech Corp.*	36,990	560,398

		MARKET
		VALUE
	SHARES	(NOTE 1)

Applied Micro
Circuits Corp.*	161,226	$525,597
Cymer, Inc.*	22,180	524,557
Lam Research Corp.*	40,600	462,393
Cirrus Logic, Inc.*	174,216	350,174
Triquint
Semiconductor, Inc.*	117,370	330,983
Skyworks Solutions, Inc.*	53,050	330,501
Axcelis Technology, Inc.*	68,450	323,769
Infineon
Technologies-AG*	36,550	244,885
STMicroelectronics NV	12,794	241,807
Vishay Intertech, Inc.*	23,490	239,128
Kemet Corp.*	30,499	237,892
Agere Systems, Inc.-
Class A*	147,720	236,352
ATI Technologies, Inc.*	44,152	226,941
Taiwan Semiconductor*	32,300	220,932
United Micro
Electronics Corp.*	72,903	219,438
Silicon
Laboratories, Inc.*	8,000	209,200
MKS Instruments, Inc.*	16,190	202,375
RF Micro Devices, Inc.*	32,200	194,134
Rambus, Inc.*	14,471	191,162
Adaptec, Inc.*	29,220	176,197
SanDisk Corp.*	10,330	173,751
Atmel Corp.*	102,260	163,616
Genesis Microchip*	9,420	117,562
Lattice
Semiconductor Corp.*	14,495	109,292
Cypress
Semiconductor Corp.*	15,495	106,916
ESS Technologies, Inc.*	15,945	95,032
Celestica, Inc.*	6,880	78,638
Motorola, Inc	7,475	61,745

Total Common Stocks
(Cost $34,198,602)		39,395,326

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 29

ELECTRONICS FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements 1.0%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$133,519	$133,519
1.25% due 04/01/03	133,519	133,519
1.20% due 04/01/03	133,519	133,519

Total Repurchase Agreements
(Cost $400,557)		400,557

Total Investments 100%
(Cost $34,599,159)		$39,795,883

See Notes to Financial Statements.

ENERGY FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.3%
Exxon Mobil Corp	29,934	$1,046,193
BP Amoco, Plc	20,100	775,659
Royal Dutch
Petroleum Co	18,800	766,100
Total Fina Elf SA	11,700	740,259
ChevronTexaco Corp	8,574	554,309
Shell Transport &
Trading Co., Plc	14,000	507,080
ConocoPhillips	7,434	398,462
Repsol YPF SA	24,400	349,896
Anardarko
Petroleum Corp.†	7,147	325,189
Halliburton Co.†	14,600	302,658
Marathon Oil Corp	11,759	281,863
Unocal Corp	10,460	275,203
Occidental
Petroleum Corp.†	8,420	252,263
Schlumberger, Ltd	6,330	240,603
Kerr-McGee Corp	5,900	239,599
Murphy Oil Corp	4,864	214,843
ENSCO
International, Inc	7,800	198,978
Rowan Cos., Inc.†	9,800	192,668
Newfield
Exploration Co.*	5,500	186,395
Noble Corp.*	5,779	181,576
Kinder Morgan, Inc.†	3,900	175,500
Burlington
Resources, Inc.†	3,559	169,800
Forest Oil Corp.*	7,600	169,480
Western Gas
Resources, Inc	5,200	169,260
Stone Energy Corp.*	5,000	167,900
Apache Corp	2,629	162,337
Diamond Offshore
Drilling	8,200	159,162
EOG Resources, Inc	4,000	158,240
Tidewater, Inc	5,300	152,216
Helmerich &
Payne, Inc.†	5,900	151,158
Seacor Smit, Inc.*	4,300	150,500
Offshore Logistics, Inc.*	8,000	144,400
Devon Energy Corp.†	2,900	139,838

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pride
International, Inc.*†	10,200	$137,598
Baker Hughes, Inc.†	4,400	131,692
Noble Energy, Inc	3,800	130,302
Chesapeake
Energy Corp.†	16,500	129,690
Hanover
Compressor Co.*†	19,693	128,005
Veritas DGC, Inc.*	18,153	120,717
Williams Cos., Inc.†	25,400	116,332
Valero Energy Corp.†	2,800	115,864
Oceaneering
International, Inc.*	4,435	96,905
Weatherford
International, Ltd.*†	2,500	94,425
Grey Wolf, Inc.*	23,700	93,378
Amerada Hess Corp.†	1,848	81,793
BJ Services Co.*†	2,300	79,097
Petroleo Brasiliero SA -
Petrobras	4,900	74,235
Core Labaratories NV*	6,900	71,760
XTO Energy, Inc	3,600	68,400
Evergreen
Resources, Inc.*	1,500	67,965
Universal Compression
Holdings, Inc.*	3,750	65,438
Canadian Natural
Resources Ltd	1,900	64,600
Ocean Energy, Inc	3,200	64,000
Input/Output, Inc.*	17,714	63,770
Talisman Energy, Inc	1,600	63,456
Houston
Exploration Co.*	2,271	61,317
CAL Dive
International, Inc.*†	3,400	61,234
Gulfmark Offshore, Inc.*	4,476	60,202
Cooper Cameron Corp.*	1,200	59,412
Transocean, Inc.†	2,863	58,548
Hurricane
Hydrocarbons*	5,700	57,684
Pogo Producing Co	1,300	51,701
Smith International, Inc.*	1,300	45,799
Sunoco, Inc	900	32,913

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 31

ENERGY FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Patterson-UTI Energy, Inc.*†	800	$25,888
Peabody Energy Corp	900	25,101
Arch Coal, Inc.†	700	13,307
Tom Brown, Inc.*	400	9,680
Varco International, Inc.*	500	9,155
National-Oilwell, Inc.*	300	6,717
Cimarex Energy Co.*	100	1,945

Total Common Stocks
(Cost $11,521,582)		12,739,612

	FACE
	AMOUNT

Repurchase Agreements 1.7%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$74,076	74,076
1.25% due 04/01/03	74,076	74,076
1.20% due 04/01/03	74,076	74,076

Total Repurchase Agreements
(Cost $ 222,228)		222,228

Total Investments 100%
(Cost $ 11,743,810)		$12,961,840

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ENERGY SERVICES FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.1%
Schlumberger, Ltd	39,934	$1,517,892
Halliburton Co.†	55,865	1,158,081
Transocean, Inc.†	48,677	995,445
Baker Hughes, Inc.†	32,833	982,692
ENSCO
International, Inc	30,834	786,575
Nabors Industries, Ltd.*†	19,552	779,538
Weatherford
International, Ltd.*†	20,500	774,285
Noble Corp.*	24,549	771,330
BJ Services Co.*†	20,966	721,021
Rowan Cos., Inc.†	29,903	587,893
Pride
International, Inc.*†	43,263	583,618
National-Oilwell, Inc.*	25,587	572,893
Smith
International, Inc.*†	15,776	555,789
Helmerich & Payne, Inc.	20,883	535,023
Lone Star Technologies*	24,277	512,730
Patterson-UTI
Energy, Inc.*†	14,410	466,308
Cooper Cameron Corp.*	9,208	455,888
Tidewater, Inc.†	15,836	454,810
Seacor Smit, Inc.*	11,093	388,255
CAL Dive
International, Inc.*†	20,900	376,409
Varco International, Inc.*	19,514	357,301
Oceaneering
International, Inc.*	15,535	339,440
Offshore Logistics, Inc.*†	18,168	327,932
Grant Prideco, Inc.*	23,531	283,784
Hanover
Compressor Co.*†	43,538	282,997

		MARKET
		VALUE
	SHARES	(NOTE 1)

FMC Technologies, Inc.*	13,600	$261,120
Veritas DGC, Inc.*	37,032	246,263
Maverick Tube Corp.*	11,459	213,137
Unit Corp.*	10,153	206,004
Tetra Technologies, Inc.*	8,288	190,624
Atwood Oceanics, Inc.*	6,904	174,257
Hydril Co.*	5,790	144,692
W-H Energy
Services, Inc.*	7,050	120,696
CARBO Ceramics, Inc. .	3,620	118,917
Willbros Group, Inc.*	10,238	89,480
GlobalSantaFe Corp.†	4,160	85,904
Universal Compression
Holdings, Inc.*	4,860	84,807
Gulfmark Offshore, Inc.*	6,019	80,956
Input/Output, Inc.*	8,804	31,694

Total Common Stocks
(Cost $13,797,765)		17,616,480

	FACE
	AMOUNT

Repurchase Agreements 1.9%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$111,370	111,370
1.25% due 04/01/03	111,370	111,370
1.20% due 04/01/03	111,370	111,370

Total Repurchase Agreements
(Cost $334,110)		334,110

Total Investments 100%
(Cost $14,131,875)		$17,950,590

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 33

FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 99.0%
Citigroup, Inc	23,593	$812,779
Bank of America Corp	8,896	594,609
Wachovia Corp	16,000	545,120
Freddie Mac	9,420	500,202
Fifth Third Bancorp	9,120	457,277
Fannie Mae	6,814	445,295
American Express Co	13,164	437,440
National City Corp.†	15,300	426,105
Morgan Stanley	10,864	416,634
Prudential Financial, Inc.	14,000	409,500
Goldman Sachs
Group, Inc.†	6,000	408,480
BB&T Corp.†	12,400	389,732
American
International Group	7,716	381,556
Keycorp	15,700	354,192
Merrill Lynch &
Co., Inc.†	9,668	342,247
Greenpoint
Financial Corp	7,400	331,594
Comerica, Inc	8,500	321,980
Union Planters Corp	12,099	318,083
Fidelity National
Financial, Inc	9,297	317,493
Sovereign Bancorp, Inc.†	22,800	315,780
First American Corp	12,600	307,440
First Tennessee
National Corp.†	7,700	305,767
Equity Office
Properties Trust	11,780	299,801
Marsh & McLennan
Cos., Inc	6,936	295,682
Fremont General Corp.	40,412	280,863
Wilmington Trust Co	10,100	280,780
Bank One Corp	8,061	279,072
LandAmerica Financial
Group, Inc	7,000	278,250
Flagstar Bancorp, Inc	10,500	276,884
American Financial
Group, Inc	13,800	273,930
Cullen/Frost
Bankers, Inc	9,000	273,420

		MARKET
		VALUE
	SHARES	(NOTE 1)

Community First
Bankshares, Inc	10,600	$270,830
AMBAC Financial
Group, Inc.†	5,300	267,756
FirstMerit Corp	14,500	267,380
Astoria Financial Corp.†	11,400	264,822
Commercial
Federal Corp	12,000	260,640
SLM Corp.†	2,300	255,116
Riggs National Corp	17,600	252,560
Greater Bay Bancorp†	17,600	251,680
Stewart Information
Services Corp*	10,800	250,668
SEI Investments Co	9,400	246,280
Equity Residential	10,200	245,514
Sterling Bancshares, Inc.	20,300	241,367
MBNA Corp	15,381	231,484
Mellon Financial Corp	10,700	227,482
UnumProvident Corp	23,030	225,694
Wells Fargo & Co	4,997	224,815
US Bancorp	11,831	224,552
Staten Island
Bancorp, Inc	15,000	223,800
Everest Re Group, Ltd.	3,900	223,119
Boston Private Financial
Holdings, Inc	14,700	219,912
MGIC Investment Corp.†	5,500	215,985
Allstate Corp	6,379	211,591
Simon Property
Group, Inc	5,900	211,397
Leucadia National Corp..	5,789	206,899
Waypoint Financial Corp.	11,800	203,668
Metlife, Inc	7,600	200,488
Delphi Financial Group	5,100	199,818
Radian Group, Inc	5,580	186,260
Neuberger Berman, Inc.	6,500	183,495
Principal
Financial Group†	6,700	181,838
Bank Of Hawaii Corp	5,900	181,720
The PMI Group, Inc	7,000	178,850
John Hancock Financial
Services, Inc	6,100	169,458
T. Rowe Price
Group, Inc	6,142	166,565

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Travelers Property
Casualty Corp.-Class B	9,570	$135,033
State Street Corp.†	4,180	132,213
Wintrust Fiancial Corp.	4,600	131,560
JP Morgan Chase & Co.†	5,136	121,775
SunTrust Banks, Inc	2,300	121,095
Plum Creek Timber
Co., Inc. ( REIT)	5,400	116,586
Silicon Valley Bancshares*	5,500	100,045
Eaton Vance Corp	3,500	93,555
Jefferson-Pilot Corp	2,400	92,352
AON Corp.†	4,100	84,788
St. Paul Cos.†	2,600	82,680
Hartford Financial Services
Group, Inc.†	2,303	81,273
Investors Financial
Services Corp	3,200	77,920
UICI*	8,100	77,841
Washington Mutual, Inc.†	2,100	74,067
Cincinnati
Financial Corp	2,100	73,647
Loews Corp	1,800	71,712
Torchmark Corp	2,000	71,600
Capital One
Financial Corp.†	2,380	71,424
South Financial
Group, Inc	2,800	60,620
New Century
Financial Corp.†	1,900	59,244
Charles Schwab Corp	7,300	52,706
Investment Technology
Group, Inc.*	3,100	43,307
FleetBoston
Financial Corp	1,630	38,924

		MARKET
		VALUE
	SHARES	(NOTE 1)

Protective Life Corp	1,347	$38,457
Mony Group, Inc	1,600	33,440
Moody’s Corp.†	700	32,361
The Colonial
Bancgroup, Inc	2,754	30,982
Waddell & Reed
Financial, Inc	1,700	29,869
Provident Financial
Group, Inc	1,400	29,722
Janus Capital Group, Inc.	2,600	29,614
Countrywide
Financial Corp.†	500	28,750
A.G. Edwards, Inc	1,100	28,490
E*TRADE Group, Inc.*†	6,700	28,207
Lehman Brothers
Holdings, Inc	400	23,100
Cash America
International, Inc	2,300	21,804

Total Common Stocks
(Cost $19,281,553)		21,672,253

	FACE
	AMOUNT

Repurchase Agreements 1.0%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$75,795	75,795
1.25% due 04/01/03	75,795	75,795
1.20% due 04/01/03	75,795	75,795

Total Repurchase Agreements
(Cost $227,385)		227,385

Total Investments 100%
(Cost $19,508,938)		$21,899,638

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 35

HEALTH CARE FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.6%
Merck & Co., Inc	29,998	$1,643,290
Johnson & Johnson†	27,610	1,597,791
Pfizer, Inc.†	48,479	1,510,606
Wyeth†	31,327	1,184,787
Pharmacia Corp	26,360	1,141,388
Bristol-Myers Squibb Co.	47,888	1,011,873
Abbott Laboratories	24,383	917,045
Eli Lilly & Co	16,003	914,571
Amgen, Inc.*†	15,527	893,579
Schering-Plough Corp	48,294	861,082
UnitedHealth
Group, Inc.†	8,082	740,877
Medtronic, Inc.†	14,514	654,872
Guidant Corp.*†	17,833	645,555
Cardinal Health, Inc.†	11,129	634,019
HCA, Inc.†	14,893	615,974
Boston Scientific Corp.*†	14,400	586,944
Gilead Sciences, Inc.*†	11,849	497,540
WellPoint Health
Networks*	6,372	489,051
SICOR, Inc.*†	28,439	474,931
Beckman Coulter, Inc	13,765	468,423
Becton Dickinson & Co.†	13,400	461,496
Biogen, Inc.*	15,369	460,455
Bausch & Lomb, Inc.†	13,500	444,015
Genzyme Corp. - General
Division*†	11,700	426,465
Tenet Healthcare Corp.*	25,361	423,529
Anthem, Inc.*	6,328	419,230
Chiron Corp.*†	11,101	416,287
Cigna Corp.†	8,900	406,908
IVAX Corp.*†	32,275	395,369
IMS Health, Inc. - Class B	24,900	388,689
Aetna, Inc	7,860	387,498
Vertex
Pharmaceuticals, Inc.*	34,700	385,864
Quest Diagnostics*†	6,400	382,016
King
Pharmaceuticals, Inc.*	31,800	379,374
Protein Design
Labs, Inc.*	50,700	375,180
Baxter
International, Inc.†	19,806	369,184

		MARKET
		VALUE
	SHARES	(NOTE 1)

Express Scripts, Inc.*†	6,600	$367,488
Health Management
Associates, Inc.†	19,340	367,460
Medicis Pharmaceutical*	6,600	366,894
McKesson Corp.†	14,133	352,336
Charles River Laboratories
International, Inc.*†	13,800	352,176
C.R. Bard, Inc	5,390	339,893
Diagnostic
Products Corp	8,900	332,415
Patterson Dental Co.*†	7,100	326,103
Mid Atlantic Medical
Services*†	7,900	320,345
AmerisourceBergen
Corp	6,100	320,250
Omnicare, Inc	11,601	315,663
Health Net, Inc.*	11,700	313,209
Edwards
Lifesciences Corp.*	11,400	312,360
Sybron Dental
Specialties, Inc.*	17,566	306,527
Lincare Holdings, Inc.*	9,920	304,445
AdvancePCS*†	10,600	300,404
Idec Pharmaceuticals
Corp.*†	8,700	297,714
Manor Care, Inc.*†	15,256	293,373
First Health
Group Corp.*†	11,489	292,280
Dentsply
International, Inc.†	8,300	288,757
Forest
Laboratories, Inc.*†	5,316	286,905
Watson Pharmaceuticals,
Inc.*†	9,966	286,722
Apogent
Technologies, Inc.*	19,600	285,768
Mentor Corp	16,700	285,737
Conmed Corp.*	17,200	282,252
Quintiles
Transnational Corp.*	22,874	278,148
Steris Corp.*	10,600	277,296
Oxford Health Plans*	9,100	276,276
Triad Hospitals, Inc.*†	10,200	274,380

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

HEALTH CARE FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Applera Corp.-Applied Biosystems Group	17,304	$273,922
Universal Health Services, Inc. - Class B*	6,600	269,082
Apria Healthcare Group, Inc.*	11,200	261,632
Renal Care Group, Inc.*†	8,322	259,480
Cerner Corp.*	7,800	252,564
Polymedica Corp.†	7,900	240,555
Pharmaceutical Resources, Inc.*	4,600	195,408
Stryker Corp	2,823	193,799
Medimmune, Inc.*†	5,815	190,906
Gen-Probe, Inc.*	8,100	183,384
ICOS Corp.*	9,800	183,358
Bio-Rad Laboratories, Inc.*	5,000	178,750
Fisher Scientific International*	6,200	173,352
Zimmer Holdings, Inc.*†	3,173	154,303
Allergan, Inc	1,800	122,778
St. Jude Medical, Inc.*	2,500	121,875
ICN Pharmaceuticals, Inc	11,100	98,901
Haemonetics Corp./Mass*	4,300	93,955
Biomet, Inc	3,000	91,950
Mylan Laboratories	1,700	48,874

Total Common Stocks
(Cost $32,278,135)		36,598,161

	FACE
	AMOUNT

Repurchase Agreements 1.4%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$176,439	176,439
1.25% due 04/01/03	176,439	176,439
1.20% due 04/01/03	176,439	176,439

Total Repurchase Agreements
(Cost $ 529,317)		529,317

Total Investments 100%
(Cost $ 32,807,452)		$37,127,478

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 37

INTERNET FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.6%
Cisco Systems, Inc.*	35,995	$467,215
eBay, Inc.*	3,609	307,812
Qualcomm, Inc	8,420	303,625
AOL Time Warner, Inc.*	23,524	255,471
Yahoo, Inc.*	10,280	246,926
Amazon.Com, Inc.*	9,030	235,051
Expedia, Inc. - Class A*	2,710	139,999
Checkfree Corp.*	5,078	114,153
Intuit, Inc.*	2,980	110,856
Sun Microsystems, Inc.*	33,332	108,662
BEA Systems, Inc.*	9,665	98,486
Qwest Communications
International*	23,756	82,908
Hotels.com*	1,350	77,861
Siebel Systems, Inc.*	9,050	72,490
VeriSign, Inc.*	8,164	71,353
Juniper Networks, Inc.*	8,650	70,670
Broadcom Corp.*	5,557	68,629
Symantec Corp.*	1,720	67,390
WebMD Corp.*	7,140	64,403
Palm, Inc.*	6,270	62,631
Network Associates, Inc.*	4,429	61,164
Safenet Inc*	2,800	57,260
Corvis Corporation*	83,210	54,086
Check Point Software
Technologies, Ltd.*	3,418	49,458
Sycamore
Networks, Inc.*	14,970	45,658
DSP Group, Inc.*	2,400	43,512
CIENA Corp.*	9,380	40,991
eSpeed, Inc. - Class A*	3,460	40,240
Macromedia, Inc.*	3,328	40,202
TIBCO Software, Inc.*	9,393	39,451
Overture Services, Inc.*	2,550	38,684
Ariba, Inc.*	13,190	37,196
Commerce One Inc*	20,280	33,868
E*TRADE Group, Inc.*	7,890	33,217
Digital Insight Corp.*	2,340	32,643
DoubleClick, Inc.*	4,190	32,556
webMethods, Inc.*	3,540	32,320
Stamps.com, Inc.*	6,840	28,660
CNET Networks, Inc.*	10,250	25,728

		MARKET
		VALUE
	SHARES	(NOTE 1)

Websense, Inc.*	1,540	$22,592
F5 Networks, Inc.*	1,740	21,976
Earthlink, Inc.*	3,810	21,908
Digital River, Inc.*	1,600	21,904
Internet Security
Systems, Inc.*	2,120	21,052
Network Appliance, Inc.*	1,710	19,135
S1 Corp.*	3,524	18,043
Foundry Networks, Inc.*	1,800	14,472
Matrixone, Inc.*	3,860	13,047
Electronic Data
Systems Corp	740	13,024
Red Hat, Inc.*	2,368	12,858
Paychex, Inc	420	11,537
RealNetworks, Inc.*	2,738	11,308
Chordiant Software, Inc.*	9,710	10,778
Veritas Software Corp.*	580	10,196
Openwave Systems, Inc.*	6,596	9,366
3Com Corp.*	1,690	8,332
i2 Technologies, Inc.*	20,300	7,917
Net2phone, Inc.*	2,080	6,947
Homestore, Inc.*	11,970	6,703
Parametric Technology
Corp.*	2,350	5,100
Raidance
Communications, Inc*	3,010	5,057
Niku, Corp.*	1,470	4,749

Total Common Stocks
(Cost $3,270,259)		4,091,486

	FACE
	AMOUNT

Repurchase Agreements 1.4%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$18,987	18,987
1.25% due 04/01/03	18,987	18,987
1.20% due 04/01/03	18,987	18,987

Total Repurchase Agreements
(Cost $56,961)		56,961

Total Investments 100%
(Cost $3,327,220)		$4,148,447

* Non-Income Producing Securities

See Notes to Financial Statements.

LEISURE FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.9%
Carnival Corp.†	10,669	$257,230
Electronic Arts, Inc.*	3,892	228,227
McDonald’s Corp	15,010	217,045
Eastman Kodak Co.†	6,950	205,720
Royal Caribbean
Cruises, Ltd.†	13,668	205,430
International Game
Technology*†	2,472	202,457
Marriott
International, Inc.†	6,306	200,594
Harley-Davidson, Inc	4,838	192,117
Applebee’s
International, Inc.†	6,590	184,784
Outback Steakhouse, Inc.	4,840	171,239
Darden Restaurants, Inc.	9,520	169,932
CBRL Group, Inc	5,930	162,778
Starbucks Corp.*†	5,950	153,272
Mattel, Inc.†	6,574	147,915
Aramark Corp.†	6,350	145,415
Hilton Hotels Corp	12,330	143,151
MGM MIRAGE*†	4,878	142,681
Harrahs
Entertainment, Inc.*	3,800	135,660
Yum! Brands, Inc.*	5,350	130,165
Wendy’s
International, Inc	4,670	128,472
GTECH Holdings Corp.*	3,820	124,761
Lone Star Steakhouse
Saloon, Inc	5,850	123,961
Brinker
International, Inc.*†	3,950	120,475
Park Place Entertainment
Corp.*†	16,200	115,344
Sonic Corp.*	4,255	108,332
Winnebago
Industries, Inc	3,890	105,808
Polaris Industries, Inc	2,126	105,705
Papa John’s
International, Inc.*	4,190	104,876
Brunswick Corp	5,410	102,790

		MARKET
		VALUE
	SHARES	(NOTE 1)

Harman International
Industries, Inc	1,665	$97,519
Arctic Cat, Inc	5,990	93,504
Ruby Tuesday, Inc	4,320	88,128
Aztar Corp	6,400	85,952
Station Casinos, Inc.*	3,860	81,485
Jakks Pacific, Inc.*	7,480	77,493
Activision, Inc.*†	4,821	69,663
Starwood Hotels & Resorts
Worldwide, Inc	2,876	68,420
Ryan’s Family Steak
House, Inc.*	6,270	65,841
Mandalay Resort Group*	2,130	58,703
Extended Stay
America, Inc.*	5,330	53,833
P.F. Changs China
Bistro, Inc.*	1,440	53,280
Nautilus Group, Inc.†	3,494	49,824
THQ, Inc.*	3,783	49,482
Pinnacle
Entertainment, Inc.*	9,220	44,994
Prime Hospitality Corp.*	8,350	43,086
CEC
Entertainment, Inc.*	1,440	39,182
Hasbro, Inc.†	2,520	35,003
BallyTotal Fitness
Holding Corp.*†	6,728	34,111
The Cheesecake
Factory*†	770	24,848
International Speedway
Corp.- Class A	510	20,431
Viacom, Inc.-Class B*	480	17,530
Jack In The Box, Inc.*	960	17,386
SCP Pool Corp.*	550	16,340
Six Flags, Inc.*†	2,750	15,400
Walt Disney Co.†	760	12,935
Comcast Corp.*†	290	7,972
Liberty Media Corp.*	650	6,324

Total Common Stocks
(Cost $5,432,798)		5,865,005

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 39

LEISURE FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements 1.1%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$22,468	22,468
1.25% due 04/01/03	22,468	22,468
1.20% due 04/01/03	22,468	22,468

Total Repurchase Agreements
(Cost $ 67,404)		67,404

Total Investments 100%
(Cost $5,500,202)		$5,932,409

See Notes to Financial Statements.

PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.7%
Newmont
Mining Corp.†	326,117	$8,527,960
Anglogold, Ltd.†	242,070	7,305,673
Barrick Gold Corp.†	393,330	6,120,215
Gold Fields, Ltd.†	547,123	5,744,791
Placer Dome, Inc	471,622	4,621,896
Freeport-McMoRan Copper
& Gold, Inc.*†	219,360	3,740,087
Cia de Minas
Buenaventura SA	146,508	3,662,700
Ashanti Goldfields, Ltd.*	637,364	3,620,227
Kinross Gold Corp.*	573,830	3,534,793
Goldcorp, Inc.†	320,895	3,404,696
Glamis Gold, Ltd.*	323,325	3,343,180
Anglo American Plc.†	228,821	3,272,140
Harmony Gold
Mining Co., Ltd	260,935	3,191,235
BHP Billiton, Ltd.†	283,904	3,151,334
Agnico-Eagle Mines, Ltd.	213,337	2,796,848
Apex Silver Mines, Ltd.*	194,391	2,604,839
Hecla Mining Co.*	691,026	2,273,476
Coeur D’alene
Mines Corp.*†	1,494,202	2,106,825
Meridian Gold, Inc.*†	175,486	1,658,343
PAN American
Silver Corp.*†	197,219	1,203,036
Stillwater Mining Co.*	403,426	1,008,565

Total Common Stocks
(Cost $59,214,623)		76,892,859

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Repurchase Agreements1.3%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$331,904	$331,904
1.25% due 04/01/03	331,904	331,904
1.20% due 04/01/03	331,904	331,904

Total Repurchase Agreements
(Cost $ 995,712)		995,712

Total Investments 100%
(Cost $60,210,335)		$77,888,571

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 41

RETAILING FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.5%
Wal-Mart Stores, Inc.†	34,098	$1,774,119
Home Depot, Inc.†	30,888	752,432
Lowe’s Cos., Inc.†	15,584	636,139
Walgreen Co.†	21,521	634,439
The Gap, Inc.†	38,600	559,314
Cardinal Health, Inc.†	9,700	552,609
Kohls Corp.*†	9,739	551,033
Federated Department
Stores*	18,500	518,370
Abercrombie &
Fitch Co.*†	16,700	501,501
Target Corp.†	15,763	461,225
Costco
Wholesale Corp.*†	13,755	413,063
The May Department
Stores Co.†	20,700	411,723
Sears Roebuck & Co.†	16,557	399,851
Pacific Sunwear of
California, Inc.*†	19,600	398,860
Dollar Tree Stores, Inc.*	19,700	392,030
Petsmart, Inc.*†	30,600	385,560
Ltd Brands	29,800	383,526
Amazon.Com, Inc.*†	14,200	369,626
Chico’s FAS, Inc.*	17,800	356,000
CVS Corp.†	14,045	334,973
Staples, Inc.*	17,300	317,109
Office Depot, Inc.*	25,100	296,933
CDW Computer
Centers, Inc.*†	7,250	295,800
McKesson Corp.†	11,600	289,188
Autonation, Inc.*†	21,200	270,300
AmerisourceBergen
Corp.†	5,000	262,500
Williams-Sonoma, Inc.*†	11,500	250,700
TJX Cos., Inc	13,884	244,358
RadioShack Corp.†	10,500	234,045
Claire’s Stores, Inc	9,900	233,739
99 Cents Only Stores*	9,100	232,050
Ross Stores, Inc	6,197	224,022
Dollar General Corp	17,400	212,454
Autozone, Inc.*†	3,000	206,130
J.C. Penney Co., Inc.
Holding Co.†	9,800	192,472

		MARKET
		VALUE
	SHARES	(NOTE1)

Neiman-Marcus
Group, Inc.*	6,600	$191,334
Family Dollar Stores	5,525	170,612
AnnTaylor
Stores Corp.*†	8,200	168,346
PEP Boys- Manny
Moe & Jack	21,100	160,360
Advance Auto Parts*†	3,100	143,375
Fastenal Co.†	5,000	140,950
American Eagle
Outfitters*	9,500	137,930
Michaels Stores, Inc.*	5,400	135,054
Priority
Healthcare Corp.*	4,800	127,920
Big Lots, Inc.*	10,800	121,500
Rite Aid Corp.*†	53,800	120,512
Pier 1 Imports, Inc	7,300	115,778
Zale Corp.*	3,500	114,590
BJ’s Wholesale
Club, Inc.*	10,069	113,780
Linens ‘N Things, Inc.*	5,300	107,696
Foot Locker, Inc.†	9,400	100,580
Hollywood
Entertainment Corp.*	6,100	97,844
Coach, Inc.*†	2,500	95,825
Best Buy Co., Inc.*†	3,519	94,907
Longs Drug Stores Corp.	5,900	88,500
OfficeMax, Inc.*	17,100	88,065
Bed Bath & Beyond, Inc.*	2,300	79,442
Guitar Center, Inc.*†	3,500	71,295
Duane Reade, Inc.*†	5,200	65,936
Carmax, Inc.*†	4,400	64,108
Tiffany & Co.†	2,200	55,000
Nordstrom, Inc.†	3,300	53,460
Charming Shoppes*	14,400	50,400
Talbots, Inc	1,900	48,906
Trans World
Entertainment Corp.*	20,407	46,732
Koninklijke Ahold NV	10,100	33,734
Albertson’s, Inc	1,600	30,160
Dress Barn, Inc.*	2,000	26,900
Safeway, Inc.*†	1,000	18,930

Total Common Stocks
(Cost $15,663,721)		17,828,654

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

RETAILING FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)
Repurchase Agreements 1.5%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$91,574	91,574
1.25% due 04/01/03	91,574	91,574
1.20% due 04/01/03	91,574	91,574

Total Repurchase Agreements
(Cost $ 274,722)		274,722

Total Investments 100%
(Cost $15,938,443)		$18,103,376

See Notes to Financial Statements.

ANNUAL REPORT 43

TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.8%
Microsoft Corp	34,772	$841,830
Intel Corp	46,691	760,129
International Business
Machines Corp	9,156	718,105
Hewlett-Packard Co	45,816	712,439
Cisco Systems, Inc.*	44,882	582,568
Qualcomm, Inc	15,377	554,495
Electronic Data
Systems Corp	27,008	475,341
Oracle Corp.*	43,261	469,339
Yahoo, Inc.*	19,388	465,700
Lexmark International,
Inc. - Class A*	5,803	388,511
Unisys Corp.*	40,510	375,123
Dell Computer Corp.*	13,682	373,655
Hutchinson
Technology, Inc.*	14,300	353,496
LSI Logic Corp.*	75,238	340,076
Flir Systems, Inc.*	7,000	331,870
Xerox Corp.*	37,481	326,085
EMC Corp./
Massachusetts*	44,052	318,496
Advanced Fibre
Communications*	20,900	316,426
Tech Data Corp.*	13,120	314,093
Cree, Inc.*	16,100	298,172
DSP Group, Inc.*	15,892	288,122
Harris Corp	10,100	280,477
Imation Corp.*	7,400	275,428
Amazon.Com, Inc.*	10,500	273,315
Digital Insight Corp.*	19,519	272,290
Western Digital Corp.*	29,100	263,646
Computer Associates
International, Inc	19,038	260,059
Global Payments, Inc	8,475	258,657
Veritas Software Corp.*	14,648	257,512
Electronic Arts, Inc.*	4,368	256,140
Nokia OYJ	18,200	254,982
Symantec Corp.*	6,187	242,407
Acxiom Corp.*	14,380	242,015
ChoicePoint, Inc.*	7,100	240,690
Agilent
Technologies, Inc.*	18,300	240,645
Pinnacle Systems, Inc.*	22,900	238,389

		MARKET
		VALUE
	SHARES	(NOTE 1)

Power Integrations, Inc.*	11,400	$236,322
Maxim Integrated
Products	6,429	232,215
Applied Materials, Inc.*	18,367	231,057
Photronics, Inc.*	18,729	222,688
Certegy, Inc.*	8,549	215,435
Kemet Corp.*	27,570	215,046
NCR Corp.*	11,200	205,408
Citrix Systems, Inc.*	15,525	204,309
Palm, Inc.*	20,150	201,278
Asyst Technologies, Inc.*	37,094	201,049
Exar Corp.*	15,602	198,301
Ceridian Corp.*	14,000	195,720
Altera Corp.*	14,390	194,841
Benchmark
Electronics, Inc.*	6,712	190,151
STMicroelectronics NV	10,025	189,472
Fairchild Semiconductor
International, Inc.*	18,017	188,458
Novellus Systems, Inc.*	6,467	176,355
Adtran, Inc.*	4,800	172,368
QLogic Corp.*	4,520	167,873
Solectron Corp.*	55,400	167,308
Motorola, Inc	19,809	163,622
Vishay Intertech, Inc.*	15,582	158,625
Cadence Design
Systems, Inc.*	15,747	157,470
Canon, Inc	4,450	156,150
CDW Computer
Centers, Inc.*	3,730	152,184
PMC - Sierra, Inc.*	25,550	152,022
Compuware Corp.*	44,200	149,838
Alcatel SA	21,100	145,379
Amkor Technology, Inc.*	28,000	144,760
Texas Instruments, Inc.	8,837	144,662
Sanmina-SCI Corp.*	35,500	143,420
Tellabs, Inc.*	24,600	142,434
Varian Semiconductor
Equipment Associates,
Inc.*	6,800	138,312
Network Appliance, Inc.*	12,251	137,089
Intuit, Inc.*	3,500	130,200
United Micro
Electronics Corp.*	42,561	128,109
3Com Corp.*	25,100	123,743

* Non-Income Producing Securities

See Notes to Financial Statements.

TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Digital River, Inc.*	8,800	$120,472
Brocade Communications
Systems, Inc.*	24,200	118,096
National
Semiconductor Corp.*	6,919	117,900
SAP AG-Sponsored ADR	6,200	117,552
Fidelity National Information
Solutions, Inc.*	6,414	113,848
Infineon
Technologies-AG*	16,440	110,148
ATMI, Inc.*	5,600	107,856
Perkinelmer, Inc	12,084	107,427
Network Associates, Inc.*	7,715	106,544
Flextronics
International, Ltd.*	12,200	106,384
Thermo Electron Corp.*	5,800	104,980
SanDisk Corp.*	6,200	104,284
VeriSign, Inc.*	11,900	104,006
Parametric Technology
Corp.*	47,800	103,726
Nvidia Corp.*	8,000	102,800
Manhattan
Associates, Inc.*	5,810	101,849
Applied Micro
Circuits Corp.*	30,500	99,430
Asm International N.V.*.	9,700	96,806
Adobe Systems, Inc	3,110	95,882
Polycom, Inc.*	11,500	92,920
Inter-Tel, Inc	6,100	91,561
Andrew Corp.*	16,330	89,815
Avaya, Inc.*	44,012	89,784
Waters Corp.*	4,200	88,872
Peoplesoft, Inc.*	5,746	87,914
Broadcom Corp.*	7,100	87,685
West Corp.*	4,700	83,143
Jabil Circuit, Inc.*	4,748	83,090
Cymer, Inc.*	3,500	82,775
Rambus, Inc.*	6,201	81,915
Adaptec, Inc.*	13,500	81,405
Anixter
International, Inc.*	3,347	75,876
Netscreen
Technologies, Inc.*	4,400	73,832
Lendingtree, Inc.*	6,300	73,521

		MARKET
		VALUE
	SHARES	(NOTE 1)

Xilinx, Inc.*	3,103	$72,641
Storage Tehnology Corp.*	3,486	70,487
Silicon
Laboratories, Inc.*	2,600	67,990
Microchip
Technology, Inc	3,410	67,859
Sycamore
Networks, Inc.*	21,500	65,575
Sabre Holdings Corp.*	4,000	63,640
Cirrus Logic, Inc.*	31,194	62,700
Taiwan Semiconductor* .	9,100	62,244
Mercury
Interactive Corp.*	2,061	61,170
Global Imaging Systems*	3,282	60,717
Electronics For Imaging*	3,200	56,605
Interdigital
Comm Corp.*	2,500	56,583
Agere Systems, Inc.-
Class A*	34,500	55,200
Amdocs, Ltd.*	4,100	54,448
Kla - Tencor Corp.*	1,463	52,583
Titan Corp.*	7,000	52,150
Websense, Inc.*	3,500	51,345
Chartered Semiconductor
Manufacturing, Ltd.* .	14,148	49,235
Black Box Corp	1,600	47,408
Take Two Interactive
Software, Inc.*	2,050	45,818
Semtech Corp.*	3,000	45,450
Informatica Corp.*	7,000	45,150
Lucent
Technologies, Inc.*	29,700	43,659
Echelon Corp.*	4,100	43,296
Intersil Corp. - Class A* .	2,700	42,012
McData Corp.*	4,882	41,936
Concord EFS, Inc.*	4,400	41,360
Varian, Inc.*	1,400	40,124
Macromedia, Inc.*	3,300	39,864
Triquint
Semiconductor, Inc.* .	13,100	36,942
Kopin Corp.*	7,173	36,152
Filenet Corp.*	3,410	35,771
BEA Systems, Inc.*	3,500	35,665
United Online, Inc.*	2,000	34,480

ADR—American Depository Receipt

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 45

TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (concluded)        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

JDA Software Group, Inc.*	3,200	$32,352
Hyperion Solutions Corp .*	1,290	31,283
Accenture, Ltd. - Class A*	1,900	29,450
Telefonaktiebolaget LM Ericsson SP ADR*	4,600	29,256
CSG Systems International, Inc.*	3,200	27,744
TIBCO Software, Inc.*	6,600	27,720
Skyworks Solutions, Inc.*	4,140	25,792
Webex Communications, Inc.*	2,400	24,816
Powerwave Technologies, Inc.*	6,700	22,780
Lam Research Corp.*	2,000	22,778
CIENA Corp.*	4,100	17,917

Total Common Stocks
(Cost $22,918,846)		25,268,641

	FACE
	AMOUNT

Repurchase Agreements 1.2%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$105,515	105,515
1.25% due 04/01/03	105,515	105,515
1.20% due 04/01/03	105,515	105,515

Total Repurchase Agreements
(Cost $316,545)		316,545

Total Investments 100%
(Cost $23,235,391)		$25,585,186

ADR—American Depository Receipt

* Non-Income Producing Securities

See Notes to Financial Statements.

TELECOMMUNICATIONS FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.9%
Vodafone Group Plc.†	56,473	$1,028,938
Cisco Systems, Inc.*	66,600	864,468
Nokia OYJ†	57,064	799,467
Verizon Communications,
Inc.†	19,308	682,538
SBC
Communications, Inc.	31,480	631,489
Qualcomm, Inc.†	15,481	558,245
AT&T Wireless
Services, Inc.*†	71,530	472,098
Alcatel SA	59,735	411,574
BellSouth Corp	17,108	370,730
Motorola, Inc	41,209	340,386
Nextel Communications,
Inc.*†	18,241	244,247
Harris Corp	8,723	242,238
Qwest Communications
International*	67,550	235,749
Advanced Fibre
Communications*	15,367	232,656
Telefonaktiebolaget LM
Ericsson SP ADR*	36,511	232,210
Corning, Inc.*†	34,256	200,055
Lucent
Technologies, Inc.*†	116,074	170,629
Tellabs, Inc.*†	28,047	162,392
Alltel Corp.†	3,612	161,673
Audiovox Corp. -
Class A*	21,779	161,382
3Com Corp.*†	31,800	156,774
Brasil Telecom Participacoes
S.A. ADR	5,563	155,486
Adtran, Inc.*†	4,300	154,413
Mobile Telesystems*	3,200	131,648
Sprint Corp. - FON
Group†	11,094	130,355
Commscope, Inc.*	17,285	129,638
AT&T Corp.†	7,366	119,329
Sprint Corp. - PCS
Group*†	26,756	116,656
Polycom, Inc.*	12,993	104,983
Adaptec, Inc.*	17,300	104,319
McData Corp.*†	11,300	97,067

		MARKET
		VALUE
	SHARES	(NOTE 1)

Andrew Corp.*†	16,744	$92,092
CenturyTel, Inc.†	3,310	91,356
SCM Microsystems, Inc.*	36,451	91,128
Plantronics, Inc.*†	5,732	83,745
Black Box Corp.†	2,700	80,001
CIENA Corp.*	16,800	73,416
Inter-Tel, Inc	4,544	68,205
Allen Telcom, Inc.*	6,290	61,328
American Tower Corp.*	11,100	61,272
Comverse
Technology, Inc.*	5,300	59,943
Crown Castle
International Corp.*	9,700	53,350
Broadwing, Inc.*	13,131	52,524
Scientific-Atlanta, Inc.†	3,802	52,239
Harmonic, Inc.*	15,031	50,053
JDS Uniphase Corp.*	16,218	46,221
Avocent Corp.*	1,800	42,012
Brooktrout
Technology, Inc.*	7,883	37,917
Sycamore
Networks, Inc.*	12,370	37,729
Powerwave
Technologies, Inc.*	9,389	31,923
ADC Telecommunications,
Inc.*	14,000	28,840
Metro One Telecommuni-
cations, Inc.*	2,900	14,442
UTStarcom, Inc.*	591	11,815

Total Common Stocks
(Cost $9,544,848)		10,825,383

	FACE
	AMOUNT

Repurchase Agreements 1.1%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	39,875	39,875
1.25% due 04/01/03	39,875	39,875
1.20% due 04/01/03	39,875	39,875

Total Repurchase Agreements
(Cost $119,625)		119,625

Total Investments 100%
(Cost $9,664,473)		$10,945,008

ADR—American Depository Receipt
*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 47

TRANSPORTATION FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 98.1%
United Parcel Service, Inc.
Class B†	13,860	$790,019
Union Pacific Corp.†	7,144	392,920
FedEx Corp	6,670	367,317
Southwest Airlines Co.†	25,265	362,805
Burlington Northern
Santa Fe Corp	13,414	334,009
CSX Corp.†	8,181	233,322
Norfolk Southern Corp.	12,163	225,745
Expeditors International
Washington, Inc.†	4,576	164,507
Airborne, Inc	8,300	162,763
CNF, Inc	5,104	155,417
Ryder System, Inc	6,810	139,673
JB Hunt Transport
Services, Inc.*	5,115	137,696
Alexander &
Baldwin, Inc	5,472	136,034
C.H. Robinson
Worldwide, Inc	4,059	132,729
Yellow Corp.*	5,010	120,891
Roadway Express, Inc	3,464	116,113
Kansas City Southern*	10,212	114,681
Knight
Transportation, Inc.*	4,750	93,528
Arkansas Best Corp	3,474	88,309
Alaska Air Group, Inc.*	5,470	85,660
Werner Enterprises, Inc.	3,500	67,410
Swift Transportation
Co., Inc.*	4,170	66,720
Landstar System, Inc.*	1,030	59,225
Delta Air Lines, Inc.†	5,722	50,926

		MARKET
		VALUE
	SHARES	(NOTE 1)

Heartland Express, Inc.*	2,578	$49,446
EGL, Inc.*	2,849	42,336
RyanAir Holdings
PLC ADR*	1,000	41,470
UTI Worldwide, Inc	1,460	40,880
Jetblue Airways Corp.*†.	1,460	40,457
USFreightways Corp	1,530	38,724
ExpressJet
Holdings, Inc.*	4,580	37,556
Kirby Corp.*	1,450	35,670
Forward Air Corp.*	1,437	31,271
Skywest, Inc	2,652	27,342
AMR Corp./Del*†	10,580	22,218
Mesa Air Group, Inc.*	1,490	7,405
Atlantic Coast Airlines
Holdings, Inc.*	661	4,105
Midwest Express
Holdings*	1,630	2,103

Total Common Stocks
(Cost $4,875,828)		5,019,402

	FACE
	AMOUNT

Repurchase Agreements 1.9%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$31,863	31,863
1.25% due 04/01/03	31,863	31,863
1.20% due 04/01/03	31,863	31,863

Total Repurchase Agreements
(Cost $95,589)		95,589

Total Investments 100%
(Cost $4,971,417)		$5,114,991

ADR—American Depository Receipt
*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

UTILITIES FUND

SCHEDULE OF INVESTMENTS        March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Common Stocks 97.8%
Exelon Corp	14,269	$719,300
The Southern Co	22,776	647,749
FPL Group, Inc	10,635	626,721
New Dominion
Resources, Inc	10,021	554,863
Progress Energy, Inc	14,068	550,762
PPL Corp	13,934	496,190
Entergy Corp	9,449	454,969
Constellation Energy
Group, Inc	16,152	447,895
KeySpan Corp	13,276	428,151
Kinder Morgan, Inc.†	8,825	397,125
FirstEnergy Corp	12,458	392,427
Duke Energy Corp	26,985	392,362
Public Service Enterprise
Group, Inc	10,507	385,502
Edison International*†	27,193	372,272
Williams Cos., Inc.†	71,619	328,015
American Electric
Power Co., Inc.†	14,045	320,928
NiSource, Inc.†	16,654	303,103
Ameren Corp	7,643	298,459
Xcel Energy, Inc.†	23,129	296,283
DTE Energy Co.†	7,594	293,508
Cinergy Corp.†	8,665	291,577
EL Paso Energy Corp.†	48,107	291,047
Sempra Energy	11,142	278,104
PG&E Corp.*†	20,021	269,282
TXU Corp.†	14,688	262,181
The AES Corp.*	66,813	241,863
Dynegy, Inc. - Class A	91,423	238,614
Calpine Corp.*†	55,980	184,734
Centerpoint Energy, Inc.	26,011	183,378
Pinnacle West C
apital Corp	5,288	175,773
TECO Energy, Inc.†	16,451	174,874
Wisconsin Energy Corp..	3,935	99,949

		MARKET
		VALUE
	SHARES	(NOTE 1)

National Fuel Gas Co	4,565	$99,837
PNM Resources, Inc	4,403	99,023
Great Plains Energy, Inc.	4,142	98,870
Cleco Corp	7,700	96,635
WGL Holdings, Inc	3,620	95,894
WPS Resources Corp	2,367	94,680
Kinder Morgan
Management LLC*	2,890	93,501
Hawaiian Electric
Industries	2,267	92,403
Pepco Holdings, Inc	5,296	92,150
Northeast Utilities	6,558	91,287
NSTAR	2,275	91,046
DPL, Inc	7,255	90,397
Energy East Corp	4,980	88,644
Peoples Energy Corp	2,400	85,848
Nicor, Inc	2,752	75,185
CMS Energy Corp	10,320	45,511
Allegheny Energy, Inc.† .	4,776	29,659
Texas Genco
Holdings, Inc	1,545	26,868
Mirant Corp.*	11,258	18,013

Total Common Stocks
(Cost $11,353,266)		12,903,411

	FACE
	AMOUNT

Repurchase Agreements 2.2%
Repurchase Agreement (Note 2)
1.29% due 04/01/03	$94,764	94,764
1.25% due 04/01/03	94,764	94,764
1.20% due 04/01/03	94,764	94,764

Total Repurchase Agreements
(Cost $284,292)		284,292

Total Investments 100%
(Cost $11,637,558)		$13,187,703

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003 — See Note 8
See Notes to Financial Statements.

ANNUAL REPORT 49

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STATEMENTS OF ASSETS AND LIABILITIES

		Basic	Biotech-
	Banking	Materials	nology
	Fund	Fund	Fund

ASSETS
Securities at Value* (Note 1 and 2)	$7,981,306	$6,089,171	$137,157,716
Investments of Securities Lending Collateral (Note 8)	1,308,665	1,085,690	56,007,675
Investment Income Receivable (Note 1)	19,794	9,101	55
Receivable for Securities Sold (Note 1)	9,668,488	1,866,837	—
Receivable for Shares Purchased	251,708	104,380	2,241,641
Other Assets	—	—	—

Total Assets	19,229,961	9,155,179	195,407,087

LIABILITIES
Investment Advisory Fee Payable (Note 3)	6,073	4,437	79,706
Payable for Securities Purchased (Note 1)	—	—	1,478,418
Portfolio Accounting Fee Payable (Note 3)	715	522	9,377
Payable upon Return of Securities Loaned
(Note 8)	1,308,665	1,085,690	56,007,675
Liability for Shares Redeemed	10,084,483	1,982,731	787,333
Custody Fees Payable	338	257	3,751
Transfer Agent Fee Payable (Note 3)	1,786	1,305	23,443
Distribution and Service Fee Payable (Note 3)	894	1,437	6,686
Other Liabilities	8,420	6,754	60,741

Total Liabilities	11,411,374	3,083,133	58,457,130

NET ASSETS(Note 7)	$7,818,587	$6,072,046	$136,949,957

INVESTOR CLASS:
Net Assets	$7,351,950	$3,359,519	$111,003,029
Shares Outstanding	1,007,119	585,090	8,075,681
Net Asset Value Per Share	$7.30	$5.74	$13.75

ADVISOR CLASS:
Net Assets	$390,440	$2,418,688	$24,279,752
Shares Outstanding	55,272	429,389	1,818,383
Net Asset Value Per Share	$7.06	$5.63	$13.35

C CLASS:
Net Assets	$76,197	$293,839	$1,667,176
Shares Outstanding	10,696	52,265	123,781
Net Asset Value Per Share	$7.12	$5.62	$13.47

*The cost of Securities at Value is $7,220,303, $5,314,119, $105,041,118, $4,586,027, $34,599,159, $11,743,810, $14,131,875,

$19,508,938 and $32,807,452, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 51

March 31, 2003

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund

$5,120,065	$39,795,883	$12,961,840	$17,950,590	$21,899,638	$37,127,478
1,863,375	—	2,515,989	5,014,239	2,947,722	10,853,573
11,312	269	11,918	7,817	39,715	9,998
11,836,900	4,235,524	11,027,380	—	—	10,896,762
364,593	6,318,230	320,881	1,460,720	105,667	2,116,676
282	1,071	—	418	—	—

19,196,527	50,350,977	26,838,008	24,433,784	24,992,742	61,004,487

5,273	31,675	11,518	15,356	16,974	19,627
—	—	—	160,865	—	—
620	3,726	1,355	1,807	1,997	2,309

1,863,375	—	2,515,989	5,014,239	2,947,722	10,853,573
12,358,591	10,292,205	11,078,529	1,465,389	32,053	13,149,124
248	1,491	542	723	832	924
1,551	9,316	3,388	4,517	4,992	5,773
1,629	7,957	4,642	3,508	6,830	7,033
9,096	20,244	8,696	12,467	14,772	17,875

14,240,383	10,366,614	13,624,659	6,678,871	3,026,172	24,056,238

$4,956,144	$39,984,363	$13,213,349	$17,754,913	$21,966,570	$36,948,249

$1,640,301	$31,655,111	$4,703,347	$15,143,537	$6,670,911	$13,400,057
236,108	3,917,443	534,196	2,615,674	870,390	1,454,620
$6.95	$8.08	$8.80	$5.79	$7.66	$9.21

$3,120,182	$7,389,334	$7,039,355	$1,960,844	$15,074,117	$23,126,957
457,840	938,519	815,711	346,133	1,992,399	2,577,800
$6.82	$7.87	$8.63	$5.67	$7.57	$8.97

$195,661	$939,918	$1,470,647	$650,532	$221,542	$421,235
28,604	118,863	170,376	114,486	29,281	46,641
$6.84	$7.91	$8.63	$5.68	$7.57	$9.03

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Internet	Leisure
	Fund	Fund

ASSETS
Securities at Value* (Note 1 and 2)	$4,148,447	$5,932,409
Investments of Securities Lending Collateral (Note 8)	—	1,375,586
Investment Income Receivable (Note 1)	2	507
Receivable for Securities Sold (Note 1)	3,725,287	725,859
Receivable for Shares Purchased	352,958	93,293

Total Assets	8,226,694	8,127,654

LIABILITIES
Investment Advisory Fee Payable (Note 3)	3,703	4,139
Payable for Securities Purchased (Note 1)	—	—
Portfolio Accounting Fee Payable (Note 3)	436	487
Payable upon Return of Securities Loaned (Note 8)	—	1,375,586
Liability for Shares Redeemed	3,928,869	787,614
Custody Fees Payable	198	205
Transfer Agent Fee Payable (Note 3)	1,089	1,217
Distribution and Service Fee Payable (Note 3)	1,012	1,207
Other Liabilities	5,525	3,536

Total Liabilities	3,940,832	2,173,991

NET ASSETS (Note 7)	$4,285,862	$5,953,663

INVESTOR CLASS:
Net Assets	$3,334,842	$2,325,121
Shares Outstanding	163,214	390,206
Net Asset Value Per Share	$20.43	$5.96

ADVISOR CLASS:
Net Assets	$717,281	$3,592,307
Shares Outstanding	35,767	620,861
Net Asset Value Per Share	$20.05	$5.79

C CLASS:
Net Assets	$233,739	$36,235
Shares Outstanding	11,662	6,177
Net Asset Value Per Share	$20.04	$5.87

*The cost of Securities at Value is $3,327,220, $5,500,202, $60,210,335, $15,938,443, $23,235,391, $9,664,473, $4,971,417, and $11,637,558,

respectively.

See Notes to Financial Statements.

ANNUAL REPORT 53

March 31, 2003

Precious			Telecom-	Trans-
Metals	Retailing	Technology	munications	portation	Utilities
Fund	Fund	Fund	Fund	Fund	Fund

$77,888,571	$18,103,376	$25,585,186	$10,945,008	$5,114,991	$13,187,703
20,839,732	6,386,955	—	3,423,594	1,845,156	2,239,871
117,748	12,515	10,548	20,182	1,638	15,209
—	—	1,583,006	—	3,340,849	7,027,640
5,007,545	586,700	197,463	153,465	119,138	3,619,072

103,853,596	25,089,546	27,376,203	14,542,249	10,421,772	26,089,495

46,585	10,718	18,709	7,217	3,240	8,268
721,389	620,709	—	62,996	—	—
6,211	1,261	2,201	849	381	973
20,839,732	6,386,955	—	3,423,594	1,845,156	2,239,871
4,853,909	37,431	1,826,123	208,954	3,529,236	10,671,459
2,485	504	888	388	249	401
15,529	3,152	5,503	2,123	953	2,432
1,352	5,151	8,209	1,507	773	1,639
31,314	10,081	15,322	10,623	6,537	8,208

26,518,506	7,075,962	1,876,955	3,718,251	5,386,525	12,933,251

$77,335,090	$18,013,584	$25,499,248	$10,823,998	$5,035,247	$13,156,244

$75,184,737	$2,963,627	$8,348,422	$9,151,894	$960,046	$9,977,874
2,807,698	370,582	1,173,544	2,735,026	191,540	1,827,355
$26.78	$8.00	$7.11	$3.35	$5.01	$5.46

N/A	$14,964,606	$16,717,287	$897,625	$3,561,162	$2,239,261
	1,906,700	2,399,509	274,414	741,773	416,973
	$7.85	$6.97	$3.27	$4.80	$5.37

$2,150,353	$85,351	$433,539	$774,479	$514,039	$939,109
81,608	10,933	61,921	235,921	103,761	176,885
$26.35	$7.81	$7.00	$3.28	$4.95	$5.31

STATEMENTS OF OPERATIONS

		Basic	Biotech-
	Banking	Materials	nology
	Fund	Fund	Fund

INVESTMENT INCOME
Interest (Note 1)	$3,804	$3,117	$24,129
Interest from Securities Lending	815	949	72,279
Dividends, Net of Foreign Tax
Withheld* (Note 1)	788,395	374,364	3,682
Other Income	—	—	—

Total Income	793,014	378,430	100,090

EXPENSES
Advisory Fees (Note 3)	235,472	174,818	1,281,682
Transfer Agent Fees (Note 3)	69,322	51,486	377,194
Distribution & Service Fees (Note 3):
Advisor Class	48,428	32,007	84,698
C Class	4,608	5,654	9,099
Audit and Outside Services	8,060	10,884	36,251
Accounting Fees (Note 3)	27,703	20,567	150,780
Registration Fees	16,884	20,044	84,227
Trustees' Fees	2,345	2,277	12,442
Custodian Fees	11,530	8,733	61,373
Printing Expenses	8,055	8,180	41,114
Miscellaneous	4,159	(11,493)	30,672

Total Expenses	436,566	323,157	2,169,532

Net Investment Income (Loss)	356,448	55,273	(2,069,442)

REALIZED AND UNREALIZED LOSS ON
INVESTMENTS (NOTE 1)
Net Realized Loss on:
Investment Securities	(3,906,801)	(6,660,315)	(52,849,546)

Total Net Realized Loss	(3,906,801)	(6,660,315)	(52,849,546)

Net Change in Unrealized Depreciation on:
Investment Securities	(3,508,252)	(8,072,486)	(31,384,976)

Net Change in Unrealized Depreciation	(3,508,252)	(8,072,486)	(31,384,976)

Net Loss on Investments	(7,415,053)	(14,732,801)	(84,234,522)

Net Decrease in Net Assets from
Operations	$(7,058,605)	$(14,677,528)	$(86,303,964)

* Net of foreign tax withheld of $98, $2,801, $630, $0, $1,839, $7,298, $0, $0, and $0, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 55

Year Ended March 31, 2003

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund

$6,520	$7,948	$3,052	$5,406	$5,752	$6,571
1,317	1,819	707	1,414	2,434	5,175

566,998	78,919	380,705	209,475	856,209	516,657
—	—	8,612	—	—	—

574,835	88,686	393,076	216,295	864,395	528,403

264,410	404,121	193,050	284,470	330,898	381,970
77,847	118,950	56,823	83,751	97,398	112,414

92,323	30,041	54,803	61,511	109,847	120,548
6,882	8,529	5,672	8,076	5,731	10,438
11,005	13,583	5,908	10,638	12,420	13,386
31,107	47,544	22,712	33,467	38,929	44,938
22,072	28,712	12,918	21,938	25,616	29,146
2,918	3,714	1,736	2,735	3,314	3,821
12,868	19,650	9,490	13,932	17,357	18,385
9,885	12,343	5,727	8,882	10,865	12,713
(637)	8,162	5,208	1,991	1,576	2,609

530,680	695,349	374,047	531,391	653,951	750,368

44,155	(606,663)	19,029	(315,096)	210,444	(221,965)

(2,889,425)	(31,409,827)	(5,211,068)	(5,236,750)	(7,407,624)	(7,455,038)

(2,889,425)	(31,409,827)	(5,211,068)	(5,236,750)	(7,407,624)	(7,455,038)

(4,666,953)	(17,096,917)	(3,590,764)	(9,991,027)	(7,414,327)	(5,352,757)

(4,666,953)	(17,096,917)	(3,590,764)	(9,991,027)	(7,414,327)	(5,352,757)

(7,556,378)	(48,506,744)	(8,801,832)	(15,227,777)	(14,821,951)	(12,807,795)

$(7,512,223)	$(49,113,407)	$(8,782,803)	$(15,542,873)	$(14,611,507)	$(13,029,760)

STATEMENTS OF OPERATIONS (concluded)

	Internet	Leisure
	Fund	Fund

INVESTMENT INCOME
Interest (Note 1)	$1,586	$1,667
Interest from Securities Lending	79	714
Dividends, Net of Foreign Tax Withheld* (Note 1)	1,396	61,965

Total Income	3,061	64,346

EXPENSES
Advisory Fees (Note 3)	95,955	92,939
Transfer Agent Fees (Note 3)	28,226	27,374
Distribution & Service Fees (Note 3):
Advisor Class	25,973	15,529
C Class	4,231	2,953
Audit and Outside Services	867	4,535
Accounting Fees (Note 3)	11,289	10,934
Registration Fees	3,769	8,590
Trustees' Fees	563	1,037
Custodian Fees	4,752	4,630
Printing Expenses	1,660	3,488
Miscellaneous	6,545	(1,634)

Total Expenses	183,830	170,375

Net Investment Income (Loss)	(180,769)	(106,029)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 1)
Net Realized Loss on:
Investment Securities	(3,631,782)	(1,628,265)

Total Net Realized Loss	(3,631,782)	(1,628,265)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	460,731	(1,368,821)

Net Change in Unrealized Appreciation (Depreciation)	460,731	(1,368,821)

Net Loss on Investments	(3,171,051)	(2,997,086)

Net Decrease in Net Assets from Operations	$(3,351,820)	$(3,103,115)

*Net of foreign tax withheld of $0, $0, $42,934, $0, $412, $6,781, $244 and $0, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 57

Year Ended March 31, 2003

Precious			Telecom-	Trans-
Metals	Retailing	Technology	munications	portation	Utilities
Fund	Fund	Fund	Fund	Fund	Fund

$13,742	$3,921	$5,654	$2,894	$1,768	$5,251
36,616	2,228	1,233	3,422	670	2,973
1,027,270	123,527	82,148	318,071	77,725	742,164

1,077,628	129,676	89,035	324,387	80,163	750,388

592,246	203,991	291,573	170,536	88,445	145,230
197,508	60,069	85,797	50,170	26,066	42,752

—	61,366	95,138	32,387	11,710	16,408
20,670	1,571	5,993	4,988	2,817	9,618
13,412	13,765	6,581	2,622	10,392	6,117
78,966	23,999	34,303	20,063	10,405	17,086
33,401	25,464	16,173	8,261	17,761	12,203
4,869	2,729	2,310	1,155	1,708	1,428
33,057	10,144	14,238	8,593	4,715	7,257
15,763	8,874	7,485	3,423	5,425	4,399
34,332	(18,290)	14,127	10,389	(18,843)	1,165

1,024,224	393,682	573,718	312,587	160,601	263,663

53,404	(264,006)	(484,683)	11,800	(80,438)	486,725

(10,170,467)	(1,908,402)	(11,426,240)	(5,434,089)	(2,266,161)	(10,683,311)

(10,170,467)	(1,908,402)	(11,426,240)	(5,434,089)	(2,266,161)	(10,683,311)

(2,206,459)	(8,251,654)	(4,693,304)	700,402	(6,235,044)	(395,831)

(2,206,459)	(8,251,654)	(4,693,304)	700,402	(6,235,044)	(395,831)

(12,376,926)	(10,160,056)	(16,119,544)	(4,733,687)	(8,501,205)	(11,079,142)

$(12,323,522)	$(10,424,062)	$(16,604,227)	$(4,721,887)	$(8,581,643)	$(10,592,417)

STATEMENTS OF CHANGES IN NET ASSETS

	Banking Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

FROM OPERATIONS
Net Investment Income (Loss)	$356,448	$526,624
Net Realized Gain (Loss) on Investments	(3,906,801)	(3,505,834)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(3,508,252)	(1,553,193)

Net Increase (Decrease) in Net Assets from Operations	(7,058,605)	(4,532,403)

Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	(283,085)	(460,245)
Advisor Class	(228,653)	(551,493)
C Class	(12,291)	(4,564)
Realized Gain on Investments:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—

Total Distributions to Shareholders	(524,029)	(1,016,302)

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 6)	(36,886,563)	(1,063,578)

Net Increase (Decrease) in Net Assets	(44,469,197)	(6,612,283)
NETASSETS—Beginning of Year	52,287,784	58,900,067

NETASSETS—End of Year	$7,818,587	$52,287,784

See Notes to Financial Statements.

ANNUAL REPORT 59

Basic Materials Fund		Biotechnology Fund		Consumer Products Fund

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002	2003	2002

$55,273	$372,478	$(2,069,442)	$(4,197,276)	$44,155	$81,363
(6,660,315)	(2,537,904)	(52,849,546)	(15,228,247)	(2,889,425)	423,030

(8,072,486)	7,223,732	(31,384,976)	(4,122,353)	(4,666,953)	3,545,977

(14,677,528)	5,058,306	(86,303,964)	(23,547,876)	(7,512,223)	4,050,370

(54,496)	(188,147)	—	—	(35,879)	(21,868)
(4,773)	(137,592)	—	—	(39,035)	(96,525)
(654)	(5,135)	—	—	(3,854)	(1,296)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(59,923)	(330,874)	—	—	(78,768)	(119,689)

(56,270,619)	55,521,958	(16,907,096)	(45,440,949)	(41,238,368)	23,247,993

(71,008,070)	60,249,390	(103,211,060)	(68,988,825)	(48,829,359)	27,178,674
77,080,116	16,830,726	240,161,017	309,149,842	53,785,503	26,606,829

$6,072,046	$77,080,116	$136,949,957	$240,161,017	$4,956,144	$53,785,503

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Electronics Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(606,663)	$(1,019,947)
Net Realized Gain (Loss) on Investments	(31,409,827)	(24,999,845)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(17,096,917)	20,263,304

Net Increase (Decrease) in Net Assets from Operations	(49,113,407)	(5,756,488)

Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—
Realized Gain on Investments:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—

Total Distributions to Shareholders	—	—

Net Increase (Decrease) in Net Assets
From Share Transactions (Note 6)	(17,489,349)	34,885,329

Net Increase (Decrease) in Net Assets	(66,602,756)	29,128,841
NET ASSETS—Beginning of Year	106,587,119	77,458,278

NET ASSETS—End of Year	$39,984,363	$106,587,119

See Notes to Financial Statements.

ANNUAL REPORT 61

Energy Fund		Energy Services Fund		Financial Services Fund

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002	2003	2002

$19,029	$279,151	$(315,096)	$(325,507)	$210,444	$83,960
(5,211,068)	(6,603,303)	(5,236,750)	(9,267,168)	(7,407,624)	4,527,237

(3,590,764)	2,534,716	(9,991,027)	(2,288,169)	(7,414,327)	(4,324,128)

(8,782,803)	(3,789,436)	(15,542,873)	(11,880,844)	(14,611,507)	287,069

(5,308)	(113,918)	—	—	(44,843)	(196,591)
(7,328)	(161,744)	—	—	(35,417)	(302,989)
(166)	(936)	—	—	(1,105)	(5,386)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(12,802)	(276,598)	—	—	(81,365)	(504,966)

(19,773,177)	25,863,767	(41,431,952)	33,569,780	(29,981,125)	1,041,723

(28,568,782)	21,797,733	(56,974,825)	21,688,936	(44,673,997)	823,826
41,782,131	19,984,398	74,729,738	53,040,802	66,640,567	65,816,741

$13,213,349	$41,782,131	$17,754,913	$74,729,738	$21,966,570	$66,640,567

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Health Care Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(221,965)	$(433,881)
Net Realized Loss on Investments	(7,455,038)	(4,472,091)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(5,352,757)	1,725,832

Net Increase (Decrease) in Net Assets from Operations	(13,029,760)	(3,180,140)

Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—
Realized Gain On Investments:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—

Total Distributions to Shareholders	—	—

Net Increase (Decrease) in Net Assets From
Share Transactions (Note 6)	(1,177,110)	(12,606,681)

Net Increase (Decrease) in Net Assets	(14,206,870)	(15,786,821)
NET ASSETS—Beginning of Year	51,155,119	66,941,940

NET ASSETS—End of Year	$36,948,249	$51,155,119

See Notes to Financial Statements.

ANNUAL REPORT 63

Internet Fund		Leisure Fund		Precious Metals Fund

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002	2003	2002

$ (180,769)	$(202,495)	$ (106,029)	$(265,204)	$53,404	$27,182
(3,631,782)	(9,962,748)	(1,628,265)	(4,443,709)	(10,170,467)	(2,767,582)

460,731	738,702	(1,368,821)	1,675,030	(2,206,459)	16,146,965

(3,351,820)	(9,426,541)	(3,103,115)	(3,033,883)	(12,323,522)	13,406,565

—	—	—	—	—	(230,830)
—	—	—	—	—	—
—	—	—	—	—	(3,669)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	(234,499)

3,969,039	11,268,483	(11,797,316)	4,312,323	29,123,557	22,267,078

617,219	1,841,942	(14,900,431)	1,278,440	16,800,035	35,439,144
3,668,643	1,826,701	20,854,094	19,575,654	60,535,055	25,095,911

$4,285,862	$3,668,643	$5,953,663	$20,854,094	$77,335,090	$60,535,055

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Retailing Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

FROM OPERATIONS
Net Investment Income (Loss)	$(264,006)	$(588,768)
Net Realized Loss on Investments	(1,908,402)	(2,350,950)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(8,251,654)	7,811,509

Net Increase (Decrease) in Net Assets from Operations	(10,424,062)	4,871,791

Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—
Realized Gain on Investments:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—

Total Distributions to Shareholders	—	—

Net Increase (Decrease) in Net Assets From
Share Transactions (Note 6)	(31,947,472)	10,999,258

Net Increase (Decrease) in Net Assets	(42,371,534)	15,871,049
NET ASSETS—Beginning of Year	60,385,118	44,514,069

NET ASSETS—End of Year	$18,013,584	$60,385,118

See Notes to Financial Statements.

ANNUAL REPORT 65

Technology Fund		Telecommunications Fund		Transportation Fund

Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002	2003	2002
—–——––——	——–———	—–——–——	——–———	—–——––——	—————

$(484,683)	$(861,894)	$11,800	$(80,387)	$(80,438)	$(200,543)
(11,426,240)	(14,123,317)	(5,434,089)	(7,060,164)	(2,266,161)	(3,562,069)

(4,693,304)	9,492,304	700,402	(464,899)	(6,235,044)	5,483,138
——–––———	——––––——	—–––—––—	—–—–––——	—–––––———	—–––———
(16,604,227)	(5,492,907)	(4,721,887)	(7,605,450)	(8,581,643)	1,720,526
——–––———	——––––——	—–––—––—	—–—–––——	—–––––———	—–––———

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(70,850)	—	—
—	—	—	(8,753)	—	—
—	—	—	(423)	—	—
——–––———	——––––——	—–––—––—	—–—–––——	—–––––———	—–––———
—	—	—	(80,026)	—	—
——–––———	——––––——	—–––—––—	—–—–––——	—–––––———	—–––———

(19,903,318)	20,389,508	10,066,291	(15,913,455)	(29,059,008)	32,475,972
——–––———	——––––——	—–––—––—	—–—–––——	—–––––———	—–––———
(36,507,545)	14,896,601	5,344,404	(23,598,931)	(37,640,651)	34,196,498
62,006,793	47,110,192	5,479,594	29,078,525	42,675,898	8,479,400
——–––———	——––––——	—–––—––—	—–—–––——	—–––––———	—–––———
$25,499,248	$62,006,793	$10,823,998	$5,479,594	$5,035,247	$42,675,898
——–––———	———–——	—–––——–—	—–—––——	—––––———	—–––———

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Utilities Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

FROM OPERATIONS
Net Investment Income	$486,725	$288,856
Net Realized Loss on Investments	(10,683,311)	(4,198,455)
Net Change in Unrealized Depreciation on Investments	(395,831)	(1,115,606)

Net Decrease in Net Assets from Operations	(10,592,417)	(5,025,205)

Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	(291,318)	(175,571)
Advisor Class	(64,540)	(59,373)
C Class	(14,142)	(2,404)
Realized Gain on Investments:
Investor Class	—	—
Advisor Class	—	—
C Class	—	—

Total Distributions to Shareholders	(370,000)	(237,348)

Net Increase (Decrease) in Net Assets From
Share Transactions (Note 6)	(8,665,326)	8,120,035

Net Increase (Decrease) in Net Assets	(19,627,743)	2,857,482
NET ASSETS—Beginning of Year	32,783,987	29,926,505

NET ASSETS—End of Year	$13,156,244	$32,783,987

See Notes to Financial Statements.

ANNUAL REPORT 67

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FINANCIAL HIGHLIGHTS(continued)

	Investor Class

	Banking Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PERSHAREOPERATINGPERFORMANCE:
Net Asset Value—Beginning of Period	$8.63	$8.27

Net Investment Income†	.12	.12
Net Realized and Unrealized Gains (Losses) on Securities	(1.24)	.53

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.12)	.65
Distribution to Shareholders from:
Net Investment Income	(.21)	(.29)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(1.33)	.36

Net Asset Value—End of Period	$7.30	$8.63

Total Investment Return	(13.15)%	8.30%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.50%
Net Expenses	1.38%	1.50%
Net Investment Income	1.52%	1.49%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,495%	1,292%
Net Assets, End of Period (000’s omitted)	$7,352	$28,992

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 69

	Investor Class

	Banking Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*

$7.31	$8.77	$10.00
—————	—————	—————
.14	.07	.01
.82	(1.53)	(1.24)
—————	—————	—————

.96	(1.46)	(1.23)

—	—	—
—	—	—
—————	—————	—————
.96	(1.46)	(1.23)
—————	—————	—————
$8.27	$7.31	$8.77
—————	—————	—————
13.13%	(16.65)%	(12.30)%

1.30%	1.58%	1.58	%**
1.29%	1.57%	1.57	%**
1.77%	0.87%	0.13	%**

1,394%	3,829%	11,211%
$38,508	$39,546	$7,827

FINANCIAL HIGHLIGHTS(continued)

	Investor Class

	Basic Materials Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.10	$7.01

Net Investment Income†	.04	.09
Net Realized and Unrealized Gains (Losses) on Securities	(2.39)	1.09

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.35)	1.18
Distribution to Shareholders from:
Net Investment Income	(.01)	(.09)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(2.36)	1.09

Net Asset Value—End of Period	$5.74	$8.10

Total Investment Return	(29.02)%	16.89%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.39%	1.41%
Net Expenses	1.39%	1.41%
Net Investment Income (Loss)	0.53%	1.12%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,943%	1,523%
Net Assets, End of Period (000’s omitted)	$3,360	$45,716

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 71

Investor Class

Basic Materials Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$7.97	$7.75	$10.00
—————	—————	—————
.06	.20	—
(1.02)	.02	(2.25)
—————	—————	—————

(.96)	.22	(2.25)

—	—	—
—	—	—
—————	—————	—————
(.96)	.22	(2.25)
—————	—————	—————
$7.01	$7.97	$7.75
—————	—————	—————
(12.05)%	2.84%	(22.50)%

1.52%	1.54%	1.62	%**
1.52%	1.53%	1.61	%**
0.79%	2.21%	(0.02	)%**

2,600%	3,641%	5,704%
$16,593	$16,851	$2,179

FINANCIAL HIGHLIGHTS(continued)

	Investor Class

	Biotechnology Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$20.86	$21.66

Net Investment Loss†	(.19)	(.28)
Net Realized and Unrealized Gains (Losses) on Securities	(6.92)	(.52)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(7.11)	(.80)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(7.11)	(.80)

Net Asset Value—End of Period	$13.75	$20.86

Total Investment Return	(34.08)%	(3.69)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.23%
Net Expenses	1.38%	1.23%
Net Investment Loss	(1.31)%	(1.20)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	477%	390%
Net Assets, End of Period (000’s omitted)	$111,003	$218,263

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 73

Investor Class

Biotechnology Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$28.88	$12.81	$10.00
—————	—————	—————
(.35)	(.34)	(.16)
(6.87)	16.45	2.97
—————	—————	—————

(7.22)	16.11	2.81

—	—	—
—	(.04)	—
—————	—————	—————
(7.22)	16.07	2.81
—————	—————	—————
$21.66	$28.88	$12.81
—————	—————	—————
(25.00)%	125.98%	28.10%

1.24%	1.42%	1.56	%**
1.23%	1.41%	1.55	%**
(1.17)%	(1.29)%	(1.52	)%**

305%	699%	2,670%
$283,407	$456,303	$38,205

FINANCIAL HIGHLIGHTS(continued)

	Investor Class

	Consumer Products Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.36	$7.18

Net Investment Income†	04.04
Net Realized and Unrealized Gains (Losses) on Securities	(1.41)	1.16

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.37)	1.20
Distribution to Shareholders from:
Net Investment Income	(.04)	(.02)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(1.41)	1.18

Net Asset Value—End of Period	$6.95	$8.36

Total Investment Return	(16.38)%	16.71%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.39%	1.56%
Net Expenses	1.39%	1.56%
Net Investment Income (Loss)	0.53%	0.53%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,205%	890%
Net Assets, End of Period (000’s omitted)	$1,640	$20,083

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: July 6, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 75

Investor Class

Consumer Products Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$7.56	$9.71	$10.00
—————	—————	—————
.07	.04	—
(.45)	(1.84)	(.29)
—————	—————	—————

(.38)	(1.80)	(.29)

—	—	—
—	(.35)	—
—————	—————	—————
(.38)	(2.15)	(.29)
—————	—————	—————
$7.18	$7.56	$9.71
—————	—————	—————
(5.03)%	(19.20)%	(2.90)%

1.23%	1.37%	1.55	%**
1.22%	1.36%	1.54	%**
0.94%	0.49%	(0.03	)%**

1,907%	5,466%	1,255%
$8,503	$9,181	$1,280

FINANCIAL HIGHLIGHTS(continued)

	Investor Class

	Electronics Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$16.96	$16.54

Net Investment Loss†	(.12)	(.18)
Net Realized and Unrealized Gains (Losses) on Securities	(8.76)	.60

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(8.88)	.42
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(8.88)	.42

Net Asset Value—End of Period	$8.08	$16.96

Total Investment Return	(52.36)%	2.54%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.39%	1.29%
Net Expenses	1.39%	1.29%
Net Investment Loss	(1.20)%	(1.08)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,413%	1,279%
Net Assets, End of Period (000’s omitted)	$31,655	$96,671

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 77

Investor Class

Electronics Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$40.10	$14.02	$10.00
—————	—————	—————
(.36)	(.30)	(.15)
(23.02)	26.38	4.17
—————	—————	—————

(23.38)	26.08	4.02

—	—	—
(.18)	—	—
—————	—————	—————
(23.56)	26.08	4.02
—————	—————	—————
$16.54	$40.10	$14.02
—————	—————	—————
(58.48)%	186.02%	40.20%

1.36%	1.29%	1.57	%**
1.35%	1.28%	1.56	%**
(1.09)%	(1.14)%	(1.23	)%**

705%	1,162%	3,011%
$70,131	$274,554	$12,814

FINANCIAL HIGHLIGHTS(continued)

	Investor Class
	—––——–—–––––––––——————
	Energy Fund
	—––——–—–––––––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–——––––——	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.26	$11.43
	—–——––––——	—————
Net Investment Income (Loss)†	02.12
Net Realized and Unrealized Gains (Losses) on Securities	(2.47)	(.19)
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.45)	(.07)
Distribution to Shareholders from:
Net Investment Income	(.01)	(.10)
Net Realized Capital Gain	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(2.46)	(.17)
	—–——––––——	—————
Net Asset Value—End of Period	$8.80	$11.26
	——––————	—————
Total Investment Return	(21.79)%	(0.52)%

RATIOS TO AVERAGE NETA SSETS:
Gross Expenses	1.39%	1.32%
Net Expenses	1.39%	1.32%
Net Investment Income (Loss)	0.24%	1.06%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,362%	1,502%
Net Assets, End of Period (000’s omitted)	$4,703	$31,769

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 21, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 79

	Investor Class
—————––––—————————————
	Energy Fund
—————––––—————————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$10.87	$8.99	$10.00
—————	—————	—————
(.08)	.08	.05
.64	1.80	(1.06)
—————	—————	—————

.56	1.88	(1.01)

—	—	—
—	—	—
—————	—————	—————
.56	1.88	(1.01)
—————	—————	—————
$11.43	$10.87	$8.99
—————	—————	—————
5.15%	20.91%	(10.10)%

1.64%	1.58%	1.62	%**
1.63%	1.57%	1.62	%**
(0.70)%	0.83%	0.69	%**

1,707%	2,854%	6,070%
$15,715	$13,980	$17,442

FINANCIAL HIGHLIGHTS(continued)

	Investor Class
	—––——–—–––––––––——————
	Energy Services Fund
	—––——–—–––––––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–——––––——	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$7.49	$9.10
	—–——––––——	—————
Net Investment Loss†	(.05)	(.06)
Net Realized and Unrealized Gains (Losses) on Securities	(1.65)	(1.55)
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.70)	(1.61)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(1.70)	(1.61)
	—–——––––——	—————
Net Asset Value—End of Period	$5.79	$7.49
	——––————	—————
Total Investment Return	(22.70)%	(17.69)%

RATIOS TOA VERAGE NET ASSETS:
Gross Expenses	1.39%	1.54%
Net Expenses	1.39%	1.54%
Net Investment Loss	(0.72)%	(0.74)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	971%	949%
Net Assets, End of Period (000’s omitted)	$15,144	$51,983

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 81

Investor Class
—————––––—————————————
Energy Services Fund
—————––––—————————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$9.31	$6.02	$10.00
—————	—————	—————
(.04)	(.06)	(.07)
(.17)	3.35	(3.91)
—————	—————	—————

(.21)	3.29	(3.98)

—	—	—
—	—	—
—————	—————	—————
(.21)	3.29	(3.98)
—————	—————	—————
$9.10	$9.31	$6.02
—————	—————	—————
(2.26)%	54.65%	(39.80)%

1.26%	1.58%	1.58	%**
1.25%	1.57%	1.57	%**
(0.41)%	(0.81)%	(1.14	)%**

944%	1,794%	3,170%
$50,159	$54,609	$74,135

FINANCIAL HIGHLIGHTS(continued)

	Investor Class
	—––——–—–––––––––——————
	Financial Services Fund
	—––——–—–––––––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–——––––——	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$10.23	$10.00
	—–——––––——	—————
Net Investment Income (Loss)†	.07	.04
Net Realized and Unrealized Gains (Losses) on Securities	(2.62)	.29
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.55)	.33
Distribution to Shareholders from:
Net Investment Income	(.02)	(.10)
Net Realized Capital Gain	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(2.57)	.23
	—–——––––——	—————
Net Asset Value—End of Period	$7.66	$10.23
	——––————	—————
Total Investment Return	(24.97)%	3.39%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.51%
Net Expenses	1.38%	1.51%
Net Investment Income (Loss)	0.82%	0.43%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,336%	1,110%
Net Assets, End of Period (000’s omitted)	$6,671	$25,147

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 2, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 83

	Investor Class

Financial Services Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$9.48	$9.99	$10.00
—————	—————	—————
.06	(.01)	(.01)
.46	(.49)	—
—————	—————	—————

.52	(.50)	(.01)

—	—	—
—	(.01)	—
—————	—————	—————
.52	(.51)	(.01)
—————	—————	—————
$10.00	$9.48	$9.99
—————	—————	—————
5.49%	(4.97)%	(0.10)%

1.24%	1.72%	1.58	%**
1.23%	1.71%	1.57	%**
0.58%	(0.15)%	(0.07	)%**

1,271%	2,770%	7,269%
$35,190	$145,449	$22,165

FINANCIAL HIGHLIGHTS(continued)

	Investor Class
	—––——–—–––––––––——————
	Health Care Fund
	—––——–—–––––––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–——––––——	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.36	$11.25
	—–——––––——	—————
Net Investment Loss†	(.02)	(.04)
Net Realized and Unrealized Gains (Losses) on Securities	(2.13)	.15
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.15)	.11
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(2.15)	.11
	—–——––––——	—————
Net Asset Value—End of Period	$9.21	$11.36
	——––————	—————
Total Investment Return	(18.93)%	0.98%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.37%
Net Expenses	1.38%	1.37%
Net Investment Loss	(0.25)%	(0.36)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,395%	936%
Net Assets, End of Period (000’s omitted)	$13,400	$20,567

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 17, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 85

Investor Class

Health Care Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$10.25	$11.45	$10.00
—————	—————	—————
(.05)	(.04)	(.02)
1.05	(1.15)	1.47
—————	—————	—————

1.00	(1.19)	1.45

—	—	—
—	(.01)	—
—————	—————	—————
1.00	(1.20)	1.45
—————	—————	—————
$11.25	$10.25	$11.45
—————	—————	—————
9.76%	(10.44)%	14.50%

1.55%	1.41%	1.44	%**
1.54%	1.41%	1.43	%**
(0.39)%	(0.36)%	(0.21	)%**

1,399%	4,850%	4,465%
$42,495	$30,729	$14,016

FINANCIAL HIGHLIGHTS(continued)

	Investor Class
	—––——–—–––––––––——————
	Internet Fund
	—––——–—–––––––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–——––––——	—————

PER SHARE OPERATINGP ERFORMANCE:
Net Asset Value—Beginning of Period	$30.55	$41.80
	—–——––––——	—————
Net Investment Loss†	(.29)	(.31)
Net Realized and Unrealized Losses on Securities	(9.83)	(10.94)
	—–——––––——	—————
Net Decrease in Net Asset Value
Resulting from Operations	(10.12)	(11.25)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—
	—–——––––——	—————
Net Decrease in Net Asset Value	(10.12)	(11.25)
	—–——––––——	—————
Net Asset Value—End of Period	$20.43	$30.55
	——––————	—————
Total Investment Return	(33.13)%	(26.91)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.21%
Net Expenses	1.38%	1.21%
Net Investment Loss	(1.34)%	(1.15)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,052%	2,186%
Net Assets, End of Period (000’s omitted)	$3,335	$3,124

†	Calculated using the average daily shares outstanding for the period.
††	Per share amounts for the period ended March 31, 2001 have been restated to reflect a 1:20 reverse stock split effective April 20, 2001.
*	Since the commencement of operations:April 6, 2000.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 87

Investor Class
———————
Internet Fund
———————
Period
Ended
March 31,
2001††*
—————

$200.00
—————
(1.60)
(156.60)
—————

(158.20)

—
—
—————
(158.20)
—————
$41.80
—————
(79.10)%

1.61	%**
1.61	%**
(1.43	)%**

1,937%
$1,625

FINANCIAL HIGHLIGHTS(continued)

	Investor Class

	Leisure Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–——––––——	—–——––––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.00	$8.52
	—–——––––——	—–——––––——
Net Investment Income (Loss)†	(.05)	(.11)
Net Realized and Unrealized Gains (Losses) on Securities	(1.99)	(.41)
	—–——––––——	—–——––––——
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.04)	(.52)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—
	—–——––––——	—–——––––——
Net Increase (Decrease) in Net Asset Value	(2.04)	(.52)
	—–——––––——	—–——––––——
Net Asset Value—End of Period	$5.96	$8.00
	—–——––––——	—–——––––——
Total Investment Return	(25.50)%	(6.10)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.57%
Net Expenses	1.38%	1.57%
Net Investment Income (Loss)	(0.65)%	(1.27)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,179%	2,609%
Net Assets, End of Period (000’s omitted)	$2,325	$11,443

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 89

Investor Class

Leisure Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*

$11.10	$11.21	$10.00

(.12)	.03	(.08)
(2.46)	(.04)	1.29

(2.58)	(.01)	1.21

—	—	—
—	(.10)	—

(2.58)	(.11)	1.21

$8.52	$11.10	$11.21

(23.24)%	(0.07)%	12.10%

1.55%	1.58%	1.59	%**
1.55%	1.58%	1.59	%**
(1.18)%	0.30%	(0.76	)%**

2,756%	5,734%	5,581%
$1,277	$5,563	$4,796

FINANCIAL HIGHLIGHTS(continued)

	Investor Class

	Precious Metals Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$27.90	$17.73

Net Investment Income (Loss)†	.03	.01
Net Realized and Unrealized Gains (Losses) on Securities	(1.15)	10.30

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.12)	10.31
Distribution to Shareholders from:
Net Investment Income	—	(.14)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(1.12)	10.17

Net Asset Value—End of Year	$26.78	$27.90

Total Investment Return	(4.01)%	58.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.27%	1.39%
Net Expenses	1.27%	1.39%
Net Investment Income (Loss)	0.09%	0.07%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate**	744%	839%
Net Assets, End of Year (000’s omitted)	$75,185	$59,625

†	Calculated using the average daily shares outstanding for the year.
††	Per share amounts for the periods ended March 31, 1999 through March 31, 2000 have been restarted to reflect a 1:5 reverse stock split effective
April 14, 2000.
*	Annualized.
**	Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 91

Investor Class

Precious Metals Fund

Year	Year	Year
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000††	1999††

$18.80	$20.95	$29.10

.05	(.10)	(.15)
(1.12)	(2.05)	(8.00)

(1.07)	(2.15)	(8.15)

—	—	—
—	—	—

(1.07)	(2.15)	(8.15)

$17.73	$18.80	$20.95

(5.69)%	(10.26)%	(28.01)%

1.18%	1.23%	1.37%
1.17%	1.23%	1.36%
0.30%	(0.34)%	(0.69)%

822%	1,004%	1,191%
$25,096	$37,780	$26,823

FINANCIAL HIGHLIGHTS (continued)

	Investor Class

	Retailing Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.12	$10.29

Net Investment Income (Loss)†	(.07)	(.10)
Net Realized and Unrealized Gains (Losses) on Securities	(3.05)	.93

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(3.12)	.83
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(3.12)	.83

Net Asset Value—End of Period	$8.00	$11.12

Total Investment Return	(28.06)%	8.07%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.44%
Net Expenses	1.38%	1.44%
Net Investment Income (Loss)	(0.82)%	(0.92)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,788%	2,030%
Net Assets, End of Period (000’s omitted)	$2,964	$21,667

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1,1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 93

Investor Class

Retailing Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*

$13.22	$13.54	$10.00
—————	—————	—————
(.09)	.02	(.10)
(2.84)	(.23)	3.64
—————	—————	—————

(2.93)	(.21)	3.54

—	—	—
—	(.11)	—
—————	—————	—————
(2.93)	(.32)	3.54
—————	—————	—————
$10.29	$13.22	$13.54
—————	—————	—————
(22.16)%	(1.51)%	35.40%

1.51%	1.44%	1.42	%**
1.50%	1.44%	1.42	%**
(0.78)%	0.16%	(0.81)	%**

3,062%	2,537%	3,243%
$33,228	$81,097	$45,219

FINANCIAL HIGHLIGHTS (continued)

	Investor Class

	Technology Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.00	$12.70

Net Investment Loss†	(.09)	(.15)
Net Realized and Unrealized Gains (Losses) on Securities	(3.80)	(1.55)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(3.89)	(1.70)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(3.89)	(1.70)

Net Asset Value—End of Period	$7.11	$11.00

Total Investment Return	(35.36)%	(13.39)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.44%
Net Expenses	1.38%	1.44%
Net Investment Loss	(1.13)%	(1.21)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,938%	1,017%
Net Assets, End of Period (000’s omitted)	$8,348	$35,815

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 14, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 95

Investor Class

Technology Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$31.59	$17.02	$10.00
—————	—————	—————
(.24)	(.19)	(.16)
(18.65)	14.76	7.18
—————	—————	—————

(18.89)	14.57	7.02

—	—	—
—	—	—
—————	—————	—————
(18.89)	14.57	7.02
—————	—————	—————
$12.70	$31.59	$17.02
—————	—————	—————
(59.80)%	85.61%	70.20%

1.30%	1.41%	1.39	%**
1.30%	1.40%	1.39	%**
(1.01)%	(0.85)%	(1.23	)%**

2,202%	4,929%	4,598%
$26,660	$90,002	$24,400

FINANCIAL HIGHLIGHTS (continued)

	Investor Class

	Telecommunications Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$5.04	$8.01
	—–——––––——	—————
Net Investment Income (Loss)†	.02	(.04)
Net Realized and Unrealized Gains (Losses) on Securities	(1.71)	(2.90)
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.69)	(2.94)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	(.03)
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(1.69)	(2.97)
	—–——––––——	—————
Net Asset Value—End of Period	$3.35	$5.04
	——––————	—————
Total Investment Return	(33.53)%	(36.84)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.38%	1.51%
Net Expenses	1.38%	1.51%
Net Investment Income (Loss)	0.46%	(0.60)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,431%	1,192%
Net Assets, End of Period (000’s omitted)	$9,152	$4,530

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 97

Investor Class

Telecommunications Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*

$20.39	$13.03	$10.00

(.10)	(.10)	(.04)
(12.28)	7.47	3.07

(12.38)	7.37	3.03

—	—	—
—	(.01)	—

(12.38)	7.36	3.03

$8.01	$20.39	$13.03

(60.72)%	56.54%	30.30%

1.37%	1.50%	1.56	%**
1.37%	1.49%	1.55	%**
(0.65)%	(0.59)%	(0.34)	%**

1,273%	1,555%	2,788%
$9,924	$66,904	$12,300

FINANCIAL HIGHLIGHTS (continued)

	Investor Class

	Transportation Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$6.95	$6.42

Net Investment Loss†	(.04)	(.03)
Net Realized and Unrealized Gains (Losses) on Securities	(1.90)	.56

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.94)	.53
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(1.94)	.53

Net Asset Value—End of Period	$5.01	$6.95

Total Investment Return	(27.91)%	8.26%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.40%	1.56%
Net Expenses	1.40%	1.56%
Net Investment Loss	(0.70)%	(0.51)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,786%	1,704%
Net Assets, End of Period (000’s omitted)	$960	$18,215

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 2, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 99

Investor Class

Transportation Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*

$6.24	$7.99	$10.00

—	(.07)	(.03)
.18	(1.68)	(1.98)

.18	(1.75)	(2.01)

—	—	—
—	—	—

.18	(1.75)	(2.01)

$6.42	$6.24	$7.99

2.88%	(21.90)%	(20.10)%

1.55%	1.97%	1.58%**
1.54%	1.96%	1.58%**
(0.05)%	(0.92)%	(0.36) %**

1,293%	1,970%	7,583%
$8,246	$18,501	$3,014

FINANCIAL HIGHLIGHTS (continued)

	Investor Class

	Utilities Fund

Year
		Year

Ended
		Ended

March 31,
		March 31,

2003
		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.48	$11.84

Net Investment Income†	.20	.20
Net Realized and Unrealized Gains (Losses) on Securities	(3.04)	(3.04)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.84)	(2.84)
Distribution to Shareholders from:
Net Investment Income	(.18)	(.52)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(3.02)	(3.36)

Net Asset Value—End of Period	$5.46	$8.48

Total Investment Return	(33.55)%	(24.07)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.39%	1.54%
Net Expenses	1.39%	1.54%
Net Investment Income	3.24%	2.00%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,158%	2,418%
Net Assets, End of Period (000’s omitted)	$9,978	$26,539

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 3, 2000.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 101

Investor Class

Utilities Fund

Period
Ended
March 31,
2001*

$10.00

.18
1.66

1.84

—
—

1.84

$11.84

18.40%

1.59	%**
1.59	%**
1.65	%**

1,591%
$15,566

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Banking Fund

	Year
Year

	Ended
Ended

	March 31,
March 31,

	2003
2002

PER SHARE OPERATING PERFORMANCE:

Net Asset Value—Beginning of Period	$8.41	$8.13

Net Investment Income†	.07	.08
Net Realized and Unrealized Gains (Losses) on Securities	(1.21)	.49

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.14)	.57
Distribution to Shareholders from:
Net Investment Income	(.21)	(.29)
Net Realized Capital Gain	—
—

Net Increase (Decrease) in Net Asset Value	(1.35)	.28

Net Asset Value—End of Period	$7.06	$8.41

Total Investment Return	(13.73)%	7.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.89%	1.91%
Net Expenses	1.89%	1.91%
Net Investment Income	0.91%	0.95%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,495%	1,292%
Net Assets, End of Period (000’s omitted)	$390	$23,281

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 103

Advisor Class

Banking Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*

$7.24	$8.74	$10.00

.13	.01	.03
.76	(1.51)	(1.29)

.89	(1.50)	(1.26)

—	—	—
—	—	—

.89	(1.50)	(1.26)

$8.13	$7.24	$8.74

12.29%	(17.16)%	(12.60)%

1.73%	2.06%	2.08%**
1.73%	2.05%	2.08%**
1.68%	0.07%	0.28%**

1,394%	3,829%	11,211%
$20,378	$17,872	$2

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Basic Materials Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$7.97	$6.93

Net Investment Income (Loss)†	(.02)	.05
Net Realized and Unrealized Gains (Losses) on Securities	(2.31)	1.08

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.33)	1.13
Distribution to Shareholders from:
Net Investment Income	(.01)	(.09)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(2.34)	1.04

Net Asset Value—End of Period	$5.63	$7.97

Total Investment Return	(29.24)%	16.36%

RATIOS TO AVERAGE NETA SSETS:
Gross Expenses	1.89%	2.00%
Net Expenses	1.89%	2.00%
Net Investment Income (Loss)	(0.23)%	0.65%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,943%	1,523%
Net Assets, End of Period (000’s omitted)	$2,419	$30,839

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 14, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 105

Advisor Class

Basic Materials Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————
$7.93	$7.72	$10.56
—————	—————	—————
.05	(.01)	.13
(1.05)	.22	(2.97)
—————	—————	—————

(1.00)	.21	(2.84)

—	—	—
—	—	—
—————	—————	—————
(1.00)	.21	(2.84)
—————	—————	—————
$6.93	$7.93	$7.72
—————	—————	—————
(12.61)%	2.72%	(26.89)%

2.08%	2.01%	1.96%**
2.07%	2.00%	1.95%**
0.71%	(0.10)%	1.25%**

2,600%	3,641%	5,704%
$238	$5,082	$688

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Biotechnology Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$20.36	$21.25

Net Investment Income (Loss)†	(.25)	(.40)
Net Realized and Unrealized Gains (Losses) on Securities	(6.76)	(.49)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(7.01)	(.89)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(7.01)	(.89)

Net Asset Value—End of Period	$13.35	$20.36

Total Investment Return	(34.43)%	(4.19)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.88%	1.72%
Net Expenses	1.88%	1.72%
Net Investment Income (Loss)	(1.82)%	(1.69)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	477%	390%
Net Assets, End of Period (000’s omitted)	$24,280	$20,931

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 107

	Advisor Class

Biotechnology Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$28.46	$12.66	$10.00
—————	—————	—————
(.49)	(.44)	.18
(6.72)	16.28	2.48
—————	—————	—————

(7.21)	15.84	2.66

—	—	—
—	(.04)	—
—————	—————	—————
(7.21)	15.80	2.66
—————	—————	—————
$21.25	$28.46	$12.66
—————	—————	—————
(25.33)%	125.34%	26.60%

1.74%	1.93%	2.16	%**
1.73%	1.92%	2.16	%**
(1.68)%	(1.96)%	1.79	%**

305%	699%	2,670%
$25,739	$45,757	$1,838

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Consumer Products Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.23	$7.08

Net Investment Income (Loss)†	(.01)	.01
Net Realized and Unrealized Gains (Losses) on Securities	(1.36)	1.16

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.37)	1.17
Distribution to Shareholders from:
Net Investment Income	(.04)	(.02)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(1.41)	1.15

Net Asset Value—End of Period	$6.82	$8.23

Total Investment Return	(16.64)%	16.52%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.89%	2.02%
Net Expenses	1.89%	2.02%
Net Investment Income (Loss)	(0.09)%	0.18%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,205%	890%
Net Assets, End of Period (000’s omitted)	$3,120	$33,201

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:August 17, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 109

Advisor Class

Consumer Products Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————
$7.50	$9.70	$8.73
—————	—————	—————
—	(.08)	(.08)
(.42)	(1.77)	1.05
—————	—————	—————

(.42)	(1.85)	.97

—	—	—
—	(.35)	—
—————	—————	—————
(.42)	(2.20)	.97
—————	—————	—————
$7.08	$7.50	$9.70
—————	—————	—————
(5.60)%	(19.76)%	11.11%

1.85%	2.13%	2.05	%**
1.84%	2.13%	2.04	%**
0.02%	(1.01)%	(1.38	)%**

1,907%	5,466%	1,255%
$18,104	$3,135	$20,952

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Electronics Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$16.62	$16.28

Net Investment Loss†	(.16)	(.26)
Net Realized and Unrealized Gains (Losses) on Securities	(8.59)	.60

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(8.75)	.34
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(8.75)	.34

Net Asset Value—End of Period	$7.87	$16.62

Total Investment Return	(52.65)%	2.09%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.87%	1.75%
Net Expenses	1.87%	1.75%
Net Investment Loss	(1.72)%	(1.50)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,413%	1,279%
Net Assets, End of Period (000’s omitted)	$7,389	$9,528

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 2, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 111

Advisor Class

Electronics Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$39.66	$13.96	$9.98
—————	—————	—————
(.58)	(.35)	(.23)
(22.62)	26.05	4.21
—————	—————	—————

(23.20)	25.70	3.98

—	—	—
(.18)	—	—
—————	—————	—————
(23.38)	25.70	3.98
—————	—————	—————
$16.28	$39.66	$13.96
—————	—————	—————
(58.68)%	184.10%	39.88%

1.87%	1.76%	2.05	%**
1.86%	1.75%	2.04	%**
(1.74)%	(1.51)%	(1.86	)%**

705%	1,162%	3,011%
$7,325	$25,034	$4,024

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Energy Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.09	$11.33

Net Investment Income (Loss)†	—	.05
Net Realized and Unrealized Gains (Losses) on Securities	(2.45)	(.19)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.45)	(.14)
Distribution to Shareholders from:
Net Investment Income	(.01)	(.10)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(2.46)	(.24)

Net Asset Value—End of Period	$8.63	$11.09

Total Investment Return	(22.13)%	(1.14)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.88%	1.80%
Net Expenses	1.88%	1.80%
Net Investment Income (Loss)	(0.03)%	0.42%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,362%	1,502%
Net Assets, End of Period (000’s omitted)	$7,039	$9,621

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 5, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 113

	Advisor Class

	Energy Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*

$10.84	$9.01	$10.07

(.03)	.15	(.14)
.52	1.68	(.92)

.49	1.83	(1.06)

—	—	—
—	—	—

.49	1.83	(1.06)

$11.33	$10.84	$9.01

4.52%	20.31%	(10.53)%

2.11%	2.06%	1.99	%**
2.11%	2.05%	1.98	%**
(0.26)%	1.45%	(1.75	)%**

1,707%	2,854%	6,070%
$4,269	$4,432	$609

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Energy Services Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$7.36	$8.99

Net Investment Loss†	(.08)	(.09)
Net Realized and Unrealized Gains (Losses) on Securities	(1.61)	(1.54)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.69)	(1.63)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(1.69)	(1.63)

Net Asset Value—End of Period	$5.67	$7.36

Total Investment Return	(22.96)%	(18.13)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.88%	1.97%
Net Expenses	1.88%	1.97%
Net Investment Loss	(1.26)%	(1.21)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	971%	949%
Net Assets, End of Period (000’s omitted)	$1,961	$22,051

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 2, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 115

Advisor Class

Energy Services Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————
$9.23	$6.01	$9.86
—————	—————	—————
(.11)	(.11)	(.09)
(.13)	3.33	(3.76)
—————	—————	—————

(.24)	3.22	(3.85)

—	—	—
—	—	—
—————	—————	—————
(.24)	3.22	(3.85)
—————	—————	—————
$8.99	$9.23	$6.01
—————	—————	—————
(2.60)%	53.58%	(39.05)%

1.74%	2.20%	2.05	%**
1.73%	2.20%	2.04	%**
(1.17)%	(1.49)%	(1.66	)%**

944%	1,794%	3,170%
$2,879	$34,524	$22,323

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Financial Services Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$10.08	$9.89

Net Investment Income (Loss)†	.03	(.01)
Net Realized and Unrealized Gains (Losses) on Securities	(2.52)	.30

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.49)	.29
Distribution to Shareholders from:
Net Investment Income	(.02)	(.10)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(2.51)	.19

Net Asset Value—End of Period	$7.57	$10.08

Total Investment Return	(24.74)%	3.02%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.88%	2.02%
Net Expenses	1.88%	2.02%
Net Investment Income (Loss)	0.35%	(0.08)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,336%	1,110%
Net Assets, End of Period (000’s omitted)	$15,074	$40,968

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 6, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 117

Advisor Class

Financial Services Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$9.42	$9.95	$10.47
—————	—————	—————
.01	(.05)	(.05)
.46	(.47)	(.47)
—————	—————	—————

.47	(.52)	(.52)

—	—	—
—	(.01)	—
—————	—————	—————
.47	(.53)	(.52)
—————	—————	—————
$9.89	$9.42	$9.95
—————	—————	—————
4.99%	(5.19)%	(4.97)%

1.74%	2.29%	2.13	%**
1.73%	2.28%	2.12	%**
0.05%	(0.64)%	(0.60	)%**

1,271%	2,770%	7,269%
$30,627	$129,760	$21,387

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Health Care Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.11	$11.06

Net Investment Loss†	(.06)	(.09)
Net Realized and Unrealized Gains (Losses) on Securities	(2.08)	.14

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.14)	.05
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(2.14)	.05

Net Asset Value—End of Period	$8.97	$11.11

Total Investment Return	(19.26)%	0.45%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.88%	1.85%
Net Expenses	1.88%	1.85%
Net Investment Loss	(0.66)%	(0.81)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,395%	936%
Net Assets, End of Period (000’s omitted)	$23,127	$29,504

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 11, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 119

Advisor Class

Health Care Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$10.12	$11.37	$9.93
—————	—————	—————
(.11)	(.15)	(.18)
1.05	(1.09)	1.62
—————	—————	—————

.94	(1.24)	1.44

—	—	—
—	(.01)	—
—————	—————	—————
.94	(1.25)	1.44
—————	—————	—————
$11.06	$10.12	$11.37
—————	—————	—————
9.29%	(10.95)%	14.50%

2.05%	2.16%	2.24	%**
2.04%	2.15%	2.23	%**
(0.98)%	(1.51)%	(1.96	)%**

1,399%	4,850%	4,465%
$24,444	$1,741	$24

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Internet Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$30.18	$41.60

Net Investment Loss†	(.40)	(.64)
Net Realized and Unrealized Losses on Securities	(9.73)	(10.78)

Net Decrease in Net Asset Value
Resulting from Operations	(10.13)	(11.42)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Decrease in Net Asset Value	(10.13)	(11.42)

Net Asset Value—End of Period	$20.05	$30.18

Total Investment Return	(33.57)%	(27.45)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.82%	1.74%
Net Expenses	1.82%	1.74%
Net Investment Loss	(1.79)%	(1.68)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,052%	2,186%
Net Assets, End of Period (000’s omitted)	$717	$396

†	Calculated using the average daily shares outstanding for the period.
††	Per share amounts for period ended March 31, 2001 have been restated to reflect a 1:20 reverse stock split effective April 20, 2001.
*	Since the commencement of operations:April 6, 2000.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 121

Advisor Class
———————
Internet Fund
———————
Period
Ended
March 31,
2001††*
—————

$200.00
—————
(2.80)
(155.60)
—————

(158.40)

—
—
—————
(158.40)
—————
$41.60
—————
(79.20)%

2.09	%**
2.08	%**
(2.00	)%**

1,937%
$201

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Leisure Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATIN GPERFORMANCE:
Net Asset Value—Beginning of Period	$7.78	$8.31

Net Investment Loss†	(.13)	(.17)
Net Realized and Unrealized Gains (Losses) on Securities	(1.86)	(.36)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.99)	(.53)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(1.99)	(.53)

Net Asset Value—End of Period	$5.79	$7.78

Total Investment Return	(25.58)%	(6.38)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.90%	2.26%
Net Expenses	1.90%	2.26%
Net Investment Loss	(1.68)%	(2.05)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,179%	2,609%
Net Assets, End of Period (000’s omitted)	$3,592	$9,324

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: June 3, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 123

	Advisor Class

	Leisure Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$10.94	$11.16	$9.35
—————	—————	—————
(.17)	(.14)	(.12)
(2.46)	.02	1.93
—————	—————	—————

(2.63)	(.12)	1.81

—	—	—
—	(.10)	—
—————	—————	—————
(2.63)	(.22)	1.81
—————	—————	—————
$8.31	$10.94	$11.16
—————	—————	—————
(24.04)%	(1.06)%	19.36%

2.08%	2.08%	2.23	%**
2.07%	2.08%	2.22	%**
(1.77)%	(1.32)%	(1.95	)%**

2,756%	5,734%	5,581%
$18,299	$18,559	$8

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Retailing Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$10.94	$10.17

Net Investment Loss†	(.12)	(.15)
Net Realized and Unrealized Gains (Losses) on Securities	(2.97)	.92

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(3.09)	.77
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(3.09)	.77

Net Asset Value—End of Period	$7.85	$10.94

Total Investment Return	(28.24)%	7.57%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.88%	1.95%
Net Expenses	1.88%	1.95%
Net Investment Loss	(1.35)%	(1.40)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,788%	2,030%
Net Assets, End of Period (000’s omitted)	$14,965	$37,690

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 21, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 125

	Advisor Class

	Retailing Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$13.18	$13.50	$10.01
—————	—————	—————
(.16)	(.33)	(.15)
(2.85)	.12	3.64
—————	—————	—————

(3.01)	(.21)	3.49

—	—	—
—	(.11)	—
—————	—————	—————
(3.01)	(.32)	3.49
—————	—————	—————
$10.17	$13.18	$13.50
—————	—————	—————
(22.84)%	(1.52)%	34.87%

2.10%	2.10%	1.95	%**
2.09%	2.09%	1.94	%**
(1.49)%	(2.69)%	(1.37	)%**

3,062%	2,537%	3,243%
$11,286	$91,740	$337

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Technology Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$10.77	$12.49

Net Investment Loss†	(.12)	(.20)
Net Realized and Unrealized Gains (Losses) on Securities	(3.68)	(1.52)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(3.80)	(1.72)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(3.80)	(1.72)

Net Asset Value—End of Period	$6.97	$10.77

Total Investment Return	(35.28)%	(13.77)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.88%	1.93%
Net Expenses	1.88%	1.93%
Net Investment Loss	(1.62)%	(1.69)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,938%	1,017%
Net Assets, End of Period (000’s omitted)	$16,717	$25,769

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 29, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 127

Advisor Class

Technology Fund

Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$31.20	$16.90	$10.84
—————	—————	—————
(.31)	(.37)	(.20)
(18.40)	14.67	6.26
—————	—————	—————

(18.71)	14.30	6.06

—	—	—
—	—	—
—————	—————	—————
(18.71)	14.30	6.06
—————	—————	—————
$12.49	$31.20	$16.90
—————	—————	—————
(59.97)%	84.62%	55.90%

1.81%	1.89%	2.18	%**
1.81%	1.89%	2.17	%**
(1.48)%	(1.60)%	(1.78	)%**

2,202%	4,929%	4,598%
$20,450	$32,537	$2,269

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Telecommunications Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$4.92	$7.86

Net Investment Loss†	(.03)	(.02)
Net Realized and Unrealized Gains (Losses) on Securities	(1.62)	(2.89)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.65)	(2.91)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	(.03)

Net Increase (Decrease) in Net Asset Value	(1.65)	(2.94)

Net Asset Value—End of Period	$3.27	$4.92

Total Investment Return	(33.54)%	(37.16)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.86%	1.87%
Net Expenses	1.86%	1.87%
Net Investment Loss	(0.68)%	(0.29)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,431%	1,192%
Net Assets, End of Period (000’s omitted)	$898	$931

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 129

	Advisor Class
—————––––—————————————
Telecommunications Fund
—————––––—————————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————

$20.13	$12.91	$10.00
—————	—————	—————
(.18)	(.19)	(.03)
(12.09)	7.42	2.94
—————	—————	—————

(12.27)	7.23	2.91

—	—	—
—	(.01)	—
—————	—————	—————
(12.27)	7.22	2.91
—————	—————	—————
$7.86	$20.13	$12.91
—————	—————	—————
(60.95)%	55.98%	29.10%

1.87%	2.05%	2.35	%**
1.86%	2.05%	2.34	%**
(1.24)%	(1.14)%	(0.27	)%**

1,273%	1,555%	2,788%
$19,154	$3,449	$1,929

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	Transportation Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$6.66	$6.19

Net Investment Loss†	(.05)	(.07)
Net Realized and Unrealized Gains (Losses) on Securities	(1.81)	.54

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.86)	.47
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gains	—	—

Net Increase (Decrease) in Net Asset Value	(1.86)	.47

Net Asset Value—End of Period	$4.80	$6.66

Total Investment Return	(27.93)%	7.59%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.92%	2.23%
Net Expenses	1.92%	2.23%
Net Investment Loss	(0.94)%	(1.16)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,786%	1,704%
Net Assets, End of Period (000’s omitted)	$3,561	$23,807

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: June 9,1998.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 131

Advisor Class
—————––––—————————————
Transportation Fund
—————––––—————————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
—————	—————	—————
$6.16	$7.95	$9.26
—————	—————	—————
(.01)	—	(.10)
.04	(1.79)	(1.21)
—————	—————	—————

.03	(1.79)	(1.31)

—	—	—
—	—	—
—————	—————	—————
.03	(1.79)	(1.31)
—————	—————	—————
$6.19	$6.16	$7.95
—————	—————	—————
0.49%	(22.52)%	(14.15)%

2.08%	1.34%	2.08	%**
2.08%	1.33%	2.07	%**
(0.16)%	(0.08)%	(1.38	)%**

1,293%	1,970%	7,583%
$233	$87,189	$4

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class
	—––——–—–––––––––——————
	Utilities Fund
	—––——–—–––––––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–——––––——	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.41	$11.81
	—–——––––——	—————
Net Investment Income†	.11	.12
Net Realized and Unrealized Gains (Losses) on Securities	(2.97)	(3.00)
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(2.86)	(2.88)
Distribution to Shareholders from:
Net Investment Income	(.18)	(.52)
Net Realized Capital Gain	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(3.04)	(3.40)
	—–——––––——	—————
Net Asset Value—End of Period	$5.37	$8.41
	——––————	—————
Total Investment Return	(34.07)%	(24.47)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.89%	1.85%
Net Expenses	1.89%	1.85%
Net Investment Income	1.74%	1.15%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,158%	2,418%
Net Assets, End of Period (000’s omitted)	$2,239	$6,053

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 3, 2000.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 133

Advisor Class
———————
Utilities Fund
———————
Period
Ended
March 31,
2001*
—————

$10.00
—————
.12
1.69
—————

1.81

—
—
—————
1.81
—————
$11.81
—————
18.10%

2.09	%**
2.08	%**
1.03	%**

1,591%
$14,360

FINANCIAL HIGHLIGHTS (continued)

	———————––————–—––——————
	Banking Fund
	———————––————–—––——————
	Year	Year	Period
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2003	2002	2001*
	—–——––––——	——––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.54	$8.27	$8.27
	—–——––––——	—————	—————
Net Investment Income (Loss)†	.02	.03	—
Net Realized and Unrealized Gains (Losses)
on Securities	(1.23)	.53	—
	—–——––––——	—————	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.21)	.56	—
Distribution to Shareholders from:
Net Investment Income	(.21)	(.29)	—
Net Realized Capital Gain	—	—	—
	—–——––––——	—————	—————
Net Increase (Decrease) in Net Asset Value	(1.42)	.27	—
	—–——––––——	—————	—————
Net Asset Value—End of Period	$7.12	$8.54	$8.27
	—–——––––——	—————	—————
Total Investment Return	(14.35)%	7.19%	0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.38%	2.40%	0.00	%**
Net Expenses	2.38%	2.40%	0.00	%**
Net Investment Income (Loss)	0.23%	0.42%	0.00	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,495%	1,292%	1,394%
Net Assets, End of Period (000’s omitted)	$76	$15	$14

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: March 30, 2001—Banking Fund and Biotechnology Fund; May 3, 2001—Basic Materials Fund.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 135

C-Class

Basic Materials Fund			Biotechnology Fund

Year	Period		Year	Year	Period
Ended	Ended		Ended	Ended	Ended
March 31,	March 31,		March 31,	March 31,	March 31,
2003	2002*		2003	2002	2001*

$8.01	$7.71		$20.66	$21.66	$21.66

(.02)	(.01)		(.33)	(.54)	—

(2.36)	.40		(6.86)	(.46)	—

(2.38)	.39		(7.19)	(1.00)	—

(.01)	(.09)		—	—	—
—	—		—	—	—

(2.39)	.30		(7.19)	(1.00)	—

$5.62	$8.01		$13.47	$20.66	$21.66

(29.72)%	5.10%		(34.80)%	(4.62)%	0.00%

2.39%	2.60	%**	2.38%	2.38%	0.00	%**
2.39%	2.60	%**	2.38%	2.38%	0.00	%**
(0.23)%	(0.13	)%**	(2.30)%	(2.36)%	0.00	%**

1,943%	1,523%		477%	390%	305%
$294	$525		$1,667	$967	$3

FINANCIAL HIGHLIGHTS (continued)

	C Class

	Consumer Products Fund

	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$8.31	$7.27

Net Investment Loss†	(.03)	(.01)
Net Realized and Unrealized Gains (Losses)
on Securities	(1.40)	1.07

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.43)	1.06
Distribution to Shareholders from:
Net Investment Income	(.04)	(.02)
Net Realized Capital Gain	—	—

Net Increase (Decrease) in Net Asset Value	(1.47)	1.04

Net Asset Value—End of Period	$6.84	$8.31

Total Investment Return	(17.20)%	14.57%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.39%	2.57	%**
Net Expenses	2.39%	2.57	%**
Net Investment Loss	(0.35)%	(0.19	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	1,205%	890%
Net Assets, End of Period (000’s omitted)	$196	$501

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: March 26, 2001—Electronics Fund;April 19, 2001—Energy Fund; July 24, 2001—Consumer Products Fund.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 137

		C Class
——————————————————–————————–—––——————
Electronics Fund				Energy Fund
——————————–––—————––––––——				——––——————————
Year	Year	Period		Year	Period
Ended	Ended	Ended		Ended	Ended
March 31,	March 31,	March 31,		March 31,	March 31,
2003	2002	2001*		2003	2002*
—–——––––——	——––——	——––——		—–——––––——	——––——

$16.82	$16.54	$18.72		$11.14	$11.87
—–——––––——	—————	—————		—–——––––——	—————
(.22)	(.37)	(.01)		(.07)	(.09)

(8.69)	.65	(2.17)		(2.43)	(.54)
—–——––––——	—————	—————		—–——––––——	—————

(8.91)	.28	(2.18)		(2.50)	(.63)

—	—	—		(.01)	(.10)
—	—	—		—	—
—–——––––——	—————	—————		—–——––––——	—————
(8.91)	.28	(2.18)		(2.51)	(.73)
—–——––––——	—————	—————		—–——––––——	—————
$7.91	$16.82	$16.54		$8.63	$11.14
—–——––––——	—————	—————		—–——––––——	—————
(52.97)%	1.69%	(11.65)%		(22.48)%	(5.22)%

2.39%	2.49%	2.11	%**	2.38%	2.51	%**
2.39%	2.49%	1.82	%**	2.38%	2.51	%**
(2.21)%	(2.27)%	(1.76	)%**	(0.81)%	(0.92	)%**

2,413%	1,279%	705%		1,362%	1,502%
$940	$388	$2		$1,471	$392

FINANCIAL HIGHLIGHTS (continued)

	C-Class
	———————––————–—––——————
	Energy Services Fund
	———————––————–—––——————
	Year	Year	Period
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2003	2002	2001*
	—–——––––——	——––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$7.41	$9.10	$9.10
	—–——––––——	—————	—————
Net Investment Loss†	(.10)	(.10)	—
Net Realized and Unrealized Gains (Losses)
on Securities	(1.63)	(1.59)	—
	—–——––––——	—————	—————
Net Decrease in Net Asset Value
Resulting from Operations	(1.73)	(1.69)	—
Distribution to Shareholders from:
Net Investment Income	—	—	—
Net Realized Capital Gain	—	—	—
	—–——––––——	—————	—————
Net Decrease in Net Asset Value	(1.73)	(1.69)	—
	—–——––––——	—————	—————
Net Asset Value—End of Period	$5.68	$7.41	$9.10
	—–——––––——	—————	—————
Total Investment Return	(23.35)%	(18.57)%	0.00%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.39%	2.57%	0.00	%**
Net Expenses	2.39%	2.57%	0.00	%**
Net Investment Loss	(1.60)%	(1.60)%	0.00	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	971%	949%	944%
Net Assets, End of Period (000’s omitted)	$651	$697	$3

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:March 30, 2001—Health Care Fund and Energy Services Fund;April 19, 2001—Financial Services Fund.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT139

C-Class
——————————————————–————————–—––——————
Financial Services Fund			Health Care Fund
——––——————————			——————————–––—————––––––——
Year	Period		Year	Year	Period
Ended	Ended		Ended	Ended	Ended
March 31,	March 31,		March 31,	March 31,	March 31,
2003	2002*		2003	2002	2001*
—–——––––——	——––——		—–——––––——	——––——	——––——

$10.14	$10.46		$11.25	$11.25	$11.25
—–——––––——	—————		—–——––––——	—————	—————
(.02)	(.05)		(.12)	(.18)	—

(2.53)	(.17)		(2.10)	.18	—
—–——––––——	—————		—–——––––——	—————	—————

(2.55)	(.22)		(2.22)	—	—

(.02)	(.10)		—	—	—
—	—		—	—	—
—–——––––——	—————		—–——––––——	—————	—————
(2.57)	(.32)		(2.22)	—	—
—–——––––——	—————		—–——––––——	—————	—————
$7.57	$10.14		$9.03	$11.25	$11.25
—–——––––——	—————		—–——––––——	—————	—————
(25.19)%	(2.02)%		(19.73)%	0.00%	0.00%

2.37%	2.52	%**	2.37%	2.54%	0.00	%**
2.37%	2.52	%**	2.37%	2.54%	0.00	%**
(0.19)%	(0.50	)%**	(1.30)%	(1.59)%	0.00	%**

2,336%	1,110%		1,395%	936%	1,399%
$222	$526		$421	$1,085	$3

FINANCIAL HIGHLIGHTS (continued)

	C Class
	——––——————————
	Internet Fund
	——––——————————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	—–——––––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$30.28	$53.40
	—–——––––——	—————
Net Investment Loss†	(.50)	(.78)
Net Realized and Unrealized Gains (Losses)
on Securities	(9.74)	(22.34)
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(10.24)	(23.12)
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(10.24)	(23.12)
	—–——––––——	—————
Net Asset Value—End of Period	$20.04	$30.28
	—–——––––——	—————
Total Investment Return	(33.82)%	(43.30)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.37%	2.36	%**
Net Expenses	2.37%	2.36	%**
Net Investment Loss	(2.34)%	(2.33	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,052%	2,186%
Net Assets, End of Period (000’s omitted)	$234	$149

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 19, 2001—Internet Fund;April 27, 2001—Precious Metals Fund; May 3, 2001—Leisure Fund.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT141

C Class
——————————————————–————————–—–
Leisure Fund			Precious Metals Fund
——––—————————			——––——————————
Year	Period		Year	Period
Ended	Ended		Ended	Ended
March 31,	March 31,		March 31,	March 31,
2003	2002*		2003	2002*
—–——––––——	——––——		—–——––––——	——––——

$7.93	$9.67		$27.72	$20.41
—–——––––——	—————		—–——––––——	—————
(.12)	(.15)		(.27)	(.26)

(1.94)	(1.59)		(1.10)	7.71
—–——––––——	—————		—–——––––——	—————

(2.06)	(1.74)		(1.37)	7.45

—	—		—	(.14)
—	—		—	—
—–——––––——	—————		—–——––––——	—————
(2.06)	(1.74)		(1.37)	7.31
—–——––––——	—————		—–——––––——	—————
$5.87	$7.93		$26.35	$27.72
—–——––––——	—————		—–——––––——	—————
(25.98)%	(17.99)%		(4.94)%	36.75%

2.39%	2.53	%**	2.27%	2.38	%**
2.39%	2.53	%**	2.27%	2.38	%**
(1.70)%	(2.14	)%**	(0.94)%	(1.23	)%**

3,179%	2,609%		744%	839%
$36	$87		$2,150	$910

FINANCIAL HIGHLIGHTS (continued)

	C Class
	——––——————————
	Retailing Fund
	——––——————————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	—–——––––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$11.02	$10.68
	—–——––––——	—————
Net Investment Loss†	(.20)	(.20)
Net Realized and Unrealized Gains (Losses)
on Securities	(3.01)	.54
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(3.21)	.34
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(3.21)	.34
	—–——––––——	—————
Net Asset Value—End of Period	$7.81	$11.02
	—–——––––——	—————
Total Investment Return	(29.13)%	3.18%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.32%	2.70	%**
Net Expenses	2.32%	2.70	%**
Net Investment Loss	(1.89)%	(2.13	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	3,788%	2,030%
Net Assets, End of Period (000’s omitted)	$85	$1,028

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 18, 2001—Technology Fund and Telecommunications Fund; May 9, 2001—Retailing Fund.
**	Annualized
***	Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT143

	C Class
——————————————————–————————–—–
Technology Fund			Telecommunications Fund
——––——————————			——––——————————
Year	Period		Year	Period
Ended	Ended		Ended	Ended
March 31,	March 31,		March 31,	March 31,
2003	2002*		2003	2002*
—–——––––——	——––——		—–——––––——	——––——

$10.90	$14.82		$4.99	$8.97
—–——––––——	—————		—–——––––——	—————
(.18)	(.25)		(.03)	(.08)

(3.72)	(3.67)		(1.68)	(3.87)
—–——––––——	—————		—–——––––——	—————

(3.90)	(3.92)		(1.71)	(3.95)

—	—		—	—
—	—		—	(.03)
—–——––––——	—————		—–——––––——	—————
(3.90)	(3.92)		(1.71)	(3.98)
—–——––––——	—————		—–——––––——	—————
$7.00	$10.90		$3.28	$4.99
—–——––––——	—————		—–——––––——	—————
(35.78)%	(26.45)%		(34.27)%	(44.16)%

2.37%	2.43	%**	2.41%	2.43	%**
2.37%	2.43	%**	2.41%	2.43	%**
(2.07)%	(2.22	)%**	(0.71)%	(1.25	)%**

1,938%	1,017%		2,431%	1,192%
$434	$424		$774	$19

FINANCIAL HIGHLIGHTS (concluded)

	C Class
	——––——————————
	Transportation Fund
	—––——————————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	–——––––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$6.91	$6.68
	—–——––––——	—————
Net Investment Income (Loss)†	(.09)	(.08)
Net Realized and Unrealized Gains (Losses)
on Securities	(1.87)	.31
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(1.96)	.23
Distribution to Shareholders from:
Net Investment Income	—	—
Net Realized Capital Gain	—	—
	—–——––––——	—————
Net Increase (Decrease) in Net Asset Value	(1.96)	.23
	—–——––––——	—————
Net Asset Value—End of Period	$4.95	$6.91
	—–——––––——	—————
Total Investment Return	(28.36)%	3.44%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.36%	2.59	%**
Net Expenses	2.36%	2.59	%**
Net Investment Income (Loss)	(1.51)%	(1.35	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,786%	1,704%
Net Assets, End of Period (000’s omitted)	$514	$654

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:April 27, 2001—Utilities Fund; May 14, 2001—Transportation Fund.
**	Annualized
*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT145

C Class
——––——————————
Utilities Fund
——––——————————
Year	Period
Ended	Ended
March 31,	March 31,
2003	2002*
—–——––––——	——––——

$8.36	$12.66
—–——––––——	—————
.10		(.04)

(2.97)	(3.74)
—–——––––——	—————

(2.87)	(3.78)

(.18)		(.52)
—	—
—–——––––——	—————
(3.05)	(4.30)
—–——––––——	—————
$5.31	$8.36
—–——––––——	—————
(34.40)%	(29.95)%

2.42%	2.76	%**
2.42%	2.76	%**
1.56%	(0.48	)%**

3,158%	2,418%
$939	$192

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Rydex Series Funds (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares.The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge (“CDSC”) if Shares are redeemed within 12 months of purchase. At March 31, 2003, the Trust consisted of thirty-four separate series: fourteen Benchmark Funds, one Money Market Fund, seventeen Sector Funds, and two Strategic Funds.This report covers the seventeen Sector Funds (the “Sector Funds”), while the Money Market and Benchmark Funds and the Strategic Funds are contained in separate reports. At March 31, 2003, none of the Sector Funds have issued H Class or Institutional Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis.

C. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as service and distribution fees relating to the Advisor Class Shares, H Class Shares, and to C Class Shares, are charged directly to

ANNUAL REPORT147

NOTES TO FINANCIAL STATEMENTS (continued)

specific classes. In addition, certain expenses have been allocated to the individual funds in the Trust on a pro rata basis upon the respective aggregate net assets value of each fund included in the Trust.

D. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

E. Each Sector Fund seeks capital appreciation and invests substantially all of its assets in equity securities of companies involved in its sector.The Funds may also purchase American Depository Receipts (“ADRs”) and U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.The risks inherent in the use of futures, options and swaps agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and, 4) the potential of counterparty default.

F. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. Repurchase Agreements

The Trust transfers uninvested cash balances into a single joint account, along with the uninvested cash of the Rydex Dynamic Funds, a separate trust.The daily aggregate balance of the joint account is invested in one or more repurchase agreements collateralized by obligations of the U. S.Treasury.The collateral is in the possession of the Trusts’ custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of March 31, 2003 are as follows:

Counterparty	Terms of Agreement	FaceValue	MarketValue	MaturityValue

Lehman Brothers, Inc	1.30% due 4/1/03	$5,616,137	$5,616,137	$5,616,338
Paine Webber, Inc	1.29% due 4/1/03	200,000,000	200,000,000	200,007,167
Salomon Smith Barney, Inc.	1.25% due 4/1/03	200,000,000	200,000,000	200,006,944
U.S. Bank NA	1.20% due 4/1/03	200,000,000	200,000,000	200,006,667

			$605,616,137	$605,637,116

NOTES TO FINANCIAL STATEMENTS (continued)

As of March 31, 2003, the collateral for the repurchase agreements in the joint account was as follows:
Security Type	Range of Rates	Par Value	Market Value
———–––———	———––—–––———	——–———	——–––———
U. S.Treasury Bonds	3.375% - 8.875%	$209,450,000	$209,508,652
U. S.Treasury Notes	0.000% - 6.000%	388,767,000	408,252,383
			——–––———
			$617,761,035
			——–––———

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred.There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Fees And Other Transactions With Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors, (the “Advisor”), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Sector Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the “Servicer”), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Sector Funds.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Sector Funds.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution Plan and Shareholder Services Plan applicable to its Advisor Class Shares and a Distribution Plan applicable to the H Class Shares, for which Rydex Distributors, Inc. (the “Distributor”), an affiliated entity, and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act.The Distributor, in turn, will pay the Service Provider out of its fees.The Distributor may, at its discretion, retain a portion of such payments to

ANNUAL REPORT 149

NOTES TO FINANCIAL STATEMENTS (continued)

compensate itself for distribution services. If a Service Provider provides shareholder services, the Distributor will receive fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets.The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the “C Class Plan”) applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C Class Shares average daily net assets.The annual 0.25% service fee compensates your financial advisor for providing on-going services to you.The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission.The Distributor advances the first year’s service and distribution fees.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

4. Securities Transactions

During the year ended March 31, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

		Basic	Bio-	Consumer
	Banking	Materials	technology	Products	Electronics
	Fund	Fund	Fund	Fund	Fund

Purchases	$412,823,772	$436,862,379	$734,729,273	$337,026,602	$1,186,953,442
Sales	$448,674,690	$491,545,825	$749,762,180	$376,773,307	$1,203,715,706

		Energy	Financial	Health
	Energy	Services	Services	Care	Internet
	Fund	Fund	Fund	Fund	Fund

Purchases	$297,130,990	$319,586,157	$888,889,153	$615,843,114	$205,361,785
Sales	$316,585,696	$359,990,623	$917,428,773	$616,588,139	$201,721,810

					Tele-
		Precious			commun-
	Leisure	Metals	Retailing	Technology	ications
	Fund	Fund	Fund	Fund	Fund

Purchases	$303,879,044	$613,348,010	$864,258,529	$670,272,778	$443,950,377
Sales	$315,205,021	$583,406,071	$895,307,072	$689,705,647	$433,817,312

	Trans-
	portation	Utilities
	Fund	Fund

Purchases	$330,228,962	$473,645,717
Sales	$358,435,912	$481,180,672

NOTES TO FINANCIAL STATEMENTS (continued)

5. Federal Income Tax Information

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income to its shareholders.Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts (e.g. financial future contracts).These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid between April 1, 2002 and March 31, 2003 was as follows:

Tax
	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions

Banking Fund	$524,029	$—	$—	$524,029
Basic Materials Fund	59,923	—	—	59,923
Biotechnology Fund	—	—	—	—
Consumer Products Fund	78,768	—	—	78,768
Electronics Fund	—	—	—	—
Energy Fund	12,802	—	—	12,802
Energy Services Fund	—	—	—	—
Financial Services Fund	81,365	—	—	81,365
Health Care Fund	—	—	—	—
Internet Fund	—	—	—	—
Leisure Fund	—	—	—	—
Precious Metals Fund	—	—	—	—
Retailing Fund	—	—	—	—
Technology Fund	—	—	—	—
Telecommunications Fund	—	—	—	—
Transportation Fund	—	—	—	—
Utilities Fund	370,000	—	—	370,000

ANNUAL REPORT 151

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid between April 1, 2001-March 31, 2002 was as follows:

			Tax
	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions

Banking Fund	$1,016,302	$—	$—	$1,016,302
Basic Materials Fund	330,874	—	—	330,874
Biotechnology Fund	—	—	—	—
Consumer Products Fund	119,689	—	—	119,689
Electronics Fund	—	—	—	—
Energy Fund	276,598	—	—	276,598
Energy Services Fund	—	—	—	—
Financial Services Fund	504,966	—	—	504,966
Health Care Fund	—	—	—	—
Internet Fund	—	—	—	—
Leisure Fund	—	—	—	—
Precious Metals Fund	169,567	—	64,932	234,499
Retailing Fund	—	—	—	—
Technology Fund	—	—	—	—
Telecommunications Fund	80,026	—	—	80,026
Transportation Fund	—	—	—	—
Utilities Fund	237,348	—	—	237,348

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributable earnings/(accumulated losses) at March 31, 2003 was a follows:

		Undistributed
		Realized	Net
	Undistributed	Gain/	Unrealized
	Ordinary	(Accumulated	Appreciation/	Capital Loss
Fund	Income	Loss)	(Depreciation)	Carryforward[1]

Banking Fund	$353,853	$(35,369,528)	$(14,960,268)	$35,369,528
Basic Materials Fund	38,790	(15,466,989)	(5,489,357)	15,466,989
Biotechnology Fund	—	(133,594,513)	(44,061,485)	133,594,513
Consumer Products Fund	41,560	(10,879,518)	(4,639,721)	10,879,518
Electronics Fund	—	(102,372,620)	(44,711,926)	102,372,620
Energy Fund	3,866	(13,285,758)	(7,758,196)	13,285,758
Energy Services Fund	—	(35,820,261)	(31,517,273)	35,820,261
Financial Services Fund	207,849	(30,317,519)	(25,336,201)	30,317,519
Health Care Fund	—	(15,661,874)	(17,731,247)	15,661,874
Internet Fund	—	(32,498,516)	(2,806,960)	32,498,516
Leisure Fund	—	(13,062,699)	(4,418,659)	13,062,699
Precious Metals Fund	53,404	(61,548,625)	(7,606,730)	61,548,625
Retailing Fund	—	(18,820,190)	(22,219,260)	18,820,190
Technology Fund	—	(34,767,096)	(41,892,403)	34,767,096
Telecommunications Fund	9,205	(29,409,059)	(12,360,113)	29,409,059
Transportation Fund	—	(13,003,093)	(5,924,442)	13,003,093
Utilities Fund	170,417	(8,575,590)	(2,951,762)	8,575,590

Differences between total distributable earnings (accumulated losses) on a tax basis and on a book basis are due to post-October losses and wash sales.

1 Banking Fund: $1,605,231 expires in 2008, $23,740,327 expires in 2009, $7,330,166 expires in 2010, $2,693,804 expires in 2011

Basic Materials Fund: $6,669,975 expires in 2009, $1,922,768 expires in 2010, $6,874,246 expires in 2011

Biotechnology Fund: $6,260,288 expires in 2009, $85,507,014 expires in 2010, $41,827,211 expires in 2011

Consumer Products Fund: $2,541,056 expires in 2008, $6,932,751 expires in 2009, $1,405,711 expires in 2011

Electronics Fund: $26,624,901 expires in 2009, $71,114,792 expires in 2010, $4,632,927 expires in 2011

Energy Fund: $1,381,425 expires in 2008, $142,288 expires in 2009, $6,287,410 expires in 2010, $5,474,635 expires in 2011

Energy Services Fund: $364,446 expires in 2007, $7,012,158 expires in 2008, $18,272,026 expires in 2009, $8,605,776 expires in 2010, $1,565,855 expires in 2011

Financial Services Fund: $13,520,324 expires in 2009, $16,797,195 expires in 2010

Health Care Fund: $11,457,858 expires in 2010, $4,204,016 expires in 2011

Internet Fund: $9,065,533 expires in 2009, $20,245,609 expires in 2010, $3,187,374 expires in 2011

Leisure Fund: $189,716 expires in 2008, $6,347,300 expires in 2009, $5,084,685 expires in 2010, $1,440,998 expires in 2011

Precious Metals Fund: $4,249,968 expires in 2004, $709,440 expires in 2005, $6,318,198 expires in 2006, $5,630,309 expires in 2007, $11,740,001 expires in 2008, $17,957,165 expires in 2009, $8,817,763 expires in 2010, $6,125,781 expires in 2011

Retailing Fund: $8,867,832 expires in 2009, $8,401,610 expires in 2010, $1,550,748 expires in 2011

Technology Fund: $1,587,782 expires in 2009, $8,747,935 expires in 2010, $24,431,379 expires in 2011

Telecommunications Fund: $22,780,371 expires in 2010, $6,628,688 expires in 2011

Transportation Fund: $1,496,274 expires in 2008, $7,534,993 expires in 2009, $1,468,132 expires in 2010, $2,503,694 expires in 2011

Utilities Fund: $1,847,877 expires in 2009, $6,727,713 expires in 2011

ANNUAL REPORT 153

NOTES TO FINANCIAL STATEMENTS (continued)

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At March 31, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	(Loss)	Gain (Loss)

Banking Fund	$22,941,574	$—	$(14,960,268)	$(14,960,268)
Basic Materials Fund	11,578,528	—	(5,489,357)	(5,489,357)
Biotechnology Fund	181,219,201	—	(44,061,485)	(44,061,485)
Consumer Products Fund	9,759,786	—	(4,639,721)	(4,639,721)
Electronics Fund	84,507,809	—	(44,711,926)	(44,711,926)
Energy Fund	20,720,036	—	(7,758,196)	(7,758,196)
Energy Services Fund	49,467,863	—	(31,517,273)	(31,517,273)
Financial Services Fund	47,235,839	—	(25,336,201)	(25,336,201)
Health Care Fund	54,858,725	—	(17,731,247)	(17,731,247)
Internet Fund	6,955,407	—	(2,806,960)	(2,806,960)
Leisure Fund	10,351,068	—	(4,418,659)	(4,418,659)
Precious Metals Fund	85,495,301	—	(7,606,730)	(7,606,730)
Retailing Fund	40,322,636	—	(22,219,260)	(22,219,260)
Technology Fund	67,477,589	—	(41,892,403)	(41,892,403)
Telecommunications Fund	23,305,121	—	(12,360,113)	(12,360,113)
Transportation Fund	11,039,433	—	(5,924,442)	(5,924,442)
Utilities Fund	16,139,465	—	(2,951,762)	(2,951,762)

NOTES TO FINANCIAL STATEMENTS (continued)

6. Share Transactions

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the year ended March 31, 2003 were:

Investor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	53,790,341	69,530,640	59,629,471
Purchased through Dividend Reinvestment	33,658	8,497	—

Total Purchased	53,823,999	69,539,137	59,629,471
Shares Redeemed	(56,177,271)	(74,595,239)	(62,014,921)

Net Shares Redeemed	(2,353,272)	(5,056,102)	(2,385,450)

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund

Shares Purchased	9,826,143	48,739,688	44,600,033
Purchased through Dividend Reinvestment	—	—	—

Total Purchased	9,826,143	48,739,688	44,600,033
Shares Redeemed	(9,765,179)	(49,779,390)	(43,929,716)

Net Shares Purchased (Redeemed)	60,964	(1,039,702)	670,317

Advisor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	16,243,287	12,622,320	7,687,002
Purchased through Dividend Reinvestment	28,865	758	—

Total Purchased	16,272,152	12,623,078	7,687,002
Shares Redeemed	(18,984,895)	(16,063,574)	(6,896,705)

Net Shares Purchased (Redeemed)	(2,712,743)	(3,440,496)	790,297

	Internet	Leisure	Retailing
	Fund	Fund	Fund

Shares Purchased	3,197,287	7,237,334	7,022,075
Purchased through Dividend Reinvestment	—	—	—

Total Purchased	3,197,287	7,237,334	7,022,075
Shares Redeemed	(3,174,642)	(7,815,112)	(8,558,981)

Net Shares Purchased (Redeemed)	22,645	(577,778)	(1,536,906)

ANNUAL REPORT 155

NOTES TO FINANCIAL STATEMENTS (continued)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund

41,094,262	150,628,344	36,631,701	54,599,692	110,594,671	71,257,046
4,353	—	589	—	3,076	—

41,098,615	150,628,344	36,632,290	54,599,692	110,597,747	71,257,046
(43,264,948)	(152,409,245)	(38,920,384)	(58,924,934)	(112,186,371)	(71,613,117)

(2,166,333)	(1,780,901)	(2,288,094)	(4,325,242)	(1,588,624)	(356,071)

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund

105,648,234	89,643,821	125,524,777	52,854,171	86,664,772
—	—	—	—	51,423

105,648,234	89,643,821	125,524,777	52,854,171	86,716,195
(107,225,305)	(91,726,006)	(123,688,953)	(55,283,719)	(88,017,022)

(1,577,071)	(2,082,185)	1,835,824	(2,429,548)	(1,300,827)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund

17,148,680	9,483,776	10,173,332	26,781,339	6,397,464	13,305,753
5,250	—	838	—	4,165	—

17,153,930	9,483,776	10,174,170	26,781,339	6,401,629	13,305,753
(20,729,938)	(9,118,402)	(10,225,689)	(29,430,493)	(8,473,228)	(13,382,932)

(3,576,008)	365,374	(51,519)	(2,649,154)	(2,071,599)	(77,179)

	Tele-
	commu-	Trans-
Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund

11,792,419	27,438,021	14,880,382	14,118,675
—	—	—	10,285

11,792,419	27,438,021	14,880,382	14,128,960
(11,784,605)	(27,353,048)	(17,714,309)	(14,431,453)

7,814	84,973	(2,833,927)	(302,493)

NOTES TO FINANCIAL STATEMENTS (continued)

C Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	1,907,925	1,322,971	1,763,096
Purchased through Dividend Reinvestment	1,166	103	—

Total Purchased	1,909,091	1,323,074	1,763,096
Shares Redeemed	(1,900,146)	(1,336,287)	(1,686,109)

Net Shares Purchased (Redeemed)	8,945	(13,213)	76,987

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund

Shares Purchased	793,086	798,515	974,657
Purchased through Dividend Reinvestment	—	—	—

Total Purchased	793,086	798,515	974,657
Shares Redeemed	(786,341)	(803,269)	(925,885)

Net Shares Purchased (Redeemed)	6,745	(4,754)	48,772

Transactions in shares for the period ended March 31, 2002, were:

Investor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	65,426,489	86,598,758	71,224,292
Purchased through Dividend Reinvestment	57,929	24,675	—

Total Purchased	65,484,418	86,623,433	71,224,292
Shares Redeemed	(66,781,699)	(83,349,457)	(73,849,315)

Net Shares Purchased (Redeemed)	(1,297,281)	3,273,976	(2,625,023)

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund

Shares Purchased	5,370,789	55,400,443	34,749,750
Purchased through Dividend Reinvestment	—	—	11,005

Total Purchased	5,370,789	55,400,443	34,760,755
Shares Redeemed	(6,046,238)	(54,120,453)	(34,039,124)

Net Shares Purchased (Redeemed)	(675,449)	1,279,990	721,631

ANNUAL REPORT 157

NOTES TO FINANCIAL STATEMENTS (continued)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
1,407,321	5,466,495	1,324,101	2,253,700	1,484,264	3,155,903
463	—	19	—	126	—
——––———	——––———	——––———	——––———	——––———	——––———
1,407,784	5,466,495	1,324,120	2,253,700	1,484,390	3,155,903
(1,439,487)	(5,370,678)	(1,188,921)	(2,233,282)	(1,507,023)	(3,205,658)
——––———	——––———	——––———	——––———	——––———	——––———
(31,703)	95,817	135,199	20,418	(22,633)	(49,755)
——––———	——––———	——––———	——––———	——––———	——––———

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
1,400,441	6,719,376	3,980,282	1,372,247	6,142,069
—	—	—	—	2,075
———––———	———–—–———	———––———	———––———	———––———
1,400,441	6,719,376	3,980,282	1,372,247	6,144,144
(1,482,800)	(6,696,317)	(3,748,108)	(1,363,158)	(5,990,181)
———––———	———–—–———	———––———	———––———	———––———
(82,359)	23,059	232,174	9,089	153,963
———––———	————––———	———––———	———––———	———––———

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
33,245,460	84,465,199	49,298,529	73,244,114	69,247,760	65,145,275
2,687	—	11,580	—	17,732	—
——––———	——––———	——––———	——––———	——––———	——––———
33,248,147	84,465,199	49,310,109	73,244,114	69,265,492	65,145,275
(32,030,117)	(83,005,735)	(47,863,328)	(71,815,489)	(70,326,440)	(67,112,499)
——––———	——––———	——––———	——––———	——––———	——––———
1,218,030	1,459,464	1,446,781	1,428,625	(1,060,948)	(1,967,224)
——––———	——––———	——––———	——––———	——––———	——––———

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
93,147,517	50,549,071	24,359,081	68,928,107	48,401,490
—	—	10,322	—	19,535
——––———	——––———	——––———	——––———	——––———
93,147,517	50,549,071	24,369,403	68,928,107	48,421,025
(94,429,633)	(49,391,960)	(24,708,773)	(67,591,867)	(46,607,467)
——––———	——––———	——––———	——––———	——––———
(1,282,116)	1,157,111	(339,370)	1,336,240	1,813,558
——––———	——––———	——––———	——––———	——––———

NOTES TO FINANCIAL STATEMENTS (continued)

Advisor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	29,939,914	19,639,350	8,603,797
Purchased through Dividend Reinvestment	71,673	18,662	—

Total Purchased	30,011,587	19,658,012	8,603,797
Shares Redeemed	(29,750,136)	(15,822,442)	(8,787,232)

Net Shares Purchased (Redeemed)	261,451	3,835,570	(183,435)

	Internet	Leisure	Retailing
	Fund	Fund	Fund

Shares Purchased	5,244,837	17,785,144	34,068,424
Purchased through Dividend Reinvestment	—	—	—

Total Purchased	5,244,837	17,785,144	34,068,424
Shares Redeemed	(5,328,329)	(18,788,518)	(31,734,526)

Net Shares Purchased (Redeemed)	(83,492)	(1,003,374)	2,333,898

C Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	480,063	256,144	307,188
Purchased through Dividend Reinvestment	595	699	—

Total Purchased	480,658	256,843	307,188
Shares Redeemed	(480,596)	(191,365)	(260,544)

Net Shares Purchased	62	65,478	46,644

|
			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund

Shares Purchased	50,076	157,870	144,881
Purchased through Dividend Reinvestment	—	—	187

Total Purchased	50,076	157,870	145,068
Shares Redeemed	(45,159)	(146,939)	(112,232)

Net Shares Purchased	4,917	10,931	32,836

ANNUAL REPORT 159

NOTES TO FINANCIAL STATEMENTS (continued)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
26,193,596	11,233,357	13,184,160	19,429,647	12,737,206	20,845,827
12,458	—	16,765	—	32,138	—
——––———	——––———	——––———	——––———	——––———	——––———
26,206,054	11,233,357	13,200,925	19,429,647	12,769,344	20,845,827
(24,728,578)	(11,110,159)	(12,710,402)	(16,754,601)	(11,800,609)	(20,401,444)
——––———	——––———	——––———	——––———	——––———	——––———
1,477,476	123,198	490,523	2,675,046	968,735	444,383
——––———	——––———	——––———	——––———	——––———	——––———

	Tele-
	commu-	Trans-
Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———
15,705,576	15,782,277	30,846,987	11,267,124
—	1,299	—	6,856
——––———	——––———	——––———	——––———
15,705,576	15,783,576	30,846,987	11,273,980
(14,951,492)	(18,031,094)	(27,308,957)	(11,770,573)
——––———	——––———	——––———	——––———
754,084	(2,247,518)	3,538,030	(496,593)
——––———	——––———	——––———	——––———

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
288,888	180,488	261,579	576,810	149,285	501,577
150	—	81	—	521	—
——––———	——––———	——––———	——––———	——––———	——––———
289,038	180,488	261,660	576,810	149,806	501,577
(228,731)	(157,563)	(226,483)	(483,099)	(97,892)	(405,470)
——––———	——––———	——––———	——––———	——––———	——––———
60,307	22,925	35,177	93,711	51,914	96,107
——––———	——––———	——––———	——––———	——––———	——––———

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
334,779	174,160	74,687	328,843	404,347
—	—	64	—	278
——––———	——––———	——––———	——––———	——––———
334,779	174,160	74,751	328,843	404,625
(241,487)	(135,298)	(71,004)	(234,171)	(381,703)
——––———	——––———	——––———	——––———	——––———
93,292	38,862	3,747	94,672	22,922
——––———	——––———	——––———	——––———	——––———

NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in dollars for the period ended March 31, 2003 were:

Investor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	$445,827,706	$482,561,832	$873,455,045
Purchased through Dividend Reinvestment	261,521	53,699	—

Total Purchased	446,089,227	482,615,531	873,455,045
Shares Redeemed	(463,817,307)	(514,641,516)	(903,789,059)

Net Change	$(17,728,080)	$(32,025,985)	$(30,334,014)

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund

Shares Purchased	$208,471,129	$350,405,768	$1,285,154,394
Purchased through Dividend Reinvestment	—	—	—

Total Purchased	208,471,129	350,405,768	1,285,154,394
Shares Redeemed	(207,528,245)	(356,786,581)	(1,257,328,625)

Net Change	$942,884	$(6,380,813)	$27,825,769

Advisor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	$132,679,487	$85,554,061	$105,695,226
Purchased through Dividend Reinvestment	217,351	4,701	—

Total Purchased	132,896,838	85,558,762	105,695,226
Shares Redeemed	(152,116,630)	(109,813,788)	(93,483,378)

Net Change	$(19,219,792)	$(24,255,026)	$12,211,848

	Internet	Leisure	Retailing
	Fund	Fund	Fund

Shares Purchased	$70,134,024	$52,911,899	$63,273,813
Purchased through Dividend Reinvestment	—	—	—

Total Purchased	70,134,024	52,911,899	63,273,813
Shares Redeemed	(67,064,784)	(58,409,721)	(81,283,745)

Net Change	$3,069,240	$(5,497,822)	$(18,009,932)

ANNUAL REPORT 161

NOTES TO FINANCIAL STATEMENTS (continued)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
$324,057,874	$1,522,438,055	$346,034,744	$344,775,885	$946,033,380	$687,229,053
32,911	—	5,209	—	25,989	—
———––———	———–—–———	———––———	———––———	———––———	———––———
324,090,785	1,522,438,055	346,039,953	344,775,885	946,059,369	687,229,053
(339,391,595)	(1,545,768,499)	(367,801,763)	(372,587,206)	(957,476,158)	(687,154,016)
———––———	———–—–———	———––———	———––———	———––———	———––———
$(15,300,810)	$(23,330,444)	$(21,761,810)	$(27,811,321)	$(11,416,789)	$75,037
———––———	————––———	———––———	———––———	———––———	———––———

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
$970,145,805	$695,156,775	$451,816,605	$317,550,530	$527,908,429
—	—	—	—	284,885
———––———	———–—–——	———––———	———––———	———––———
970,145,805	695,156,775	451,816,605	317,550,530	528,193,314
(983,180,224)	(714,120,317)	(442,375,031)	(329,571,936)	(536,758,603)
———––———	———–—–——	———––———	———––———	———––———
$(13,034,419)	$(18,963,542)	$9,441,574	$(12,021,406)	$(8,565,289)
———––———	————––——	———––———	———––———	———––———

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
$135,252,100	$88,503,612	$95,385,337	$166,344,712	$56,995,595	$121,776,181
38,954	—	7,277	—	34,690	—
———–———	———–—–—	——————	———––———	———––——	———––———
135,291,054	88,503,612	95,392,614	166,344,712	57,030,285	121,776,181
(161,132,182)	(84,649,411)	(94,658,264)	(180,400,292)	(75,253,310)	(122,710,756)
———––——	———–—–—	——————	———––———	———––——	———––———
$(25,841,128)	$3,854,201	$734,350	$(14,055,580)	$(18,223,025)	$(934,575)
———––——	————––——	———––——	———––———	———––———	———––———

	Tele-
	commu-	Trans-
Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———
$89,067,112	$94,812,121	$80,017,567	$82,313,495
—	—	—	56,158
———––———	———––———	———––———	———––———
89,067,112	94,812,121	80,017,567	82,369,653
(90,319,054)	(95,071,065)	(97,007,029)	(83,957,597)
———––———	———––———	———––———	———––———
$(1,251,942)	$(258,944)	$(16,989,462)	$(1,587,944)
———––———	———––———	———––———	———––———

NOTES TO FINANCIAL STATEMENTS (continued)

C Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund
	——––———	——––———	——––———
Shares Purchased	$15,840,535	$9,180,208	$24,842,016
Purchased through Dividend Reinvestment	8,881	638	—
	———––———	———––——	———––———
Total Purchased	15,849,416	9,180,846	24,842,016
Shares Redeemed	(15,788,107)	(9,170,454)	(23,626,946)
	———––———	———––——	———––———
Net Change	$61,309	$10,392	$1,215,070
	———––———	———––——	———––———

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund
	——––———	——––———	——––———
Shares Purchased	$16,743,908	$5,979,399	$28,203,728
Purchased through Dividend Reinvestment	—	—	—
	———––———	———––——	———––———
Total Purchased	16,743,908	5,979,399	28,203,728
Shares Redeemed	(16,786,993)	(5,898,080)	(26,905,940)
	———––———	———––——	———––———
Net Change	$(43,085)	$81,319	$1,297,788
	———––———	———––——	———––———

Transactions in dollars for the period ended March 31, 2002 were:

Investor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund

Shares Purchased	$540,248,601	$653,286,265	$1,674,523,047
Purchase through Dividend Reinvestment	447,214	182,594	—

Total Purchased	540,695,815	653,468,859	1,674,523,047
Shares Redeemed	(548,827,234)	(627,120,999)	(1,719,627,992)

Net Change	$(8,131,419)	$26,347,860	$(45,104,945)

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund
	——––———	——––———	——––———
Shares Purchased	$128,107,630	$443,841,619	$752,477,719
Purchase through Dividend Reinvestment	—	—	216,803
	———––———	———––———	———––———
Total Purchased	128,107,630	443,841,619	752,694,522
Shares Redeemed	(124,086,686)	(431,994,875)	(731,180,525)
	———––———	———––———	———––———
Net Change	$4,020,944	$11,846,744	$21,513,997
	———––———	———––———	———––———

ANNUAL REPORT 163

NOTES TO FINANCIAL STATEMENTS (continued)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
$11,244,919	$48,835,096	$12,067,558	$14,761,207	$12,204,616	$29,431,097
3,455	—	164	—	1,050	—
———––———	———––———	———––———	———––———	———––———	———––———
11,248,374	48,835,096	12,067,722	14,761,207	12,205,666	29,431,097
(11,344,804)	(46,848,202)	(10,813,439)	(14,326,258)	(12,546,977)	(29,748,669)
———––———	———––———	———––———	———––———	———––———	———––———
$(96,430)	$1,986,894	$1,254,283	$434,949	$(341,311)	$(317,572)
———––———	———––———	———––———	———––———	———––———	———––———

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
$13,329,032	$50,454,993	$14,297,437	$7,958,722	$36,006,588
—	—	—	—	11,226
———––———	———––———	———––———	———––——	———––———
13,329,032	50,454,993	14,297,437	7,958,722	36,017,814
(14,232,153)	(50,142,827)	(13,413,776)	(8,006,862)	(34,529,907)
———––———	———––———	———––———	———––——	———––———
$(903,121)	$312,166	$883,661	$(48,140)	$1,487,907
———––———	———––———	———––———	———––——	———––———

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
$257,182,758	$1,400,550,504	$541,968,190	$540,419,786	$687,343,351	$749,044,542
20,770	—	112,559	—	166,153	—
———––———	———–—–———	———––———	———––———	———––———	———––———
257,203,528	1,400,550,504	542,080,749	540,419,786	687,509,504	749,044,542
(246,708,969)	(1,375,674,280)	(524,703,979)	(531,161,830)	(697,177,278)	(769,947,468)
———––———	———–—–———	———––———	———––———	———––———	———––———
$10,494,559	$24,876,224	$17,376,770	$9,257,956	$(9,667,774)	$(20,902,926)
———––———	————––———	———––———	———––———	———––———	———––———

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
$975,853,927	$628,729,210	$156,863,289	$449,544,079	$442,919,520
—	—	68,643	—	170,343
———––———	———––———	———––———	———––———	———––———
975,853,927	628,729,210	156,931,932	449,544,079	443,089,863
(990,556,147)	(612,541,644)	(158,063,719)	(441,124,163)	(430,011,807)
———––———	———––———	———––———	———––———	———––———
$(14,702,220)	$16,187,566	$(1,131,787)	$8,419,916	$13,078,056
———––———	———––———	—––—––———	———––———	———––———

NOTES TO FINANCIAL STATEMENTS (continued)

Advisor Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund
	———––———	———––———	———––———
Shares Purchased	$247,182,773	$149,379,612	$208,468,946
Purchase through Dividend Reinvestment	541,131	136,235	—
	———––———	———––———	———––———
Total Purchased	247,723,904	149,515,847	208,468,946
Shares Redeemed	(240,692,702)	(120,821,936)	(210,103,808)
	———––———	———––———	———––———
Net Change	$7,031,202	$28,693,911	$(1,634,862)
	———––———	———––———	———––———

	Internet	Leisure	Retailing
	Fund	Fund	Fund
	——––———	——––———	——––———
Shares Purchased	$181,865,158	$149,399,474	$352,036,470
Purchase through Dividend Reinvestment	—	—	—
	———––———	———––———	———––———
Total Purchased	181,865,158	149,399,474	352,036,470
Shares Redeemed	(174,908,482)	(157,164,094)	(327,358,430)
	———––———	———––———	———––———
Net Change	$6,956,676	$(7,764,620)	$24,678,040
	——––———	——––———	——––———

C Class:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund
	——––———	——––———	——––———
Shares Purchased	$3,865,388	$1,933,269	$7,114,548
Purchase through Dividend Reinvestment	4,564	5,135	—
	——–––——	——–––——	——–––——
Total Purchased	3,869,952	1,938,404	7,114,548
Shares Redeemed	(3,833,313)	(1,458,217)	(5,815,690)
	——–––——	——–––——	——–––——
Net Change	$36,639	$480,187	$1,298,858
	—––––———	——–––——	——–––——

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund
	——––———	——––———	——––———
Shares Purchased	$1,664,687	$1,279,227	$3,328,421
Purchase through Dividend Reinvestment	—	—	3,669
	——–––——	——–––——	——–––——
Total Purchased	1,664,687	1,279,227	3,332,090
Shares Redeemed	(1,373,824)	(1,049,028)	(2,579,009)
	——–––——	——–––——	——–––——
Net Change	$290,863	$230,199	$753,081
	—––––———	——–––——	——–––——

ANNUAL REPORT 165

NOTES TO FINANCIAL STATEMENTS (continued)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
$198,680,979	$196,748,175	$144,704,053	$137,561,100	$125,144,177	$237,143,314
94,932	—	160,945	—	297,278	—
———––———	———––———	———––———	———––———	———––———	———––———
198,775,911	196,748,175	144,864,998	137,561,100	125,441,455	237,143,314
(186,477,151)	(187,190,163)	(136,782,512)	(113,936,083)	(115,246,942)	(229,942,846)
———––———	———––———	———––———	———––———	———––———	———––———
$12,298,760	$9,558,012	$8,082,486	$23,625,017	$10,194,513	$7,200,468
——––———	—––—––———	——––———	——––———	——––———	——––———

	Tele-
	commu-	Trans-
Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund
———––———	———––———	———––———	———––———
$192,654,134	$102,462,425	$195,598,935	$114,958,846
—	8,455	—	59,373
———––———	———––———	———––———	———––———
192,654,134	102,470,880	195,598,935	115,018,219
(189,003,058)	(117,282,193)	(172,205,349)	(120,202,729)
———––———	———––———	———––———	———––———
$3,651,076	$(14,811,313)	$23,393,586	$(5,184,510)
———––———	———––———	———––———	———––———

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——–—–———	——–—–———	——––———	——––———
$2,247,114	$2,992,855	$2,685,483	$3,684,288	$1,455,952	$5,696,346
1,156	—	777	—	4,853	—
——–––——	——–––——	——–—–———	——–—–———	——––———	——––———
2,248,270	2,992,855	2,686,260	3,684,288	1,460,805	5,696,346
(1,793,596)	(2,541,762)	(2,281,749)	(2,997,481)	(945,821)	(4,600,569)
——–––——	——–––——	——–—–———	——–—–———	——––———	——––———
$454,674	$451,093	$404,511	$686,807	$514,984	$1,095,777
——–––——	——–––——	——–—–———	——–—–———	——––———	——––———

		Tele-
		commu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
$3,622,719	$2,086,484	$456,335	$2,161,129	$3,311,317
—	—	423	—	2,404
——–––——	——––———	——––———	——––———	——––———
3,622,719	2,086,484	456,758	2,161,129	3,313,721
(2,599,281)	(1,535,618)	(427,113)	(1,498,659)	(3,087,232)
——–––——	——––———	——––———	——––———	——––———
$1,023,438	$550,866	$29,645	$662,470	$226,489
——––———	——––———	——––———	——––———	——––———

NOTES TO FINANCIAL STATEMENTS (continued)

7. Net Assets

At March 31, 2003, net assets consisted of:

		Basic	Bio-
	Banking	Materials	technology
	Fund	Fund	Fund
	——––———	——––———	——––———
Paid-In-Capital	$58,524,664	$29,893,043	$346,000,506
Undistributed Net Investment Income	353,853	38,790	—
Accumulated Net Realized Loss on Investments	(51,820,933)	(24,634,839)	(241,167,147)
Net Unrealized Appreciation on Investments	761,003	775,052	32,116,598
	———––——	———––——	——––—––——
Net Assets	$7,818,587	$6,072,046	$136,949,957
	——––———	——––———	—––—––———

			Precious
	Internet	Leisure	Metals
	Fund	Fund	Fund
	——––———	——––———	——––———
Paid-In-Capital	$41,907,784	$23,800,066	$146,437,041
Undistributed Net Investment Income	—	—	53,404
Accumulated Net Realized Loss on Investments	(38,443,149)	(18,278,610)	(86,833,591)
Net Unrealized Appreciation on Investments	821,227	432,207	17,678,236
	———––——	———––——	———–—–——
Net Assets	$4,285,862	$5,953,663	$77,335,090
	——––———	——––———	———––––——

ANNUAL REPORT 167

NOTES TO FINANCIAL STATEMENTS (continued)

Consumer			Energy	Financial	Health
Products	Electronics	Energy	Services	Services	Care
Fund	Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———	——––———
$22,067,225	$212,367,414	$34,254,812	$90,893,960	$80,474,448	$73,700,211
41,560	—	3,866	—	207,849	—
(17,686,679)	(177,579,775)	(22,263,359)	(76,957,762)	(61,106,427)	(41,071,988)
534,038	5,196,724	1,218,030	3,818,715	2,390,700	4,320,026
———––——	——––—––——	———––——	———––——	———––——	———––——
$4,956,144	$39,984,363	$13,213,349	$17,754,913	$21,966,570	$36,948,249
——––———	—––—––———	——––———	——––———	———––——	——––———

		Telecommu-	Trans-
Retailing	Technology	nications	portation	Utilities
Fund	Fund	Fund	Fund	Fund
——––———	——––———	——––———	——––———	——––———
$59,053,034	$114,634,480	$52,583,965	$25,514,419	$29,535,431
—	—	9,205	—	170,417
(43,204,383)	(91,485,027)	(43,049,707)	(20,622,746)	(18,099,749)
2,164,933	2,349,795	1,280,535	143,574	1,550,145
———––——	———–—–——	———––——	———––——	———––——
$18,013,584	$25,499,248	$10,823,998	$5,035,247	$13,156,244
——––———	———––––——	——––———	——––———	———––——

NOTES TO FINANCIAL STATEMENTS (continued)

8. Portfolio Securities Loaned

The Trust lends its securities to approved brokers to earn additional income.Within this arrangement, the Trust acts as lender, U.S. Bank acts as the agent, and the other approved registered broker dealers act as the borrowers.The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust’s collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust’s securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2003, the pooled cash collateral investments consisted of repurchase agreements (69.30%), commercial paper (17.50%), fixed income notes (5.87%), and money market mutual funds (7.33%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day.The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities.The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2003 the following funds participated in securities lending and received cash collateral:

Fund	Cash Collateral	Value of Securities Loaned

Banking Fund	$1,308,665	$1,246,893
Basic Materials Fund	1,085,690	1,028,156
Biotechnology Fund	56,007,675	51,513,421
Consumer Products Fund	1,863,375	1,780,370
Energy Fund	2,515,989	2,385,490
Energy Services Fund	5,014,239	4,739,327
Financial Services Fund	2,947,722	2,805,377
Health Care Fund	10,853,573	10,412,074
Leisure Fund	1,375,586	1,296,164
Precious Metals Fund	20,839,732	19,392,055
Retailing Fund	6,386,955	6,077,003
Telecommunications Fund	3,423,594	3,181,030
Transportation Fund	1,845,156	1,742,494
Utilities Fund	2,239,871	2,098,273

ANNUAL REPORT 169

NOTES TO FINANCIAL STATEMENTS (continued)

9. Line of Credit

The Trust has a secured $50,000,000 line of credit with U.S. Bank. Borrowings, if any, under this arrangement bear interest at U.S. Bank’s prime rate minus 2%.This line of credit expires on June 1, 2003. As of March 31, 2003, the Trust did not have any outstanding borrowings under this agreement.

10. Subsequent Events

Effective April 21, 2003, the Basic Materials Fund, Consumer Products Fund, Leisure Fund,Telecommunications Fund,Transportation Fund, Energy Services Fund, and Utilities Fund, Investor Class Shares, Advisor Class Shares and C Class shares, underwent a 1-for-3 reverse split. The effect of this transaction was to divide the number of outstanding shares in each Fund by three, while multiplying the net asset value per share by three.

There were no changes in the aggregate market values of the outstanding shares as a result of these transactions.

INDEPENDENT AUDITORS’ REPORT

The Shareholders and Board of Trustees, Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund,Technology Fund,Telecommunications Fund,Transportation Fund, and Utilities Fund (collectively the “Funds”), comprising seventeen of the thirty-four Funds and Portfolios of the Rydex Series Funds as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund,Technology Fund,Telecommunications Fund, Transportation Fund, and Utilities Fund of the Rydex Series Funds as of March 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP NewYork, NewYork May 16, 2003

ANNUAL REPORT 171

UNAUDITED TAX INFORMATION

Of the ordinary income distributions paid during the year by the Banking Fund, Basic Materials Fund, Consumer Products Fund, Energy Fund, Financial Services Fund, and Utilities Fund, 100%, 100%, 100%, 100%, 100%, and 100%, respectively, qualifies for the dividends received deduction for corporations.

This notification is to meet certain Internal Revenue Service requirements.

UNAUDITED INFORMATION ON BOARD OF TRUSTEES

Each Trust is served by a separate Board of Trustees composed of six members.The membership of each Board is the same. There is no stated term of service, and Trustees continue to serve after election until resignation.

	Positions Held	Length of Service
Name, Age, and Address	With Fund	As Trustee (Year Began)
——––————————––—	——––——–——	——––——————–———
Albert P.Viragh, Jr. (61) *	Chairman of the Board;	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500	President of Rydex	Rydex Variable Trust – 1998
Rockville, MD 20850	Series Funds	Rydex Dynamic Funds – 1999

Corey A. Colehour (57)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

J. Kenneth Dalton (62)	Trustee	Rydex Series Funds – 1995
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

John O. Demaret (62)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Patrick T. McCarville (60)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Roger Somers (58)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

*This trustee is deemed to be an “interested person” of the Trust, within the meaning of Section2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

ANNUAL REPORT 173

UNAUDITED INFORMATION ON BOARD OF TRUSTEES (concluded)

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

	Number of Portfolios
Principal Occupations	in Fund Complex
During Past 5 Years	Overseen	Other Directorships
——––———————–––—	——––——————–——	——––——–——–———
Chairman of the Board of Directors,
President, and Treasurer:
Rydex Fund Services, Inc	73	None
Rydex Global Advisors, Inc.
Rydex Distributors, Inc.

Senior Vice President of Marketing/
Co-Owner, Schield Management Company	73	None

Mortgage Banking Consultant and Investor
The Dalton Group	73	None

Retired	73	None

Founder and Chief Executive Officer
Par Industries, Inc.	73	None

Owner
Arrow Limousine	73	None